AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2004
     ---------------------------------------------------------------------

                                                             FILE NOS. 333-74411
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 13

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 71

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 MOTOR PARKWAY
                                    SUITE 132
                            HAUPPAUGE, NEW YORK 11788
                                  631/357-8920
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     ANGELA KING, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, NW                            OF NEW YORK
SUITE 500                                    3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous


              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94260
PALATINE, ILLINOIS 60094-4260
TELEPHONE NUMBER: 1-866-718-9824                   PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 42 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS  PUTNAM VARIABLE TRUST (CLASS IB)
 TRUST (CLASS 2)                                VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 SHARES)                                         (CLASS I & II)


Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 57 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 17
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         17
--------------------------------------------------------------------------------
  Purchases                                                             19
--------------------------------------------------------------------------------
  Contract Value                                                        20
--------------------------------------------------------------------------------
  Investment Alternatives                                               25
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          25
--------------------------------------------------------------------------------
     The Fixed Account Options                                          29
--------------------------------------------------------------------------------
     Transfers                                                          31
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              33
--------------------------------------------------------------------------------
  Access to Your Money                                                  36
--------------------------------------------------------------------------------
  Income Payments                                                       37
--------------------------------------------------------------------------------
  Death Benefits                                                        45
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      49
--------------------------------------------------------------------------------
  Taxes                                                                 52
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   58
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  59
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   60
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                61
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 62
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT  63
--------------------------------------------------------------------------------
APPENDIX F-ACCUMULATION UNIT VALUES                                     64
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               21
--------------------------------------------------------------------------------
Accumulation Benefit                                                    21
--------------------------------------------------------------------------------
Accumulation Phase                                                      9
--------------------------------------------------------------------------------
Accumulation Unit                                                       17
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 17
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1
--------------------------------------------------------------------------------
Annuitant                                                               17
--------------------------------------------------------------------------------
Automatic Additions Program                                             19
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 33
--------------------------------------------------------------------------------
Beneficiary                                                             18
--------------------------------------------------------------------------------
Benefit Base                                                            6
--------------------------------------------------------------------------------
Co-Annuitant                                                            18
--------------------------------------------------------------------------------
*Contract                                                               1
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9
--------------------------------------------------------------------------------
Contract Value                                                          1
--------------------------------------------------------------------------------
Contract Year                                                           6
--------------------------------------------------------------------------------
Credit Enhancement                                                      1
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           32
--------------------------------------------------------------------------------
Due Proof of Death                                                      45
--------------------------------------------------------------------------------
Fixed Account Options                                                   1
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        21
--------------------------------------------------------------------------------
Guarantee Period Account                                                30
--------------------------------------------------------------------------------
Income Base                                                             6
--------------------------------------------------------------------------------
Income Plan                                                             9
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        6
--------------------------------------------------------------------------------
Investment Alternatives                                                 1
--------------------------------------------------------------------------------
IRA Contract                                                            6
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Maximum Anniversary Value                                               6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    6
--------------------------------------------------------------------------------
Payout Phase                                                            9
--------------------------------------------------------------------------------
Payout Start Date                                                       37
--------------------------------------------------------------------------------
Portfolios                                                              1
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             35
--------------------------------------------------------------------------------
Qualified Contract                                                      17
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     6
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         7
--------------------------------------------------------------------------------
Rider Anniversary                                                       21
--------------------------------------------------------------------------------
Rider Application Date                                                  18
--------------------------------------------------------------------------------
Rider Date                                                              21
--------------------------------------------------------------------------------
Rider Fee                                                               6
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    34
--------------------------------------------------------------------------------
Rider Maturity Date                                                     21
--------------------------------------------------------------------------------
Rider Period                                                            21
--------------------------------------------------------------------------------
Rider Trade-In Option                                                   24
--------------------------------------------------------------------------------
Right to Cancel                                                         20
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        45
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       6
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           30
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           37
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  55
--------------------------------------------------------------------------------
Transfer Period Accounts                                                23
--------------------------------------------------------------------------------
Trial Examination Period                                                5
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              6
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                28
--------------------------------------------------------------------------------
Valuation Date                                                          19
--------------------------------------------------------------------------------
Variable Account                                                        1
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                                  5 PROSPECTUS

-------------------------------------------------------------------------------
                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .Currently there is no additional charge if you select
                          the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                          We reserve the right to charge a mortality and expense risk charge of up to 0.15% for this benefit.
                          This benefit is only available for IRA Contracts, which are Contracts issued with an Individual
                          Retirement Annuity or Account ("IRA") under Section
                          408 of the Internal Revenue Code.

                        .Transfer fee equal to 1.00% of the amount transferred
                          up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        .State premium tax (New York currently does not impose
                          one).


                                  6 PROSPECTUS

-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .42 Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Van Kampen Asset Management

                          . Van Kampen*

                          *Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        .joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("Return of Premium Death Benefit" or "ROP Death
                        Benefit"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.


                                  7 PROSPECTUS


-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to the Payout Start Date are generally considered
                        to come from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional 10%
                        federal tax penalty. A withdrawal charge may also
                        apply.

                        If any withdrawal request reduces your Contract Value
                        to less than $1,000, and no purchase payments have been
                        received for 3 years, we will treat the request as a
                        withdrawal of the entire Contract Value. Your Contract
                        will terminate if you withdraw all of your Contract
                        Value.
-------------------------------------------------------------------------------





                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 37. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*/

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

-----------------------------------------------------------------------------------------------------------------------------------
Contract:                          0           1          2          3          4          5          6          7          8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor                   7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus            8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option      None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance                                                  $30**
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                       1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Basic Contract (without any optional benefit)                       Charge      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                   1.10%            0.19%            1.29%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                              1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)      1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)      1.50%            0.19%            1.69%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)           1.60%            0.19%            1.79%
------------------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                    0.20% (up to 0.30% for Options added in
MAV Death Benefit Option                                          the future)
                                                    0.00% (up to 0.15% for Options added in
Spousal Protection Benefit (Co-Annuitant) Option                  the future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                    1.30%           0.19%                1.49%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                               1.60%           0.19%                1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)       1.60%           0.19%                1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)       1.70%           0.19%                1.89%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%           0.19%                1.99%
------------------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                             0.50%*
-------------------------------------------------------------------------------


* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40% of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%.


                                 11  PROSPECTUS

Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.74%                      4.98%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                              Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities Fund -        0.50%       0.25%      0.03%          0.78%
Class 2 (2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2       0.48%       0.25%      0.03%          0.76%
(2)(3)
------------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities Fund -         0.57%       0.25%      0.19%          1.01%
Class 2 (3)(4)
------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government Fund - Class 2       0.50%       0.25%      0.03%          0.78%
(2)(3)
------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2       0.60%       0.25%      0.20%          1.05%
(3)
------------------------------------------------------------------------------------
FTVIP Templeton Developing
Market Securities Fund -        1.25%       0.25%      0.30%          1.80%
Class 2
------------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2       0.69%       0.25%      0.22%          1.16%
(4)
------------------------------------------------------------------------------------
Oppenheimer Aggressive
Growth Fund/VA - Service        0.68%       0.25%      0.02%          0.95%
Shares
------------------------------------------------------------------------------------
Oppenheimer Balanced            0.73%       0.25%      0.03%          1.01%
Fund/VA- Service Shares (5)
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -          0.65%       0.25%      0.04%          0.94%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service    0.63%       0.25%      0.05%          0.93%
Shares
------------------------------------------------------------------------------------
Oppenheimer High Income         0.73%       0.25%      0.06%          1.04%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street         0.68%       0.25%      0.03%          0.96%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund/VA - Service     0.75%       0.25%      0.23%          1.23%
Shares
------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      0.72%       0.25%      0.05%          1.02%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Putnam VT Global Asset          0.70%       0.25%      0.25%          1.20%
Allocation Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Growth and Income     0.48%       0.25%      0.05%          0.78%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Health Sciences       0.70%       0.25%      0.14%          1.09%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT High Yield Fund -     0.67%       0.25%      0.11%          1.03%
Class IB
------------------------------------------------------------------------------------
Putnam VT Income Fund -         0.59%       0.25%      0.09%          0.93%
Class IB
------------------------------------------------------------------------------------
Putnam VT International         0.76%       0.25%      0.18%          1.19%
Equity Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.65%       0.25%      0.10%          1.00%
Class IB
------------------------------------------------------------------------------------
Putnam VT Money Market Fund     0.42%       0.25%      0.07%          0.74%
- Class IB
------------------------------------------------------------------------------------
Putnam VT New Opportunities     0.59%       0.25%      0.08%          0.92%
Fund - Class IB

                                 12 PROSPECTUS

------------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.70%       0.25%      0.09%          1.04%
Class IB
------------------------------------------------------------------------------------
Putnam VT Research Fund -       0.65%       0.25%      0.14%          1.04%
Class IB
------------------------------------------------------------------------------------
Putnam VT The George Putnam     0.63%       0.25%      0.10%          0.98%
Fund of Boston - Class IB
------------------------------------------------------------------------------------
Putnam VT Utilities Growth      0.70%       0.25%      0.13%          1.08%
and Income Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    0.65%       0.25%      0.11%          1.01%
IB
------------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.55%       0.25%      0.07%          0.87%
Class IB
------------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio - Class II     0.00%       0.25%      4.06%          4.31%
(6)(7)(9)
------------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.60%       0.25%      0.05%          0.90%
Portfolio - Class II
------------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%       0.25%      0.07%          1.02%
Growth Portfolio - Class II
------------------------------------------------------------------------------------
Van Kampen LIT Growth &         0.60%       0.25%      0.06%          0.91%
Income Portfolio - Class II
------------------------------------------------------------------------------------
Van Kampen LIT Money Market     0.50%       0.25%      0.19%          0.94%
Portfolio - Class II (8)(9)
------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio -        0.80%       0.35%      0.41%          1.56%
Class II (10)(11)
------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio - Class II     0.60%       0.35%      0.92%          1.87%
(10)(11)(12)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio - Class I             0.55%        N/A       0.39%          0.94%
(7)(10)(11)(13)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio - Class II            0.55%       0.35%      0.39%          1.29%
(10)(11)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio - Class     0.80%       0.35%      2.07%          3.22%
II (10)(11)(12)
------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio - Class II     0.95%       0.35%      3.68%          4.98%
(10)(11)(12)(13)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio - Class I       0.75%        N/A       0.37%          1.12%
(7)(10)(11)(13)(14)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio - Class II      0.75%       0.35%      0.37%          1.47%
(10)(11)(13)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio - Class II     0.80%       0.35%      0.31%          1.46%
(10)(11)(14)
------------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2003 (except as otherwise noted).

2. The Fund administration fee is paid indirectly through the management fee.

3. While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

4. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:


                         Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                   Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------
FTVIP Franklin Small
Cap Value Fund - Class     0.55%       0.25%      0.19%           0.99%
2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class    0.65%       0.25%      0.22%           1.12%
2
-------------------------------------------------------------------------------


5. Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA.

6. For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

7. Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II, the Van Kampen UIF Equity Growth Portfolio, Class I, and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I, respectively.

8. Under the terms of the Advisory agreement, if the Total Annual Portfolio Expenses, exclusive of taxes, distribution fees and interest, exceed 0.95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of 0.85%. For the year ended December 31, 2003, the Adviser voluntarily waived $62,439 of its investment advisory fees.
 This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.



                                 13  PROSPECTUS

9. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. When the effects of the voluntary waivers discussed in footnotes 6 and 8 are taken into consideration, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:


                         Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                   Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------
Van Kampen LIT
Aggressive Growth          0.75%       0.25%      0.26%           1.26%
Portfolio - Class II
-------------------------------------------------------------------------------
Van Kampen LIT Money
Market Portfolio -         0.41%       0.25%      0.19%           0.85%
Class II
-------------------------------------------------------------------------------



10. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



11. The fees in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's Adviser to the extent Total Annual Portfolio Expenses exceed the "Operating Expense Limitation" in the table below. The Adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the Rule 12B-1 fees for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:


                        Operating
                         Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO               Limitation     Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets Debt     1.25%       0.80%       0.05%      0.41%           1.26%
Portfolio - Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Equity
and Income Portfolio -    1.00%       0.03%       0.05%      0.92%           1.00%
Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio -        0.85%       0.46%        N/A       0.39%           0.85%
Class I
------------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio -        1.10%       0.46%       0.25%      0.39%           1.10%
Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio -     1.20%       0.00%       0.05%      1.15%           1.20%
Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth            1.25%       0.00%       0.05%      1.20%           1.25%
Portfolio - Class II
------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.05%       0.88%        N/A       0.37%           1.05%
Portfolio - Class I
------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.15%       0.68%       0.10%      0.37%           1.15%
Portfolio - Class II
------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Real Estate Portfolio     1.35%       0.79%       0.25%      0.31%           1.35%
- Class II
------------------------------------------------------------------------------------------



Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from Total Annual Portfolio Expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing.
 Included in "Other Expenses" of the Van Kampen UIF Emerging Markets Debt Portfolio, Class II is 0.01% of such investment related expenses.

12. The Portfolio was not operational for a full year.

13. The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

14. The Portfolio's Class II shares were not operational for a full year.


                                 14  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option; and

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                              Allstate Advisor                   Allstate Advisor Plus
-------------------------------------------------------------------------------------------------------------------------------
                                                       1Year   3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years

-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses        $1,346  $2,636  $3,874   $6,915    $1,504  $2,932   $4,212   $7,103
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses        $911    $1,395  $1,909   $3,506    $1,069  $1,699   $2,273   $3,799
-------------------------------------------------------------------------------------------------------------------------------

                                                        Allstate Advisor Preferred
                                                    (with 5-year Withdrawal Charge Option)
-------------------------------------------------------------------------------------------
                                                       1 Year  3 Years  5 Years   10 Years

-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses        $1,291  $2,635  $3,744    $7,103
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses        $857    $1,402  $1,805    $3,799
-------------------------------------------------------------------------------------------



                                                          Allstate Advisor Preferred
                                                      (with No Withdrawal Charge Option)
-------------------------------------------------------------------------------------------
                                                       1 Year  3 Years  5 Years   10 Years

-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses        $802    $2,350  $3,827    $7,225
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses        $367    $1,122  $1,905    $3,990
-------------------------------------------------------------------------------------------


                                 15 PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                              Allstate Advisor                   Allstate Advisor Plus          Allstate Advisor Preferred
                                                                                             (with 5-year Withdrawal Charge Option)
-----------------------------------------------------------------------------------------------------------------------------------
                        1Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years

-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $751    $2,211  $3,619  $6,915    $781    $2,295    $3,744   $7,103    $781    $2,295  $3,744    $7,103
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                $316    $970    $1,654  $3,506    $347    $1,062    $1,805   $3,799    $347    $1,062  $1,805    $3,799
-----------------------------------------------------------------------------------------------------------------------------------



                                                          Allstate Advisor Preferred
                                                      (with No Withdrawal Charge Option)
-------------------------------------------------------------------------------------------
                                                       1 Year  3 Years  5 Years   10 Years

-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses        $802    $2,350  $3,827    $7,225
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses        $367    $1,122  $1,905    $3,990
-------------------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND RIG 2 AND THAT INCOME BASE A IS APPLIED. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 16  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix F. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require


                                 17  PROSPECTUS
proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will


                                 18  PROSPECTUS
be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant


                                 19  PROSPECTUS
is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

      ADDITIONAL CREDIT           CUMULATIVE PURCHASE
    ENHANCEMENT FOR LARGE       PAYMENTS LESS CUMULATIVE
          CONTRACTS             WITHDRAWALS MUST EXCEED:

0.50% of the purchase payment          $  500,000

1.00% of the purchase payment          $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:


                                 20  PROSPECTUS

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract or may be added later, subject to availability and issue requirements. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may not have both a TrueReturn Option and a Retirement Income Guarantee Option in effect on your Contract at the same time. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Option. For more information regarding investment requirements for this Option, see the "Investment Restrictions" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds.


                                 21  PROSPECTUS

Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                   AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12                          120.0%
---------------------------------------------
       13                          130.0%
---------------------------------------------
       14                          140.0%
---------------------------------------------
       15                          150.0%
---------------------------------------------
       16                          160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                   1
Rider Period:                                      10
AB Factor:                                     125.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/14
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 125.0%
                       = $62,500


Example 2: Guarantee Option 2

Guarantee Option:                                   2
Rider Period:                                      15
AB Factor:                                     150.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 150.0%
                       = $75,000


Guarantee Option 1 requires you to maintain a more conservative investment allocation, but offers a higher AB Factor. Guarantee Option 2 requires you to maintain a more moderate investment allocation, but offers a lower AB Factor.
 See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix E for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend

                                 22  PROSPECTUS
on the Guarantee Option you select, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We will also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a model portfolio option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. However, we may add Model
Portfolio Options in the future.    The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

   GUARANTEE OPTION 1         GUARANTEE OPTION 2
----------------------------------------------------
Model Portfolio Option 1   Model Portfolio Option 2
----------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected, unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for your Model Portfolio Option. We will use the percentage allocations as of your most recent instructions.


MODEL PORTFOLIO OPTIONS 1 AND 2.
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1 or Model Portfolio Option 2 under Guarantee Option 2, you must allocate a certain percentage of your Contract Value into each of four asset categories. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 23  PROSPECTUS

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and 2 and Variable Sub-Accounts available under each category:

                       MODEL PORTFOLIO OPTION 1                             MODEL PORTFOLIO OPTION 2
---------------------------------------------------------------------------------------------------------
                            20% Category A                                       10% Category A
                            50% Category B                                       20% Category B
                            30% Category C                                       50% Category C
                            0% Category D                                        20% Category D
---------------------------------------------------------------------------------------------------------
CATEGORY A                                                              CATEGORY D
Putnam VT Money Market                                                  FTVIP Franklin Small Cap Value
Van Kampen LIT Money Market                                             Securities
                                                                        FTVIP Templeton Developing
CATEGORY B                                                              Markets Securities
FTVIP Franklin U.S. Government                                          FTVIP Templeton Foreign
Oppenheimer High Income                                                 Securities
Oppenheimer Strategic Bond                                              Oppenheimer Aggressive Growth
Putnam VT High Yield                                                    Oppenheimer Capital Appreciation
Putnam VT Income                                                        Oppenheimer Global Securities
Van Kampen UIF Emerging Markets Debt                                    Oppenheimer Main Street Small Cap
Van Kampen UIF U.S. Real Estate                                         Putnam VT Health Sciences
                                                                        Putnam VT International Equity
CATEGORY C                                                              Putnam VT Investors
FTVIP Franklin Growth and Income Securities                             Putnam VT New Opportunities
FTVIP Franklin Income Securities                                        Putnam VT Vista
FTVIP Mutual Shares Securities                                          Putnam VT Voyager
Oppenheimer Balanced                                                    Van Kampen LIT Aggressive Growth
Oppenheimer Main Street                                                 Van Kampen LIT Emerging Growth
Putnam VT The George Putnam Fund of Boston                              Van Kampen UIF Equity Growth
Putnam VT Global Asset Allocation                                       (Class I & II)*
Putnam VT Growth and Income                                             Van Kampen UIF Global Franchise
Putnam VT New Value                                                     Van Kampen UIF Small Company
Putnam VT Research                                                      Growth*
Putnam VT Utilities Growth and Income
Van Kampen LIT Comstock
Van Kampen LIT Growth & Income
Van Kampen UIF Equity and Income
Van Kampen UIF U.S. Mid Cap Value (Class I & II)*
---------------------------------------------------------------------------------------------------------


*The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).



CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;


                                 24  PROSPECTUS

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.




INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 42 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:               EACH PORTFOLIO:                INVESTMENT ADVISER:
FTVIP Franklin Income    Seeks to maximize income
 Securities Fund (Class   while maintaining prospects
 2)                       for capital appreciation.
-------------------------------------------------------
FTVIP Franklin Growth    Seeks capital appreciation
 and Income Securities    with current income as a      FRANKLIN ADVISERS, INC.
 Fund (Class 2)           secondary goal.
-------------------------------------------------------
FTVIP Franklin U.S.      Seeks income.
 Government Fund (Class
 2)
-------------------------------------------------------
FTVIP Franklin Small     Seeks long-term total         FRANKLIN ADVISORY
 Cap Value Securities     return.                      SERVICES, LLC
 Fund (Class 2)
-------------------------------------------------------------------------------
FTVIP Mutual Shares      Seeks capital appreciation,   FRANKLIN MUTUAL
 Securities Fund (Class   with income as a secondary   ADVISERS, LLC
 2)                       goal.
FTVIP Templeton          Seeks long-term capital
 Developing Markets       appreciation.                TEMPLETON ASSET
 Securities Fund                                       MANAGEMENT LTD.
(Class 2)
FTVIP Templeton Foreign  Seeks long-term capital       TEMPLETON INVESTMENT
 Securities Fund (Class   growth.                      COUNSEL, LLC
 2)
-------------------------------------------------------------------------------
Oppenheimer Aggressive   Seeks capital appreciation
 Growth Fund/VA           by investing in "growth
(Service Shares)          type" companies.
-------------------------------------------------------
Oppenheimer Balanced     Seeks a high total
 Fund/VA                  investment return, which
(Service Shares) (1)      includes current income and  OPPENHEIMER FUNDS, INC.
                          capital appreciation in the
                          value of its shares.
Oppenheimer Capital      Seeks capital appreciation
 Appreciation Fund/VA
(Service Shares)

                                 25 PROSPECTUS

-------------------------------------------------------------------------------
Oppenheimer Global       Seeks long-term capital
 Securities Fund/VA       appreciation by investing a
(Service Shares)          substantial portion of
                          assets in securities of
                          foreign issuers,              OPPENHEIMER FUNDS, INC.
                          "growth-type" companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High Income  Seeks a high level of
 Fund/VA                  current income from
(Service Shares)          investment in high-yield
                          fixed-income securities.
-------------------------------------------------------
Oppenheimer Main Street  Seeks high total return
 Fund/VA                  (which includes growth in
(Service Shares)          the value of its shares as
                          well as current income)
                          from equity and debt
                          securities.
-------------------------------------------------------
Oppenheimer Main Street   Seeks capital appreciation.
 Small Cap Fund/VA
(Service Shares)
-------------------------------------------------------
Oppenheimer Strategic    Seeks a high level of
 Bond Fund/VA             current income principally
(Service Shares)          derived from interest on
                          debt securities.
-------------------------------------------------------------------------------
Putnam VT The George     Seeks to provide a balanced
 Putnam Fund of Boston    investment composed of a
 (Class IB)               well diversified portfolio
                          of stocks and bonds which
                          produce both capital growth
                          and current income.
-------------------------------------------------------
Putnam VT Global Asset   Seeks a high level of
 Allocation Fund (Class   long-term total return
 IB)                      consistent with
                          preservation of capital.
-------------------------------------------------------
Putnam VT Growth and     Seeks capital growth and
 Income Fund (Class IB)   current income.
-------------------------------------------------------
Putnam VT Health         Seeks capital appreciation.   PUTNAM INVESTMENT
 Sciences Fund (Class                                  MANAGEMENT, LLC ("PUTNAM
 IB)                                                   MANAGEMENT")
-------------------------------------------------------
Putnam VT High Yield      Seeks high current income.
 Fund (Class IB)          Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income Fund    Seeks high current income
 (Class IB)               consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Seeks capital appreciation.
 Equity Fund (Class IB)
-------------------------------------------------------
Putnam VT Investors      Seeks long-term growth of
 Fund (Class IB)          capital and any increased
                          income that results from
                          this growth.
-------------------------------------------------------
Putnam VT Money Market   Seeks as high a rate of
 Fund (Class IB)          current income as Putnam
                          Management believes is
                          consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Seeks long-term capital
 Opportunities Fund       appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT New Value      Seeks long-term capital
 Fund (Class IB)          appreciation.
-------------------------------------------------------
Putnam VT Research Fund   Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT Utilities      Seek capital growth and
 Growth and Income Fund   current income.
(Class IB)
-------------------------------------------------------
Putnam VT Vista Fund      Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT Voyager Fund    Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------------------------------
Van Kampen LIT           Seeks capital growth.         VAN KAMPEN ASSET
 Aggressive Growth                                     MANAGEMENT
 Portfolio
(Class II) (2)

                                 26 PROSPECTUS

-------------------------------------------------------------------------------
Van Kampen LIT Comstock  Seeks capital growth and
 Portfolio (Class II)     income through investments
                          in equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
Van Kampen LIT Emerging   Seeks capital appreciation.
 Growth Portfolio
(Class II)                                             VAN KAMPEN ASSET
                                                       MANAGEMENT
Van Kampen LIT Growth    Seeks long-term growth of
 and Income Portfolio     capital and income.
(Class II)
Van Kampen LIT Money     Seeks protection of capital
 Market Portfolio         and high current income
 (Class II)               through investments in
                          money market instruments.
                                                       ------------------------
Van Kampen UIF Emerging  Seeks high total return by
 Markets Debt Porfolio    investing primarily in
(Class II)                fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity    Seeks capital appreciation
 and Income Portfolio     and current income.
(Class II)
Van Kampen UIF Equity    Seeks long-term capital
 Growth Portfolio         appreciation by investing
 (Class I & II) (2) (3)   primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies.
Van Kampen UIF Global    Seeks long-term capital
 Franchise Portfolio      appreciation.                 VAN KAMPEN (4)
 (Class II)
Van Kampen UIF Small     Seeks long-term capital
 Company Growth           appreciation by investing
 Portfolio                primarily in
(Class II)                growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Seeks above average total
 Cap Value Portfolio      return over a market cycle
(Class I & II) (2) (3)    of three to five years by
                          investing in common stocks
                          and other equity
                          securities.
-------------------------------------------------------
Van Kampen UIF U.S Real  Seeks to provide above
 Estate Portfolio         average current income and
 (Class II)               long-term capital
                          appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real     ------------------------
                          estate investment trusts.
-------------------------------------------------------

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. The investment objective for this Portfolio did not change.

(2) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively.

(3) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).

(4) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.





                                 27  PROSPECTUS

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
We currently offer the TrueBalance asset allocation program in which you may participate. The TrueBalance program is an option available to Contract Owners at no additional charge. Participation in the TrueBalance program may be limited if you have added certain options to your Contract which impose restrictions on the investment alternatives in which you may invest, such as the Income Protection Benefit Option. See the "Income Protection Benefit Option" section of this prospectus for more information. The TrueBalance program is currently not available with the TrueReturn/SM/ Accumulation Benefit Option.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, you will complete an investment style questionnaire that will help you and your sales representative to identify your investment style. Once you and your sales representative have identified your investment style, you will select one of five asset allocation model portfolios, each of which represents a diversified allocation of a portion of your Contract Value among Variable Sub-Accounts with different levels of risk. The model portfolios, which have been prepared by Standard & Poor's Investment Advisory Services LLC ("SPIAS"), represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Each of the five model portfolios contains a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account Option and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

The model portfolios will be reviewed and analyzed annually by SPIAS to determine that the Variable Sub-Accounts and allocation percentages continue to support each model portfolio's investment objectives. We will update your Variable Sub-Accounts and allocation percentages annually to match the updated SPIAS model portfolios. Changes to the model portfolios may include changes to the asset classes, changes to the allocation percentages for asset classes and changes to the Variable Sub-Accounts included in the model portfolios. By electing to participate in the TrueBalance program, you authorize us to automatically reallocate your Contract Value allocated to the Variable Account to reflect the updated model portfolio, without any further instructions from you. You will be notified in advance of any change to the model portfolio you choose with a date on which the change will be implemented. On the implementation date, all of your Contract Value in the Variable Sub-Accounts will be reallocated according to the current allocation percentages established by SPIAS for your model portfolio, unless you request to terminate your participation in the TrueBalance program before the implementation date.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time. For example, if you have selected the TrueBalance moderate portfolio, you may switch to the TrueBalance moderately conservative portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.


                                 28  PROSPECTUS

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced according to the current allocation percentages for your model portfolio at the next calendar quarter. You may make transfers to any of the investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced according to the current percentage allocations for your model portfolio at the next calendar quarter. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program.
 You should consult with your sales representative before making transfers outside the model portfolio allocations.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced according to your model portfolio allocations at the next calendar quarter. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative or call us at 1-866-718-9824.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may terminate your participation or change model portfolios at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.




INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 32.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.


                                 29  PROSPECTUS

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 32.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or


                                 30  PROSPECTUS

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. Certain restrictions on transfers apply for Contracts with the TrueReturn Option. See the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange

                                 31  PROSPECTUS
closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. We will apply these limitations on a uniform basis to all Contract Owners we determine have engaged in market timing or excessive trading. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

..    we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..    we are  informed  by one or more of the  Portfolios  that  they  intend  to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure

                                 32  PROSPECTUS
you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality

                                 33  PROSPECTUS
and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of the trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the


                                 34  PROSPECTUS

Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the



                                 35  PROSPECTUS
mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolio whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 12. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 37.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 30.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value. If you request a total withdrawal, we may require that your return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.


                                 36  PROSPECTUS

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment


                                 37  PROSPECTUS

Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..    You may  request  to modify the length of the  Guaranteed  Payment  Period.
     Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new


                                 38  PROSPECTUS

     Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..    You may request to change the  frequency  of your  payments.  We  currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

Contract:                          0          1          2          3          4          5           6         7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                    7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus             8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option     None

-----------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-

                                 39  PROSPECTUS

Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..    The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.



                                 40  PROSPECTUS

..    Youn must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..    You may apply the Income Protection  Benefit Option to more than one Income
     Plan.

..    The AIR must be 3% for the  Income  Plan(s) to which you wish to apply this benefit.

..    You may only add the Income  Protection  Benefit Option on the Payout Start
     Date and, once added, the option cannot be cancelled.

..    You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Fund Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  FTVIP Franklin U.S. Government

  Oppenheimer Strategic Bond

  Putnam VT Income

  Putnam VT Money Market

  Van Kampen LIT Money Market

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  FTVIP Franklin Growth and Income Securities

  FTVIP Franklin Income Securities

  FTVIP Franklin Small Cap Value Securities

  FTVIP Mutual Shares Securities

  FTVIP Templeton Foreign Securities

  Oppenheimer Balanced

  Oppenheimer Capital Appreciation

  Oppenheimer Global Securities

  Oppenheimer High Income

  Oppenheimer Main Street

  Oppenheimer Main Street Small Cap

  Putnam VT Global Asset Allocation

  Putnam VT Growth and Income

  Putnam VT High Yield

  Putnam VT International Equity

  Putnam VT Investors

  Putnam VT New Value

  Putnam VT Research

                                 41  PROSPECTUS

  Putnam VT The George Putnam Fund of Boston

  Putnam VT Utilities Growth and Income

  Putnam VT Voyager

  Van Kampen LIT Comstock

  Van Kampen LIT Growth and Income

  Van Kampen UIF Equity and Income

  Van Kampen UIF Equity Growth (Class I &II)*

  Van Kampen UIF Global Franchise

  Van Kampen UIF U.S. Mid Cap Value (Class I & II)*

  Van Kampen UIF U.S. Real Estate

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  FTVIP Templeton Developing Markets Securities

  Oppenheimer Aggressive Growth

  Putnam VT Health Sciences

  Putnam VT New Opportunities

  Putnam VT Vista

  Van Kampen LIT Aggressive Growth

  Van Kampen LIT Emerging Growth

  Van Kampen UIF Emerging Markets Debt

  Van Kampen UIF Small Company Growth



*The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of the Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is


                                 42  PROSPECTUS
based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..    The date the Contract is terminated;

..    If the Contract is not continued in the Accumulation Phase under either the
     Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..    The Payout Start Date; or

..    You elect to cancel  your RIG 1 or RIG 2 Option  during the  60-day  period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for


                                 43  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..    In  each  Contract  Year,  for  the  portion  of  withdrawals  that  do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..    In each Contract  Year, for the portion of  withdrawals  that  cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you


                                 44  PROSPECTUS
should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.



                                 45  PROSPECTUS

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 46, below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 46, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not

                                 46  PROSPECTUS
choose one of these  Options,  then  Option C will  apply for that New  Contract
Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different. Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract.
Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.



                                 47  PROSPECTUS

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

                                 48  PROSPECTUS

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we accept it. At any time there may be only one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you terminate this option by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are

                                 49  PROSPECTUS
entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/ trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. Allstate Distributors, a wholly-owned subsidiary of Allstate Life Insurance Company, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will

                                 50  PROSPECTUS
investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 51  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate

New York, and its operations form a part of Allstate New

York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate

New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New

York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable

Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 52  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 53  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if


                                 54  PROSPECTUS
the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


                                 55  PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that


                                 56  PROSPECTUS
can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.




                                 57  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 58  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                     Advisor            Advisor Plus                         Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Standard Fixed     - Dollar Cost      - Dollar Cost            None
                                 Account Option         Account Option       Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           with1, 3, 5,         Account Options    Account Options
                                 and 7 year             and 7 year           with 3 to 12       with 3 to 12
                                 Guarantee              Guarantee            month              month
                                 Periods                Periods              Transfer Periods   Transfer Periods
                                 - Dollar Cost          - Dollar Cost
                                 Averaging Fixed        Averaging Fixed
                                 Account Options        Account Options
                                 with 3 to 12           with 3 to 12
                                 month                  month
                                 Transfer Periods       Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                       None            up to 5% depending        None                None              None
                                                         on issue age and
                                                         amount of
                                                         purchase payments
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                 59  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 60  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))



                                                                                Income Benefit Amount

                                                                                          -----------------5%----
                                                                                                     Roll-Up Value

                                        Beginning                Contract      Maximum    --------------------------------------
                        Type of         Contract   Transaction  Value After  Anniversary       Advisor and
      Date             Occurrence         Value      Amount     Occurrence      Value           Preferred             Plus

--------------------------------------------------------------------------------------------------------------------------------
     1/1/04                              $55,000           _      $55,000      $55,000        $      52,500       $      54,600
                  Contract Anniversary
--------------------------------------------------------------------------------------------------------------------------------
     7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250        $40,176             $40,859
--------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 61  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                        Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/05      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/05       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 62  PROSPECTUS

APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                          Benefit Base
                                                                      ----------------------
                                 Beginning                Contract
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus
--------------------------------------------------------------------------------------------
1/2/05    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/05     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                         Advisor and
                                                                          Preferred     Plus
-----------------------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)                $15,000     $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)                $60,000     $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial      (c)                $50,000     $52,000
Withdrawal
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)] * (c)
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500     $39,000
-----------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.




                                 63  PROSPECTUS

APPENDIX F- ACCUMULATION UNIT VALUES
ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.740
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             58,990
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.082
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.653
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,758
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.640
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.765
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             34,079
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.720
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 16.979
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,105
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.417
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,509
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.078
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,842
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.490
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,479
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.546
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 15.226
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             18,359
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.377
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,742
-------------------------------------------------------------------------------

                                 64 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.147
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,774
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             27,656
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.118
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,567
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.773
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.039
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,440
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             43,584
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.751
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.755
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             24,204
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.287
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.213
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,303
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.720
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.158
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,417
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.789
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.510
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,281
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.032
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             21,749
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,093
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.907
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.428
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,926
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.393
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.507
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,216
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.612
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.465
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,250
-------------------------------------------------------------------------------

                                 65 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.729
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,343
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  9.972
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  9.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            124,377
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.018
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,471
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.361
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,023
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.879
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.177
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,046
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.145
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,786
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.836
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.646
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,838
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             29,535
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  9.964
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.811
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,598
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.816
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             39,792
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.958
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 66 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.333
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.960
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                922
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7.395
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.420
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.601
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,478
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).




                                 67  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.731
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,540
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.073
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,030
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.631
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,751
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.710
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,499
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.408
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.653
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,941
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.069
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.033
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                469
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.482
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.188
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,632
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.536
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,406
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.368
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,808
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.138
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.148
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,449
-------------------------------------------------------------------------------

                                 68 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,453
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.110
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,286
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.763
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.010
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,133
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.492
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.685
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             68,166
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.742
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,236
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.277
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.186
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,173
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.711
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.132
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,613
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.780
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.483
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,569
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.023
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.559
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,057
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.261
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,131
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.897
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.398
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,771
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.384
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.484
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,088
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,905
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.720
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.044
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,540
-------------------------------------------------------------------------------

                                 69 PROSPECTUS

PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.964
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.893
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,032
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.009
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,696
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.351
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.632
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,287
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.870
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13,148
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,862
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.678
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.114
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,762
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.827
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.616
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,876
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.607
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,441
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.956
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,895
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.807
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.408
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,668
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                559
-------------------------------------------------------------------------------

                                 70 PROSPECTUS

VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,743
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.411
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.569
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,294
-------------------------------------------------------------------------------

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts woth the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).




                                 71  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.722
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.425
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,765
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.064
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,608
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.622
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,882
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.700
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.917
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                554
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.400
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.633
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,692
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.061
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.013
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,387
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.473
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.170
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,128
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.526
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.170
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,637
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.360
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,147
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.129
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,769
-------------------------------------------------------------------------------

                                 72 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,790
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.101
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,338
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.753
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,683
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.483
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,844
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.734
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.701
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,115
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.268
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.168
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             22,749
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.702
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,956
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.771
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,222
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.013
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,617
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.252
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.887
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.378
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,949
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.375
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,440
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.595
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.712
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.024
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,956
-------------------------------------------------------------------------------

                                 73 PROSPECTUS

PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.956
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,964
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.999
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.530
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,552
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.342
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.610
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,308
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.861
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                134
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.818
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                525
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.598
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,367
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.947
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                161
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.799
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.388
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,038
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.312
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13,908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 74 PROSPECTUS

VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.593
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,270
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.401
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,983
-------------------------------------------------------------------------------

* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).




                                 75  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,019
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.054
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14,567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,356
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.613
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.690
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,215
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.691
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,730
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.391
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,663
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.053
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.985
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,304
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.143
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,854
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.517
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.137
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,886
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.351
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.394
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                468
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.119
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,140
-------------------------------------------------------------------------------
                                 76 PROSPECTUS


OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,103
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,607
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.744
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.962
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,638
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.474
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,719
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.725
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,202
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.258
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.141
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,955
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.693
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.087
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,821
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.762
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,368
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.004
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.509
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,099
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.244
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,582
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.877
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,720
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.367
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,126
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.586
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.386
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                879
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.996
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,370
-------------------------------------------------------------------------------

                                 77 PROSPECTUS

PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.947
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.856
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             22,022
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.990
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.500
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.332
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.578
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,336
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.852
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                210
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.658
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.062
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,036
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.809
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13,566
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,571
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.589
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.402
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,936
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.939
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,257
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.790
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.359
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,493
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II)(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.302
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                567
-------------------------------------------------------------------------------

                                 78 PROSPECTUS

VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.575
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,805
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,551
-------------------------------------------------------------------------------

* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).




                                 79  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.722
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.425
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,771
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.064
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                768
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.622
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,666
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.700
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.917
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.400
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.633
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                186
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.061
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.013
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.473
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.170
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.526
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.170
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.360
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                347
-------------------------------------------------------------------------------

                                 80 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.129
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                232
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,438
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.101
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                279
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.753
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                115
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.483
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                199
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.734
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.701
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.268
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.168
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                121
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.702
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,611
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.771
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.013
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,364
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.252
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                963
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.887
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.378
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,090
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.375
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.469
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,528
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.595
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 81 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.712
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.024
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                193
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.956
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                794
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.999
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.530
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                181
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.342
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.610
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                178
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.861
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                235
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                109
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.818
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,476
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.598
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                573
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.947
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                204
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.799
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.388
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                949
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 82 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.312
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.593
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                404
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.401
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).


                                 83  PROSPECTUS

ALLSTATE ADVISOR PREFERRED WITH 5 YEAR WITHDRAWAL CHARGE CONTRACTS:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,264
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.054
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                976
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.613
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.690
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,867
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.691
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                350
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.391
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                784
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.053
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.985
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.143
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                103
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.517
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.137
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,966
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.351
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.395
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 84 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.119
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,730
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.744
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.962
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,202
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.474
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,312
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.725
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,224
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.258
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.141
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,492
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.694
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.087
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,249
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.762
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.004
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.509
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,064
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.244
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                945
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.877
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,746
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.367
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,018
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.586
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.386
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,111
-------------------------------------------------------------------------------

                                 85 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.996
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.947
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.856
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,544
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.990
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.500
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,055
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.332
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.578
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.852
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.658
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.062
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,542
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.809
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.566
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                742
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.589
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.402
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                564
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.939
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 52
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.789
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.359
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 95
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 86 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.302
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.978
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.575
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                388
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 43
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Mav Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).






                                 87  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.716
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,432
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.057
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.581
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,965
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.703
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,729
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.694
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,361
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.394
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.616
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,224
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.055
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,697
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.467
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.155
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                528
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.151
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,055
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.354
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,985
-------------------------------------------------------------------------------

                                 88 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.122
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                846
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.289
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,673
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.096
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,390
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.747
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,456
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.477
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.650
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             24,286
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.728
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.682
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             18,897
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.262
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,897
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.696
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,365
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.765
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,167
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.007
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,526
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.247
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,155
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.881
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.362
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,724
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.370
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,326
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.589
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.399
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,101
-------------------------------------------------------------------------------

                                 89 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.706
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,838
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.950
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,133
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.993
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.513
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,502
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.336
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.592
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,804
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.855
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 13.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,836
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.662
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                297
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.812
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,377
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.592
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.414
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,811
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.753
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,104
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.793
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.371
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,839
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 90 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,725
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.584
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,839
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,964
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).






                                 91  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.707
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.380
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,810
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.048
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,721
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.608
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.675
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             34,893
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.684
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,139
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.385
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.586
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,279
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.047
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,776
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.458
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,555
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.118
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,333
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.379
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,786
-------------------------------------------------------------------------------

                                 92 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.083
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,676
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.273
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             22,984
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.087
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.222
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,837
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.737
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.946
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,398
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.468
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.623
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,068
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.719
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.650
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,694
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.252
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.126
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,382
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,452
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.757
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.421
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                379
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.998
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.493
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7.676
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.238
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,293
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.871
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,249
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.361
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.433
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,681
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.580
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.370
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,371
-------------------------------------------------------------------------------

                                 93 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.697
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12,980
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,815
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.844
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,867
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.984
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.484
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,012
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.326
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.846
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.083
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,456
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.652
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.045
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                133
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.803
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,258
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.583
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.387
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,451
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.934
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.727
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,703
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.784
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.342
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,658
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 94 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.295
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.861
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,899
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.566
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                923
-------------------------------------------------------------------------------
VAN KAMPEN U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.385
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                985
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and with theMAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).








                                 95  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.710
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                299
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.051
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                278
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.611
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,594
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                159
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                610
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.050
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.461
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.140
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                313
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.514
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.348
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.391
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 96 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.116
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                524
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.090
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.235
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.740
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                608
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.471
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.635
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,491
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.722
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                562
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.255
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.138
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,996
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.690
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,053
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.760
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.433
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.001
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.506
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                587
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.241
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.303
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.874
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,578
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.364
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,440
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.583
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                196
-------------------------------------------------------------------------------

                                 97 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.700
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.992
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.945
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.853
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,229
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.987
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.329
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.849
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.096
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.655
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.058
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.806
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.562
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.586
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.398
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                508
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.936
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.787
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 98 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.299
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.874
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.575
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.389
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).


                                99  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.042
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.531
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,879
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.602
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.659
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                469
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.678
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 97
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES (CLASS 2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.380
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.569
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                418
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.041
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.953
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LSA EQUITY GROWTH(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.453
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LSA MID CAP VALUE(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.504
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,237
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.340
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.364
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,695
-------------------------------------------------------------------------------

                                 100 PROSPECTUS

OPPENHEIMER BALANCED (SERVICE SHARES) (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.107
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,541
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.264
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,250
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.082
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.204
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,801
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.731
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.930
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                858
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.463
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.607
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                909
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.632
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                212
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (SERVICE SHARES)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.246
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.111
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                458
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.681
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.751
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.476
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.233
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.278
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                255
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.864
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.316
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.355
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                528
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.353
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 101 PROSPECTUS

PUTNAM VT INVESTORS (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.691
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.964
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.936
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.832
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,549
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.978
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUES (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.320
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.542
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,192
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.840
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 13.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.645
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.027
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VISTA (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.797
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.532
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER (CLASS IB)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.577
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.371
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.928
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.476
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.778
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.326
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,738
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (CLASS II) (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 102 PROSPECTUS

VAN KAMPEN UIF EMERGING MARKETS DEBT (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.289
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.844
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                106
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.556
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,212
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS I) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE (CLASS II) (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE (CLASS II)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.379
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                205
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective April 30, 2004, the LSA Aggressive Growth Fund, the LSA Equity Growth Fund, and the LSA Mid Cap Value Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio (Class II), the Van Kampen UIF Equity Growth Portfolio (Class I), and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class
I), respectively. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts that invest in those Portfolios.

(2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Variable Sub-Account.

(4) The Van Kampen UIF Equity Growth Portfolio (Class II) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Portfolio (Class I) and the Van Kampen UIF U.S. Mid Cap Value Portfolio (Class I).




                                103  PROSPECTUS

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY - B SHARE AND
ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94038
PALATINE, ILLINOIS 60094-4038
TELEPHONE NUMBER: 1-800-256-9392                 PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE VARIABLE ANNUITY - B SHARE
.. ALLSTATE VARIABLE ANNUITY - L SHARE

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available through your sales representative. Please check with your Morgan Stanley Financial Advisor for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 44* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :

MORGAN STANLEY VARIABLE INVESTMENT SERIES       AIM VARIABLE INSURANCE FUNDS (SERIES II)
(CLASS Y)                                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          FUND, INC. (CLASS B)
(CLASS II SHARES)                               FRANKLIN TEMPLETON VARIABLE INSURANCE
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)      PRODUCTS TRUST (CLASS 2)
                                                PUTNAM VARIABLE TRUST (CLASS IB)


*Up to 45 Variable Sub-Accounts are offered with Contracts issued prior to May 1, 2004.

Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.
WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 55 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
  IMPORTANT     PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         16
--------------------------------------------------------------------------------
  Purchases                                                             18
--------------------------------------------------------------------------------
  Contract Value                                                        19
--------------------------------------------------------------------------------
  Investment Alternatives                                               24
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          24
--------------------------------------------------------------------------------
     The Fixed Account Options                                          26
--------------------------------------------------------------------------------
     Transfers                                                          28
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              30
--------------------------------------------------------------------------------
  Access to Your Money                                                  33
--------------------------------------------------------------------------------
  Income Payments                                                       34
--------------------------------------------------------------------------------
  Death Benefits                                                        42
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      46
--------------------------------------------------------------------------------
  Taxes                                                                 49
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   55
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  56
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   57
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                58
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 59
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 60
--------------------------------------------------------------------------------
APPENDIX F-ACCUMULATION UNIT VALUES                                     61
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               20
--------------------------------------------------------------------------------
Accumulation Benefit                                                    20
--------------------------------------------------------------------------------
Accumulation Phase                                                      9
--------------------------------------------------------------------------------
Accumulation Unit                                                       16
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 16
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1
--------------------------------------------------------------------------------
Annuitant                                                               16
--------------------------------------------------------------------------------
Automatic Additions Program                                             18
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 30
--------------------------------------------------------------------------------
Beneficiary                                                             17
--------------------------------------------------------------------------------
Benefit Base                                                            21
--------------------------------------------------------------------------------
Co-Annuitant                                                            17
--------------------------------------------------------------------------------
*Contract                                                               1
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  16
--------------------------------------------------------------------------------
Contract Value                                                          19
--------------------------------------------------------------------------------
Contract Year                                                           6
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           29
--------------------------------------------------------------------------------
Due Proof of Death                                                      42
--------------------------------------------------------------------------------
Fixed Account Options                                                   26
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        20
--------------------------------------------------------------------------------
Guarantee Period Account                                                27
--------------------------------------------------------------------------------
Income Base                                                             6
--------------------------------------------------------------------------------
Income Plans                                                            34
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        37
--------------------------------------------------------------------------------
Investment Alternatives                                                 24
--------------------------------------------------------------------------------
IRA Contract                                                            6
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Maximum Anniversary Value                                               6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    42
--------------------------------------------------------------------------------
Payout Phase                                                            9
--------------------------------------------------------------------------------
Payout Start Date                                                       34
--------------------------------------------------------------------------------
Portfolios                                                              46
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             32
--------------------------------------------------------------------------------
Qualified Contracts                                                     45
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     6
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         42
--------------------------------------------------------------------------------
Rider Anniversary                                                       19
--------------------------------------------------------------------------------
Rider Application Date                                                  17
--------------------------------------------------------------------------------
Rider Date                                                              20
--------------------------------------------------------------------------------
Rider Fee                                                               40
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    31
--------------------------------------------------------------------------------
Rider Maturity Date                                                     19
--------------------------------------------------------------------------------
Rider Period                                                            20
--------------------------------------------------------------------------------
Rider Trade-In Option                                                   23
--------------------------------------------------------------------------------
Right to Cancel                                                         18
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        42
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       45
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           27
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           34
--------------------------------------------------------------------------------
Tax Qualified Contracts                                                 52
--------------------------------------------------------------------------------
Transfer Period Accounts                                                21
--------------------------------------------------------------------------------
Trial Examination Period                                                5
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              19
--------------------------------------------------------------------------------
Valuation Dates                                                         18
--------------------------------------------------------------------------------
Variable Account                                                        42
--------------------------------------------------------------------------------
Variable Sub-Account                                                    20
--------------------------------------------------------------------------------


* References to "Contract" include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial
                        purchase payment amount for each Contract. We may limit
                        the cumulative amount of purchase payments to a maximum
                        of $1,000,000 in any Contract.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus) ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                                  5 PROSPECTUS

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .Currently there is no additional charge if you select
                          the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                          We reserve the right to charge a mortality and expense risk charge of up to 0.15% for this benefit.
                          This benefit is only available for IRA Contracts, which are Contracts issued with an Individual
                          Retirement Annuity or Account ("IRA") under Section
                          408 of the Internal Revenue Code.

                        .Transfer fee equal to 1.00% of the amount transferred
                          up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        .State premium tax (New York currently does not impose
                          one).

                                  6 PROSPECTUS

-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .44* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                        . Morgan Stanley Investment Advisors Inc.

                        . Van Kampen**

                        . Van Kampen Asset Management

                        . A I M Advisors, Inc.

                        . Alliance Capital Management, LP

                        . Franklin Advisers, Inc.

                        . Franklin Mutual Advisers, L.L.C.

                        . Putnam Investment Management, L.L.C.

                        . Templeton Investment Counsel, L.L.C.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE WITH BOTH
                        CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1-800-256-9392.

                        *Up to 45 Variable Sub-Accounts are offered with Contracts issued prior to May 1, 2004.

                        **Morgan Stanley Investment Management Inc., the
                        investment adviser to the UIF Portfolios, does business
                        in certain instances using the name Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        .joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income payments will not fall below a certain level.


                                  8 PROSPECTUS

-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant, or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("Return of Premium Death Benefit" or "ROP Death
                        Benefit"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to the Payout Start Date are generally considered
                        to come from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge may also
                        apply.

                        If any withdrawal request reduces your Contract Value
                        to less than $1,000, and no purchase payments have been
                        received for 3 years, we will treat the request as a
                        withdrawal of the entire Contract Value. Your Contract
                        will terminate if you withdraw all of your Contract
                        Value.
-------------------------------------------------------------------------------





                                 9  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 34. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you, the Annuitant, or Co-Annuitant die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-256-9392 if you have any question about how the Contracts work.


                                 10  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN)*



                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                       0            1            2            3            4            5            6            7+
Allstate Variable Annuity
 - B Share                     7%           7%           6%           5%           4%           3%           2%            0%
Allstate Variable Annuity
 - L Share                     7%           6%           5%           0%





All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                        $30**
Transfer Fee                                     1.00% of the amount transferred, up to a maximum of $25***




* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 11  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                Mortality and                     Total Variable
                                                 Expense Risk   Administrative    Account Annual
Basic Contract (without any optional benefit)       Charge      Expense Charge*       Expense
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                1.10%            0.19%            1.29%
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                1.50%            0.19%            1.69%
--------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20
                                                   %(up to 0.30% for Options added in the
MAV Death Benefit Option                           future)
                                                   0.00
                                                   %(up to 0.15% for Options added in the
Spousal Protection Benefit (Co-Annuitant) Option   future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                Mortality and                     Total Variable
                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option         Charge*      Expense Charge*       Expense
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                1.30%            0.19%            1.49%
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                1.70%            0.19%            1.89%
--------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

 TrueReturn/SM/ Accumulation Benefit Option                             0.50%*
-------------------------------------------------------------------------------


*Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
------------------------------------------------------------------------------
 RIG 2                                                                 0.55%
------------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to Janaury 1, 2004.



INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




                                 12  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.71%                      4.98%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.




PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                          RULE
                             MANAGEMENT  12B-1    OTHER        TOTAL ANNUAL
PORTFOLIO                       FEES      FEES   EXPENSES   PORTFOLIO EXPENSES
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES (CLASS Y
SHARES)
-------------------------------------------------------------------------------
Morgan Stanley VIS              0.75%     0.25%    0.12%           1.12%
Aggressive Equity Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend    0.57%     0.25%    0.02%           0.84%
Growth Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity      0.50%     0.25%    0.02%           0.77%
Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS European    0.95%     0.25%    0.09%           1.29%
Growth Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Global      0.65%     0.25%    0.28%           1.18%
Advantage Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Global      0.75%     0.25%    0.07%           1.07%
Dividend Growth Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS High        0.50%     0.25%    0.20%           0.95%
Yield Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Income      0.75%     0.25%    0.09%           1.09%
Builder Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS             0.75%     0.25%    0.37%           1.37%
Information Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited     0.45%     0.25%    0.06%           0.76%
Duration Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Money       0.50%     0.25%    0.02%           0.77%
Market Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality     0.50%     0.25%    0.03%           0.78%
Income Plus Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500     0.40%     0.25%    0.06%           0.71%
Index Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS             0.50%     0.25%    0.02%           0.77%
Strategist Portfolio
-------------------------------------------------------------------------------
Morgan Stanley VIS             0.65%     0.25%    0.05%           0.95%
Utilities Portfolio
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST (CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive      0.00%     0.25%    4.06%           4.31%
Growth Portfolio (2)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock        0.60%     0.25%    0.05%           0.90%
Portfolio
-------------------------------------------------------------------------------
Van Kampen LIT Emerging        0.70%     0.25%    0.07%           1.02%
Growth Portfolio
-------------------------------------------------------------------------------
Van Kampen LIT Growth and      0.60%     0.25%    0.06%           0.91%
Income Portfolio


                                 12 PROSPECTUS

-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. (CLASS II)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio         0.80%     0.35%    0.41%           1.56%
(3)(4)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity Portfolio       1.25%     0.35%    0.62%           2.22%
(3)(4)(5)
-------------------------------------------------------------------------------
Van Kampen UIF Equity          0.55%     0.35%    0.39%           1.29%
Growth Portfolio (3)(4)(5)
-------------------------------------------------------------------------------
Van Kampen UIF Equity and      0.60%     0.35%    0.92%           1.87%
Income Portfolio (3)(4)(6)
-------------------------------------------------------------------------------
Van Kampen UIF Global          0.80%     0.35%    2.07%           3.22%
Franchise Portfolio (3)(4)(6)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap         0.75%     0.35%    0.58%           1.68%
Growth Portfolio (3)(4)(5)
-------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth Portfolio       0.95%     0.35%    3.68%           4.98%
(3)(4)(6)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap    0.75%     0.35%    0.37%           1.47%
Value Portfolio (3)(4)(5)(7)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real       0.80%     0.35%    0.31%           1.46%
Estate Portfolio (3)(4)(5)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS ( SERIES II)
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund      0.73%     0.25%    0.31%           1.29%
-------------------------------------------------------------------------------
AIM V.I. Capital               0.61%     0.25%    0.24%           1.10%
Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core          0.73%     0.25%    0.34%           1.32%
Equity Fund
-------------------------------------------------------------------------------
AIM V.I. Premier Equity        0.61%     0.25%    0.24%           1.10%
Fund
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND (CLASS
B SHARES)
-------------------------------------------------------------------------------
AllianceBernstein Growth       0.75%     0.25%    0.14%           1.14%
Portfolio
-------------------------------------------------------------------------------
AllianceBernstein Growth       0.63%     0.25%    0.03%           0.91%
and Income Portfolio (8)
-------------------------------------------------------------------------------
AllianceBernstein Premier      1.00%     0.25%    0.05%           1.30%
Growth Portfolio (8)
-------------------------------------------------------------------------------
AllianceBernstein Small Cap    1.00%     0.25%    0.28%           1.53%
Value Portfolio (8)
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
(CLASS 2)
-------------------------------------------------------------------------------
FTVIP Franklin High Income     0.58%     0.25%    0.04%           0.87%
Fund (9)(10)
-------------------------------------------------------------------------------
FTVIP Franklin Income          0.48%     0.25%    0.03%           0.76%
Securities Fund (9)(10)
-------------------------------------------------------------------------------
FTVIP Mutual Shares            0.60%     0.25%    0.20%           1.05%
Securities Fund (10)
-------------------------------------------------------------------------------
FTVIP Templeton Foreign        0.69%     0.25%    0.22%           1.16%
Securities Fund (11)
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
(CLASS IB SHARES)
-------------------------------------------------------------------------------
Putnam VT The George Putnam    0.63%     0.25%    0.10%           0.98%
Fund of Boston
-------------------------------------------------------------------------------
Putnam VT Growth and Income    0.48%     0.25%    0.05%           0.78%
Fund
-------------------------------------------------------------------------------
Putnam VT International        0.76%     0.25%    0.18%           1.19%
Equity Fund
-------------------------------------------------------------------------------
Putnam VT Investors Fund       0.65%     0.25%    0.10%           1.00%
(12)
-------------------------------------------------------------------------------
Putnam VT Voyager Fund         0.55%     0.25%    0.07%           0.87%
-------------------------------------------------------------------------------

1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003 (except as otherwise noted).

2. For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. When the effects of the voluntary waivers discussed above are taken into consideration, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.75%, 0.25%, 0.26%, and 1.26%, respectively.

3. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

4. The fees in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's Adviser to the extent Total Annual Portfolio Expenses exceed the "Operating Expense Limitation" in the table below. The Adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the Rule 12B-1 fees for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:


                                 13  PROSPECTUS

                        Operating
                         Expense    Management  Rule 12b-1    Other         Total Annual
PORTFOLIO               Limitation     Fees        Fees     Expenses     Portfolio Expenses
--------------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets Debt     1.35 %      0.80%        0.05%         0.41%         1.26%
Portfolio (Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets
Equity Portfolio          1.80 %      1.16%        0.05%         0.62%         1.83%
(Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF Equity
and Income Portfolio      1.00 %      0.03%       0.05%          0.92%         1.00%
(Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio          1.10 %      0.46%        0.25%         0.39%         1.10%
(Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio       1.20%       0.00%        0.05%         1.15%         1.20%
(Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio          1.15%      0.47%        0.10%          0.58%         1.15%
(Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth            1.25 %      0.00%        0.05%         1.20%         1.25%
Portfolio (Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.15 %      0.68%       0.10%          0.37%         1.15%
Portfolio (Class II)
--------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Real Estate Portfolio     1.35 %      0.79%        0.25%         0.31%         1.35%
(Class II)
--------------------------------------------------------------------------------------------



Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from Total Annual Portfolio Expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing.
 Included in "Other Expenses" of the Van Kampen UIF Emerging Markets Debt Portfolio, Class II and Van Kampen UIF Emerging Markets Equity Portfolio, Class II are 0.01% and 0.03% of such investment related expenses, respectively.

5. The Portfolio's Class II shares were not operational for a full year.

6. The Portfolio was not operational for a full year.

7. Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen U.S. Mid Cap Value Portfolio, Class II.

8. "Total Annual Portfolio Expenses" do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the fee reduction is expected to continue for a period of at least five years. With this waiver, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                                              RULE
                                                                 MANAGEMENT  12B-1      OTHER         TOTAL ANNUAL
PORTFOLIO                                                           FEES      FEES    EXPENSES     PORTFOLIO EXPENSES
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio (Class B)             0.55%     0.25%        0.03%            0.83%
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (Class B)                0.75%     0.25%        0.05%            1.05%
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (Class B)               0.75%     0.25%        0.28%            1.28%
----------------------------------------------------------------------------------------------------------------------


9. The Fund administration fee is paid indirectly through the management fee.

10. While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

11. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were 0.65%, 0.25%, 0.22%, and 1.12%, respectively.

12. Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program.


                                 14  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option; and

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                        Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
                        1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,346   $2,636    $3,874   $6,915    $1,302   $2,323    $3,786    $7,165
Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $908     $1,386    $1.894   $3,476    $864     $1,083    $1,840    $3,866
Expenses
------------------------------------------------------------------------------------------------------


EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                        Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
                        1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $751     $2,211    $3,619   $6,915    $792     $2,323    $3,786    $7,165
Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $313     $961      $1,639   $3,476    $354     $1,083    $1,840    $3,866
Expenses
------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 15  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contract appear in Appendix F. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require


                                 16  PROSPECTUS
proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will


                                 17  PROSPECTUS
be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-256-9392.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed


                                 18  PROSPECTUS

Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may not have both a TrueReturn Option and a Retirement Income Guarantee Option in effect on your Contract at the same time. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn


                                 19  PROSPECTUS

Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Restrictions" section below. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12                          120.0%
---------------------------------------------
       13                          130.0%
---------------------------------------------
       14                          140.0%
---------------------------------------------
       15                          150.0%
---------------------------------------------
       16                          160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                   1
Rider Period:                                      10
AB Factor:                                     125.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/14
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 125.0%
                       = $62,500


Example 2: Guarantee Option 2

Guarantee Option:                                   2
Rider Period:                                      15
AB Factor:                                     150.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 150.0%
                       = $75,000


Guarantee Option 1 requires you to maintain a more conservative investment allocation, but offers a higher AB Factor. Guarantee Option 2 requires you to maintain a


                                 20  PROSPECTUS
more moderate investment allocation, but offers a lower AB Factor. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix E for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the Guarantee Option you select, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a model portfolio option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. However, we may add Model
Portfolio Options in the future.    The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

   GUARANTEE OPTION 1         GUARANTEE OPTION 2
----------------------------------------------------
Model Portfolio Option 1   Model Portfolio Option 2
----------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.


                                 21  PROSPECTUS

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected, unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for your Model Portfolio Option. We will use the percentage allocations as of your most recent instructions.


MODEL PORTFOLIO OPTIONS 1 AND 2.
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1 or Model Portfolio Option 2 under Guarantee Option 2, you must allocate a certain percentage of your Contract Value into each of four asset categories. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and 2 and

Variable Sub-Accounts available under each category:

             MODEL PORTFOLIO OPTION 1                   MODEL PORTFOLIO OPTION 2
------------------------------------------------------------------------------------
                  20% Category A                             10% Category A
                  50% Category B                             20% Category B
                  30% Category C                             50% Category C
                  0% Category D                              20% Category D
------------------------------------------------------------------------------------
                                                    CATEGORY D
CATEGORY A                                          Morgan Stanley VIS Aggressive
Morgan Stanley VIS Money Market                     Equity
                                                    Morgan Stanley VIS European
CATEGORY B                                          Growth
FTVIP Franklin High Income                          Morgan Stanley VIS Global
Morgan Stanley VIS High Yield                       Advantage
Morgan Stanley VIS Limited Duration                 Morgan Stanley VIS Global
Morgan Stanley VIS Quality Income Plus              Dividend Growth
Van Kampen UIF Emerging Markets Debt                Morgan Stanley VIS Information
Van Kampen UIF U.S. Real Estate                     AIM V. I. Capital Appreciation
                                                    AIM V. I. Mid Cap Core Equity
CATEGORY C                                          AllianceBernstein Growth
Morgan Stanley VIS Dividend Growth                  AllianceBernstein Premier Growth
Morgan Stanley VIS Equity                           AllianceBernstein Small Cap
Morgan Stanley VIS Income Builder                   Value
Morgan Stanley VIS S&P 500 Index                    FTVIP Templeton Foreign
Morgan Stanley VIS Strategist                       Securities
Morgan Stanley VIS Utilities                        Putnam VT International Equity
AIM V.I. Basic Value                                Putnam VT Investors*
AIM V.I. Premier Equity                             Putnam VT Voyager
AllianceBernstein Growth and Income                 Van Kampen LIT Aggressive Growth
FTVIP Franklin Income Securities                    Van Kampen LIT Emerging Growth
FTVIP Mutual Shares Securities                      Van Kampen UIF Emerging Markets
Putnam VT Growth and Income                         Equity
Putnam VT The George Putnam Fund of Boston          Van Kampen UIF Equity Growth
Van Kampen LIT Comstock                             Van Kampen UIF Global Franchise
Van Kampen LIT Growth and Income                    Van Kampen UIF Mid Cap Growth
Van Kampen UIF Equity and Income                    Van Kampen UIF Small Company
Van Kampen UIF U.S. Mid Cap Value                   Growth

------------------------------------------------------------------------------------


*Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions


                                 22  PROSPECTUS
applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.




                                 23  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 44* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

*Up to 45 Variable Sub-Accounts are offered with Contracts issued prior to May 1, 2004.


PORTFOLIO:(1)           EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
-------------------------------------------------------------------------------
Morgan Stanley VIS      Capital growth
 Aggressive Equity
 Portfolio

-------------------------------------------------------
Morgan Stanley VIS      Reasonable current income and
 Dividend Growth         long-term growth of income
 Portfolio               and capital
-------------------------------------------------------
Morgan Stanley VIS      Growth of capital and, as a
 Equity Portfolio        secondary objective, income
                         when consistent with its
                         primary objective
-------------------------------------------------------
Morgan Stanley VIS      To maximize the capital
 European Growth         appreciation on its
 Portfolio               investments
-------------------------------------------------------
Morgan Stanley VIS      Long-term capital growth
 Global Advantage
 Portfolio
-------------------------------------------------------
Morgan Stanley VIS      Reasonable current income and
 Global Dividend         long-term growth of income    MORGAN STANLEY
 Growth Portfolio        and capital                   INVESTMENT ADVISORS INC.
-------------------------------------------------------
Morgan Stanley VIS      High current income and, as a
 High Yield Portfolio    secondary objective, capital
                         appreciation when consistent
                         with its primary objective
-------------------------------------------------------
Morgan Stanley VIS      Reasonable income and, as a
 Income Builder          secondary objective, growth
 Portfolio               of capital
-------------------------------------------------------
Morgan Stanley VIS      Long-term capital
 Information Portfolio   appreciation
-------------------------------------------------------
Morgan Stanley VIS      High current income
 Limited Duration        consistent with preservation
 Portfolio               of capital
-------------------------------------------------------
Morgan Stanley VIS      High current income,
 Money Market            preservation of capital, and
 Portfolio               liquidity
-------------------------------------------------------
Morgan Stanley VIS      High current income and, as a
 Quality Income Plus     secondary objective, capital  ------------------------
 Portfolio               appreciation when consistent
                         with its primary objective
-------------------------------------------------------
Morgan Stanley VIS S&P  Investment results that,
 500 Index Portfolio     before expenses, correspond
                         to the total return of the
                         Standard and Poor's 500
                         Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS      High total investment return
 Strategist Portfolio
-------------------------------------------------------
Morgan Stanley VIS      Current income and long-term
 Utilities Portfolio     growth of income and capital
-------------------------------------------------------





                                 24  PROSPECTUS

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)(2)
-------------------------------------------------------------------------------
Van Kampen UIF          High total return
 Emerging Markets Debt
 Portfolio
-------------------------------------------------------
Van Kampen UIF          Long-term capital
 Emerging Markets        appreciation
 Equity Portfolio
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
  Growth Portfolio       appreciation by investing     VAN KAMPEN(2)
                         primarily on growth-oriented
                         equity securities of large
                         capitalization companies.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Capital appreciation and
 and Income Portfolio    current income
-------------------------------------------------------------------------------
Van Kampen UIF Global   Long-term capital
 Franchise Portfolio     appreciation
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap  Long-term capital growth
 Growth Portfolio
-------------------------------------------------------
Van Kampen UIF Small    Long-term capital
 Company Growth          appreciation
 Portfolio
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio(3)            to five years by investing
                         in common stocks and other
                         equity securities
-------------------------------------------------------
Van Kampen UIF U.S.     To provide above average
 Real Estate Portfolio   current income and long-term
                         capital appreciation by
                         investing primarily in
                         equity securities of
                         companies in the U.S. real
                         estate industry, including
                         real estate investment
                         trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio
-------------------------------------------------------
Van Kampen LIT          Capital growth and income
 Comstock Portfolio
-------------------------------------------------------
Van Kampen LIT          Capital appreciation           VAN KAMPEN ASSET
 Emerging Growth                                       MANAGEMENT
 Portfolio
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio    and income
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES II)
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital;
 Equity Fund             income is a secondary         ------------------------
                         objective
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
-------------------------------------------------------------------------------
AllianceBernstein       Long-term growth of capital;
 Growth Portfolio        current income is incidental
                         to the Portfolio's objective
-------------------------------------------------------ALLIANCE CAPITAL
AllianceBernstein       Reasonable current income and  MANAGEMENT, L.P.
 Growth and Income       reasonable opportunity for
 Portfolio               appreciation
-------------------------------------------------------
AllianceBernstein       Growth of capital by pursuing
 Premier Growth          aggressive investment         ------------------------
 Portfolio               policies
-------------------------------------------------------
AllianceBernstein       Long-term growth of capital
 Small Cap Value
 Portfolio
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
-------------------------------------------------------------------------------
FTVIP Franklin High     High level of current income
 Income Fund             with capital appreciation as
                         secondary goal
-------------------------------------------------------
FTVIP Franklin Income   To maximize income while       FRANKLIN ADVISERS, INC.
 Securities Fund         maintaining prospects for
                         capital appreciation
-------------------------------------------------------------------------------
FTVIP Mutual Shares     Capital appreciation with      FRANKLIN MUTUAL
 Securities Fund         income as a secondary goal    ADVISERS, LLC





                                 25  PROSPECTUS

-------------------------------------------------------------------------------
FTVIP Templeton         Long-term capital growth.      TEMPLETON INVESTMENT
 Foreign Securities Fund                               COUNSEL, LLC
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
Putnam VT The George    Provide a balanced investment
 Putnam Fund of Boston   of a well diversified
                         portfolio of value stocks
                         and bonds
-------------------------------------------------------------------------------
Putnam VT Growth and    Capital growth and current
 Income Fund             income
-------------------------------------------------------
Putnam VT               Capital appreciation           PUTNAM INVESTMENT
 International Equity                                  MANAGEMENT, LLC
 Fund
-------------------------------------------------------
Putnam VT Investors     Long-term growth of capital
 Fund (3)                and any increased income
                         that results from this
                         growth                        ------------------------
-------------------------------------------------------
Putnam VT Voyager Fund  Capital appreciation
-------------------------------------------------------

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Morgan Stanley VIS Pacific Growth Portfolio - Class Y were transferred to the Morgan Stanley VIS Money Market Portfolio - Class Y. On October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio (Class II) was liquidated. Any amounts invested in the Van Kampen UIF Active International Allocation Portfolio (Class
II) were transferred to the Morgan Stanley VIS Money Market Portfolio - Class Y.

(2) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio (Class II) changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II).

(4) Effective May 1, 2004, the Putnam VT Investors Fund (Class IB) portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in the Putnam VT Investors Fund (Class IB) you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 29.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the


                                 26  PROSPECTUS
term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 29.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Standard Fixed Account Option ("STANDARD FIXED GUARANTEE PERIODS"). For ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest


                                 27  PROSPECTUS
rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. Certain restrictions on transfers apply to Contracts with the TrueReturn Option. See the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


                                 28  PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-256-9392. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. We will apply these limitations on a uniform basis to all Contract Owners we determine have engaged in market timing or excessive trading. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

..    we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..    we are  informed  by one or more of the  Portfolios  that  they  intend  to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program


                                 29  PROSPECTUS
to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Quality Income Plus Variable Sub-Account and 60% to be in the Van Kampen LIT Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Quality Income Plus Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Quality Income Plus Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that


                                 30  PROSPECTUS
exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE VARIABLE ANNUITY - B SHARE               1.10%
--------------------------------------------------------
ALLSTATE VARIABLE ANNUITY - L SHARE          1.50%
--------------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Benefit
  Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub--Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior tot he Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


RETIREMENT INCOME GUARANTEE OPTION FEE

We discontinued offering the Retirement Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is


                                 31  PROSPECTUS

0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to        withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

Amounts withdrawn may be subject to applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does

                                 32  PROSPECTUS
not cover all sales
commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 12. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 34.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 27.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, and not purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.


                                 33  PROSPECTUS

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-256-9392 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment


                                 34  PROSPECTUS

Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We


                                 35  PROSPECTUS
  reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                       0            1            2            3            4            5            6            7+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity      7%           7%           6%           5%           4%           3%           2%            0%
- B Share
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity      7%           6%           5%           0%
- L Share
-----------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the


                                 36  PROSPECTUS

Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.


                                 37  PROSPECTUS

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Morgan Stanley VIS Limited Duration

  Morgan Stanley VIS Money Market

  Morgan Stanley VIS Quality Income Plus

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  AIM V.I. Basic Value

  AIM V.I. Premier Equity

  AllianceBernstein Growth

  AlianceBernstein Growth and Income

  AllianceBernstein Premier Growth

  AllianceBernstein Small Cap Value

  FTVIP Franklin High Income

  FTVIP Franklin Income Securities

  FTVIP Mutual Shares Securities

  FTVIP Templeton Foreign Securities

  Morgan Stanley VIS Aggressive Equity

  Morgan Stanley VIS Dividend Growth

  Morgan Stanley VIS Equity

  Morgan Stanley VIS European Growth

  Morgan Stanley VIS Global Advantage

  Morgan Stanley VIS Global Dividend Growth

  Morgan Stanley VIS Income Builder

  Morgan Stanley VIS S&P 500 Index

  Morgan Stanley VIS Strategist

  Morgan Stanley VIS Utilities

  Van Kampen UIF Equity and Income

  Van Kampen UIF Equity Growth

  Van Kampen UIF Global Franchise

  Van Kampen UIF High Yield

  Van Kampen UIF U.S. Mid Cap Value

  Van Kampen UIF U.S. Real Estate


                                 38  PROSPECTUS

  Putnam VT The George Putnam Fund of Boston

  Putnam VT Growth and Income

  Putnam VT International Equity

  Putnam VT Investors*

  Putnam VT Voyager

  Van Kampen LIT Comstock

  Van Kampen LIT Growth and Income



EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  AIM V.I. Capital Appreciation

  AIM V.I. Mid Cap Core Equity

  Morgan Stanley VIS Information

  Van Kampen UIF Small Company Growth

  Van Kampen UIF Emerging Markets Debt

  Van Kampen UIF Emerging Markets Equity

  Van Kampen UIF Mid Cap Growth

  Van Kampen LIT Aggressive Growth

  Van Kampen LIT Emerging Growth

*Effective May 1, 2004, the Putnam VT Investors Fund (Class IB) portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in the Putnam VT Investors Fund (Class IB) you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program.



You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.


                                 39  PROSPECTUS

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP"


                                 40  PROSPECTUS
defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates.
 The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..    In  each  Contract  Year,  for  the  portion  of  withdrawals  that  do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..    In each Contract  Year, for the portion of  withdrawals  that  cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                 41  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and


                                 42  PROSPECTUS
the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 44, below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 43, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER.
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


                                 43  PROSPECTUS

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different. Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the Annual Required Distribution is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of


                                 44  PROSPECTUS

December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Death of Annuitant provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we


                                 45  PROSPECTUS
accept it. At any time there may be only one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you terminate this option by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be


                                 46  PROSPECTUS
determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/ trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. ("Morgan Stanley DW"). Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and NASD. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate New York on certain federal securities law


                                 47  PROSPECTUS
matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 48  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate

New York, and its operations form a part of Allstate New

York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate

New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New

York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable

Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 49  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 50  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if


                                 51  PROSPECTUS
the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


                                 52  PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that


                                 53  PROSPECTUS
can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.




                                 54  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 55  PROSPECTUS

APPENDIX A                                                           ALLSTATE
VARIABLE ANNUITIES CONTRACT COMPARISON CHART

                 FEATURE                     ALLSTATE VARIABLE ANNUITY - B      ALLSTATE VARIABLE ANNUITY - L
--------------------------------------------             SHARE                              SHARE
                                            --------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                       - Standard Fixed Account Option   - Dollar Cost Averaging Fixed
                                             with 1, 3, 5, and 7 year          Account Options with 3 to 12
                                             Guarantee Periods                 month Transfer Periods
                                            - Dollar Cost Averaging Fixed
                                             Account Options with 3 to 12
                                             month Transfer Periods
                                            --------------------------------------------------------------------
MORTALITY AND EXPENSE                                    1.10%                              1.50%
RISK CHARGE
(BASE CONTRACT)
----------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                                  7/ 7/ 6/ 5/ 4/ 3/ 2                      7/ 6/ 5
(% OF PURCHASE
PAYMENT)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                 56  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 57  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000

                                                                                                           Income Benefit Amount
                                                                                                          -----------------------

                                                        Beginning                Contract      Maximum
                                        Type of         Contract   Transaction  Value After  Anniversary            5%
             Date                     Occurrence          Value      Amount     Occurrence      Value          Roll-Up Value
---------------------------------------------------------------------------------------------------------------------------------
            1/1/04                Contract Anniversary   $55,000           _      $55,000      $55,000            $52,500
---------------------------------------------------------------------------------------------------------------------------------
            7/1/04                Partial Withdrawal     $60,000     $15,000      $45,000      $41,250            $40,176
---------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.



-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal                 (a)                       $15,000
Amount
-------------------------------------------------------------------------------
Contract Value
Immediately Prior to               (b)                       $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit
Amount Immediately Prior           (c)                       $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment         [(a)/(b)]*(c)                  $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                      $41,250
-------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME
BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal                 (a)                       $15,000
Amount
-------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value
Immediately Prior to               (b)                       $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit
Amount Immediately Prior
to Partial Withdrawal
(assumes half years
worth of interest on               (c)                       $53,786
$52,500)
-------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5% of           (d)                       $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of           (e) = (d) * 1.05 ^-0.5             $ 2,562
interest)
-------------------------------------------------------------------------------
Contract Value After        (b/'/) = (b) - (d)               $57,375
Step 1
-------------------------------------------------------------------------------
Adjusted Income Benefit     (c/'/) = (c) - (e)               $51,224
After Step 1
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
-------------------------------------------------------------------------------
Partial Withdrawal          (a/'/) = (a) - (d)               $12,375
Amount
-------------------------------------------------------------------------------
Proportional Adjustment     (a/'/) / (b/'/) *                $11,048
                                  (c/'/)
-------------------------------------------------------------------------------
Contract Value After                                         $45,000
Step 2
-------------------------------------------------------------------------------
Adjusted Income Benefit                                      $40,176
After Step 2
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for both Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 58  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000

                                                                                                    Death Benefit Amount
                                                                                                 -----------------------------

                                                            Beginning                Contract       Purchase        Maximum
                                          Type of           Contract   Transaction  Value After  Payment Value    Anniversary
             Date                       Occurrence            Value      Amount     Occurrence                       Value
------------------------------------------------------------------------------------------------------------------------------
1/1/05                             Contract Anniversary      $55,000           _      $55,000       $50,000         $55,000
------------------------------------------------------------------------------------------------------------------------------
7/1/05                              Partial Withdrawal       $60,000     $15,000      $45,000       $37,500         $41,250
------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.


--------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                               (a)                        $15,000
--------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                  (b)                        $60,000
--------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal   (c)                        $50,000
--------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                   [(a)/(b)] * (c)            $12,500
--------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $37,500
--------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                               (a)                        $15,000
--------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                  (b)                        $60,000
--------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal   (c)                        $55,000
--------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                   [(a)/(b)]*(c)              $13,750
--------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250
--------------------------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for both Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.




                                 59  PROSPECTUS

APPENDIX E WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000


                                                     Beginning                Contract
                                    Type of          Contract   Transaction  Value After
           Date                    Occurrence          Value      Amount     Occurrence     Benefit Base
----------------------------------------------------------------------------------------------------------
1/2/05                        Contract Anniversary   $55,000    _            $55,000      $50,000
----------------------------------------------------------------------------------------------------------
7/2/05                         Partial Withdrawal    $60,000    $15,000      $45,000      $37,500
----------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal adjustment reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.


-------------------------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                        (a)                        $15,000
-------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal           (b)                        $60,000
-------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial       (c)                        $50,000
Withdrawal
-------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                            [(a)/(b)] * (c)            $12,500
-------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                      $37,500
-------------------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.




                                 60  PROSPECTUS

APPENDIX F- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ALLSTATE VARIABLE ANNUITY-B SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


                                                            For the Years
                                                         Beginning January 1
                                                       and Ending December 31,
                                                      -------------------------
SUB-ACCOUNTS                                                    2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,361
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.771
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,132
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.558
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.567
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.690
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,993
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.696
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,146
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.832
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,322
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        938
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.568
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,169
-------------------------------------------------------------------------------
Morgan Stanley VIS Information
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.558
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $14.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        465
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $ 9.996
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $10.018
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,721
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $ 9.986
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $ 9.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     46,406
-------------------------------------------------------------------------------

                                 61  PROSPECTUS

Morgan Stanley VIS Pacific Growth(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.127
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.943
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        416
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.177
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $10.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,323
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.637
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.114
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     20,259
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategic
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.660
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      4,029
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.902
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         95
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation(2)(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.484
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.319
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,499
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.207
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $14.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,002
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.487
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,497
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.528
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.622
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        388
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.557
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.251
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,027
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,911
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.256
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,699
-------------------------------------------------------------------------------

                                 62  PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value(2)(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.145
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.408
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     12,451
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.682
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,125
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.603
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,398
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.901
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     30,983
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.639
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.853
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,122
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.801
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.423
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     17,188
-------------------------------------------------------------------------------
AIM V.I Basic Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.033
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     11,013
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.268
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,053
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
AIM V.I Premier Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.478
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
AllianceBernstein Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.784
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        271
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,388
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.305
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,538
-------------------------------------------------------------------------------

                                 63  PROSPECTUS

AllianceBernstein Small Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.996
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.641
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,717
-------------------------------------------------------------------------------
FTVIP Franklin High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.566
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.342
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        279
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.848
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.318
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        661
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.545
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      4,548
-------------------------------------------------------------------------------
Putnam VT Investors (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.639
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.507
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.752
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,938
-------------------------------------------------------------------------------

* The Allstate Variable Annuity - B Share Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Variable Annuity
- B Share Contracts on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Morgan Stanley VIS Pacific Growth Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 30, 2003, the Morgan Stanley UIF U.S. Mid Cap Core Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

                                 64  PROSPECTUS

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.


                                 65  PROSPECTUS

ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


                                                            For the Years
                                                         Beginning January 1
                                                       and Ending December 31,
                                                      -------------------------
SUB-ACCOUNTS                                                    2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.600
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     21,859
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.768
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.243
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     18,824
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.555
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     14,141
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.673
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,608
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.692
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.586
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,702
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.828
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.953
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     12,547
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.379
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.316
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,710
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.564
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.650
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      4,040
-------------------------------------------------------------------------------
Morgan Stanley VIS Information
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $14.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      3,760
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $ 9.993
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $10.005
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     30,506
-------------------------------------------------------------------------------
                                 66  PROSPECTUS
Morgan Stanley VIS Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $ 9.983
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $ 9.923
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,542
-------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.124
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,761
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.172
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $10.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     23,048
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.634
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     25,445
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategic
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.656
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.018
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     14,129
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.898
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,843
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation(2)(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.863
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.480
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.304
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,573
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.204
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $14.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,766
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.484
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,352
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.524
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.606
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,251
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,078
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.044
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     11,372
-------------------------------------------------------------------------------
                                 67  PROSPECTUS
Van Kampen UIF Small Company Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.252
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     19,211
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value(2)(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.141
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     32,683
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.679
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.768
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,765
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.108
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.846
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     12,785
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.898
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.508
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     99,741
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.636
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.837
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,911
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.798
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     21,488
-------------------------------------------------------------------------------
AIM V.I Basic Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.029
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     17,164
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.629
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.251
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     10,637
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
AIM V.I Premier Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.769
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,996
-------------------------------------------------------------------------------
AllianceBernstein Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.780
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.462
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,700
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.808
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     23,890
-------------------------------------------------------------------------------
                                 68  PROSPECTUS
AllianceBernstein Premier Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.301
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.496
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        471
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.623
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     25,400
-------------------------------------------------------------------------------
FTVIP Franklin High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.563
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.326
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      3,500
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.301
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,227
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.542
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.671
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     15,235
-------------------------------------------------------------------------------
Putnam VT Investors (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.636
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.167
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        723
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.504
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.736
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     18,436
-------------------------------------------------------------------------------

* The Allstate Variable Annuity - B Share Contracts were first offered with the MAV Death Benefit Option on July 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Variable Annuity - B Share Contracts with the MAV Death Benefit Option on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Morgan Stanley VIS Pacific Growth Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.


                                 69  PROSPECTUS

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 30, 2003, the Morgan Stanley UIF U.S. Mid Cap Core Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.


                                 70  PROSPECTUS

ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


                                                            For the Years
                                                         Beginning January 1
                                                       and Ending December 31,
                                                      -------------------------
SUB-ACCOUNTS                                                    2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.201
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      3,702
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.764
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.227
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        218
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.551
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.852
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,215
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.689
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.568
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.825
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,344
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.376
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.301
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        325
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.561
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.634
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        540
-------------------------------------------------------------------------------
Morgan Stanley VIS Information
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $14.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $ 9.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $ 9.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,881
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $ 9.980
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $ 9.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        677
-------------------------------------------------------------------------------

                                 71  PROSPECTUS

Morgan Stanley VIS Pacific Growth(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.120
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        991
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.170
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $10.283
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,299
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.630
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.081
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,681
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategic
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.653
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.001
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation(2)(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.850
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.477
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.288
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         53
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.200
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $14.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,120
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.480
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        224
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.521
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.590
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        596
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.041
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.080
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,168
-------------------------------------------------------------------------------

                                 72  PROSPECTUS

Van Kampen UIF Small Company Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.249
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.584
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,755
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value(2)(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.138
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.372
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        733
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.675
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,235
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $11.104
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,632
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.894
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,537
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      4,991
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.794
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,241
-------------------------------------------------------------------------------
AIM V.I Basic Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.026
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      4,824
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.625
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
AIM V.I Premier Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.471
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.753
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
AllianceBernstein Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.777
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         67
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.804
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.279
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,474
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.480
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,076
-------------------------------------------------------------------------------

                                 73  PROSPECTUS

AllianceBernstein Small Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $13.605
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,538
-------------------------------------------------------------------------------
FTVIP Franklin High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.559
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,951
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.840
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.538
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        633
-------------------------------------------------------------------------------
Putnam VT Investors(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.632
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $12.150
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                  $10.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        $11.720
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------

* The Allstate Variable Annuity - L Share Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Variable Annuity
- L Share Contracts on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Morgan Stanley VIS Pacific Growth Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 30, 2003, the Morgan Stanley UIF U.S. Mid Cap Core Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.


                                 74  PROSPECTUS

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




                                 75  PROSPECTUS

ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


                                                            For the Years
                                                         Beginning January 1
                                                       and Ending December 31,
                                                      -------------------------
SUB-ACCOUNTS                                                    2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     23,291
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.761
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     49,040
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.548
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.836
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     27,513
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.557
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.639
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,113
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.685
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.551
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      3,083
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.821
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.918
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      3,914
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.372
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     25,792
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.557
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.618
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      6,326
-------------------------------------------------------------------------------
Morgan Stanley VIS Information
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.546
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 14.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,230
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $  9.986
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $  9.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     50,763
-------------------------------------------------------------------------------

                                 76  PROSPECTUS

Morgan Stanley VIS Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $  9.976
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $  9.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     15,967
-------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.116
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 13.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        455
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.167
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 10.269
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,983
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.627
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.065
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     54,529
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategic
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.649
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.985
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,426
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.458
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,598
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation(2)(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.473
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.273
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,237
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.196
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 14.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,527
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.477
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.667
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     22,395
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.517
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.575
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,817
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.201
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      4,242
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.037
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 13.063
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     28,747
-------------------------------------------------------------------------------

                                 77  PROSPECTUS

Van Kampen UIF Small Company Growth(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.245
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 13.566
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     14,909
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value(2)(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.134
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 13.354
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     41,292
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.672
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,978
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.811
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     21,432
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    142,223
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.629
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     25,737
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.791
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     33,544
-------------------------------------------------------------------------------
AIM V.I Basic Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 11.022
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     18,989
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.622
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.218
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     12,718
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
AIM V.I Premier Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.468
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,324
-------------------------------------------------------------------------------
AllianceBernstein Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.773
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,508
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.801
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     58,800
-------------------------------------------------------------------------------

                                 78  PROSPECTUS

AllianceBernstein Premier Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.294
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,143
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.985
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 13.586
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     45,346
-------------------------------------------------------------------------------
FTVIP Franklin High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
FTVIP Franklin Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         --
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.556
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      8,399
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.837
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.268
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      1,277
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.535
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.637
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      7,706
-------------------------------------------------------------------------------
Putnam VT Investors(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.629
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 12.134
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      5,057
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $ 11.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      9,995
-------------------------------------------------------------------------------

* The Allstate Variable Annuity - L Share Contracts were first offered with the MAV Death Benefit Option on July 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Variable Annuity - L Share Contracts with the MAV Death Benefit Option on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Morgan Stanley VIS Pacific Growth Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.


                                 79  PROSPECTUS

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 30, 2003, the Morgan Stanley UIF U.S. Mid Cap Core Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




                                 80  PROSPECTUS

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94036
PALATINE, ILLINOIS 60094-4036
TELEPHONE NUMBER: 1-800-390-1277                  PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") has offered the following group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE ADVISOR PLUS   PUTNAM ALLSTATE ADVISOR PREFERRED
ADVISOR


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:


Putnam VT American Government Income Fund         Putnam VT Growth and       Putnam VT Mid Cap Value Fund
Putnam VT Capital Appreciation Fund               Income Fund                Putnam VT Money Market Fund
Putnam VT Capital Opportunities Fund              Putnam VT Growth           Putnam VT New Opportunities
Putnam VT Discovery Growth Fund                   Opportunities Fund         Fund
Putnam VT Diversified Income Fund                 Putnam VT Health Sciences  Putnam VT New Value Fund
Putnam VT Equity Income Fund                      Fund                       Putnam VT OTC & Emerging
Putnam VT The George Putnam Fund of Boston        Putnam VT High Yield Fund  Growth Fund
Putnam VT Global Asset Allocation Fund            Putnam VT Income Fund      Putnam VT Research Fund
Putnam VT Global Equity Fund                      Putnam VT International    Putnam VT Small Cap Value
                                                  Equity Fund                Fund
                                                  Putnam VT International    Putnam VT Utilities Growth
                                                  Growth and Income Fund     and Income Fund
                                                  Putnam VT International    Putnam VT Vista Fund
                                                  New Opportunities Fund     Putnam VT Voyager Fund
                                                  Putnam VT Investors Fund




For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 38 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Website.

                             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                             DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                             NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                             PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                             FEDERAL CRIME.

                             THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
IMPORTANT                    THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                             INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
 NOTICES                     CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
                             GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY
                             AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT
                             RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                             THE CONTRACTS ARE NOT FDIC INSURED.

                             THE CONTRACTS WERE AVAILABLE ONLY IN NEW YORK AND ARE NOT
                             CURRENTLY BEING OFFERED FOR NEW SALES.




                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                8
--------------------------------------------------------------------------------
  Expense Table                                                         9
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               15
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          15
--------------------------------------------------------------------------------
     The Fixed Account Options                                          16
--------------------------------------------------------------------------------
     Transfers                                                          17
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              19
--------------------------------------------------------------------------------
  Access to Your Money                                                  21
--------------------------------------------------------------------------------
  Income Payments                                                       21
--------------------------------------------------------------------------------
  Death Benefits                                                        26
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      29
--------------------------------------------------------------------------------
  Taxes                                                                 32
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   38
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  39
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                   40
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT               49
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT                50
--------------------------------------------------------------------------------





                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      8
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1,29
--------------------------------------------------------------------------------
Annuitant                                                               12
--------------------------------------------------------------------------------
Automatic Additions Program                                             13
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      18
--------------------------------------------------------------------------------
Beneficiary                                                             12
--------------------------------------------------------------------------------
*Contract                                                               1,32
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  8,12
--------------------------------------------------------------------------------
Contract Value                                                          1,7
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Credit Enhancement                                                      1,14
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           18
--------------------------------------------------------------------------------
Due Proof of Death                                                      26
--------------------------------------------------------------------------------
Fixed Account Options                                                   1,16
--------------------------------------------------------------------------------
Funds                                                             1,15-16,31
--------------------------------------------------------------------------------



                                                                        PAGE

--------------------------------------------------------------------------------
Guarantee Period                                                        17
--------------------------------------------------------------------------------
Income Base                                                             25
--------------------------------------------------------------------------------
Income Plans                                                            8,21
--------------------------------------------------------------------------------
Investment Alternatives                                                 1,15-19
--------------------------------------------------------------------------------
Issue Date                                                              8
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               26
--------------------------------------------------------------------------------
Payout Phase                                                            8,17
--------------------------------------------------------------------------------
Payout Start Date                                                       8
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             20
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider                                       24
--------------------------------------------------------------------------------
Rider Date                                                              24
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        26
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           17
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           21
--------------------------------------------------------------------------------
Valuation Date                                                          14
--------------------------------------------------------------------------------
Variable Account                                                        1,29
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1,15-16
--------------------------------------------------------------------------------




         * These Contracts were available only as group Contracts. We issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------





The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:



.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options, and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                        $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                          payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------
                        ALL CONTRACTS

                        .We discontinued offering the RETIREMENT INCOME
                          GUARANTEE RIDER as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to
                          January 1, 2004, you will pay an additional fee at the annual rate of 0.30% of the INCOME BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY")

                        .Transfer fee equal to 0.50% of the amount
                          transferred, up to a maximum charge of $25, after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary

                        .State premium tax (New York currently does not impose
                          one)


                                  5 PROSPECTUS

-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                          interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer an additional
                        7-to-12 Month Dollar Cost Averaging Fixed Account
                        Option that credits interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1- 800
                        -390 - 1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, the
                        Standard Fixed Account Option is currently not
                        available for new investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period

                        .combination life income and guaranteed payments for a
                          specified period

                        .combination joint and survivor life income and
                          guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York offered a
                        Retirement Income Guarantee Rider that guarantees a
                        minimum amount of fixed income payments you can receive
                        if you choose to annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------

                                  6 PROSPECTUS

TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. Except in the 7-to-12 Month
                        Dollar Cost Averaging Fixed Account (PUTNAM ALLSTATE
                        ADVISOR CONTRACTS ONLY), the minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year. For PUTNAM ALLSTATE ADVISOR CONTRACTS,
                        we do not permit transfers into the 7-to-12 Month
                        Dollar Cost Averaging Option.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time ($1,000 during the
                        Payout Phase). Withdrawals taken prior to annuitization
                        (referred to in this prospectus as the Payout Phase)
                        are generally considered to come from the earnings in
                        the Contract first. If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings. Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge may also apply.
-------------------------------------------------------------------------------





                                 7  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

 First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

 Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 8  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:                       Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable
                                Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor         0              1         2           3          4          5          6         7+
                                7%             7%        6%          5%         4%         3%         2%        0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus    0              1         2           3          4          5          6         7           8+
                                8%             8%        8%          7%         6%         5%         4%        3%          0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor         0              1         2+
 Preferred                      2%             1%        0%
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Contract:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                       $30**
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                                  None
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                       None
 Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                   0.50 % of the amount transferred***
-----------------------------------------------------------------------------------------------------------------------------------



  *Each Contract Year, you may withdraw up to the PREFERRED WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  ** Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                              Mortality and Expense Risk                           Total Variable Account Annual
          Contract                      Charge             Administrative Charge              Expenses
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.25%                     0.00%                       1.25%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus             1.60%                     0.00%                       1.60%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.65%                     0.00%                       1.65%
Preferred
------------------------------------------------------------------------------------------------------------------





RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected the Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.30% of the Income Base in effect on a Contract Anniversary. See "RETIREMENT INCOME GUARANTEE RIDER" on page 24 for details.

*We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.




                                 9  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                  Minimum                     Maximum
-------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/(1)
/(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services (12b-1)
fees, and other                     0.74%                      2.21%
expenses)
-------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Retirement Income Guarantee Rider.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                               Allstate Advisor                   Allstate Advisor Plus
------------------------------------------------------------------------------------------------
                        1Year   3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years

------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $1,011  $1,687  $2,381    $4,373    $1,102  $1,875   $2,581   $4,433
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                $860    $1,241  $1,648    $2,964    $951    $1,430   $1,854   $3,054
------------------------------------------------------------------------------------------------
                         Allstate Advisor Preferred
------------------------------------------------------------
                        1 Year  3 Years  5 Years   10 Years

------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $512    $1,295  $2,180      $4,477
------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                $361    $851    $1,454      $3,104
------------------------------------------------------------





Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.




                                 10  PROSPECTUS

                              Allstate Advisor                   Allstate Advisor Plus          Allstate Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                        1Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years

-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $416    $1,262  $2,126   $4,373    $422    $1,280   $2,156   $4,433    $427    $1,295   $2,180    $4,477
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $265    $816    $1,393   $2,964    $271    $835     $1,429   $3,054    $276    $851     $1,454    $3,104
Expenses
-----------------------------------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE RETIREMENT INCOME GUARANTEE RIDER. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except with respect to certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before payout. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the


                                 12  PROSPECTUS
death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non- living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make purchase payments of at least $500 or more ($50 for automatic payments) at any time prior to the Payout Start Date. The most we accept without our prior approval is $1,000,000. We reserve the right to limit the availability of the investment alternatives for additional investments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase


                                 13  PROSPECTUS
payments into the 7-to-12 Month Dollar Cost Averaging Option (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
 (PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See"Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

 We determine withdrawal charges, Retirement Income Guarantee Rider fees (if applicable), transfer fees, and contract maintenance charges (if applicable), separately for each Contract. They do not affect the Accumulation


                                 14  PROSPECTUS

Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.



FUND:                           EACH FUND:
Putnam VT American Government   Seeks high current income with preservation of
 Income Fund - Class IB          capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital Appreciation  Seeks capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Capital               Seeks long-term growth of capital.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Discovery Growth      Seeks long-term growth of capital.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Diversified Income    Seeks as high a level of current income as
 Fund - Class IB                 Putnam Management believes is consistent with
                                 preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income Fund -  Seeks current income. Capital growth is a
 Class IB                        secondary objective when consistent with
                                 seeking current income.
-------------------------------------------------------------------------------
Putnam VT The George Putnam     Seeks to provide a balanced investment composed
 Fund of Boston -Class IB        of a well diversified portfolio of value
                                 stocks and bonds, which produce both capital
                                 growth and current income.
-------------------------------------------------------------------------------
Putnam VT Global Asset          Seeks a high level of long-term total return
 Allocation Fund - Class IB      consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity Fund -  Seeks capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income     Seeks capital growth and current income.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities  Seeks capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund  Seeks capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund -     Seeks high current income. Capital growth is a
 Class IB                        secondary goal when consistent with achieving
                                 high current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class   Seeks high current income consistent with what
 IB                              Putnam Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International Equity  Seeks capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Growth  Seeks capital growth. Current income is a
 and Income Fund - Class IB      secondary objective.
-------------------------------------------------------------------------------
Putnam VT International New     Seeks long-term capital appreciation.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      Seeks long-term growth of capital and any
 Class IB                        increased income that results from this
                                 growth.
-------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund -  Seeks capital appreciation, as a secondary
 Class IB                        objective, current income.
-------------------------------------------------------------------------------



                                 15  PROSPECTUS

Putnam VT Money Market Fund -   Seeks as high a rate of current income as
 Class IB                        Putnam Management believes is consistent with
                                 preservation of capital and maintenance of
                                 liquidity.
-------------------------------------------------------------------------------
Putnam VT New Opportunities     Seeks long-term capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      Seeks long-term capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging        Seeks capital appreciation.
 Growth Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Research Fund -       Seeks capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  Seeks capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and  Seeks capital growth and current income.
 Income Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    Seeks capital appreciation.
 IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class  Seeks capital appreciation.
 IB
-------------------------------------------------------------------------------

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                     ADVISOR    ADVISOR
                                                            ADVISOR   PLUS     PREFERRED
Standard Fixed Account Option                                 Yes      Yes        No
7-to-12 Month Dollar Cost Averaging Option                    Yes      No         No


We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. Allstate New York reserves the right to delete or add Fixed Account Options. In addition, Allstate New York may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
(PUTNAM ALLSTATE ADVISOR CONTRACTS Only)

The Dollar Cost Averaging Fixed Account Option is one of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 20. This option allows you to allocate purchase payments to the Fixed Account for up to 12 months (the "7-TO-12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 7-to-12 Month Dollar Cost Averaging Option to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 7-to-12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the 12 month transfer period, we will



                                 16  PROSPECTUS
transfer any remaining amounts in the 7-to-12 Month Dollar Cost Averaging Option to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 7-to-12 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to the 7-to-12 Month Dollar Cost Averaging Option. You may not use the Automatic Additions Program to make purchase payments into the 7-to-12 Month Dollar Cost Averaging Option.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into the 7-to-12 Month Dollar Cost Averaging Option. WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTION FOR INVESTMENTS MADE IN PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS ON OR AFTER OCTOBER 14, 2002. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 7-to-12 Month Dollar Cost Averaging Option.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the


                                 17 PROSPECTUS
variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. We will apply these limitations on a uniform basis to all Contract Owners we determine have engaged in market timing or excessive trading. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

..    we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..    we are  informed  by one or more of the Funds that they  intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see "Dollar Cost Averaging Fixed Account Option" on page 16.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND


                                 18 PROSPECTUS

REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam VT Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, the mortality and expense risk charge also helps pay for the cost of the Credit Enhancement. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

                                 19 PROSPECTUS

RETIREMENT INCOME GUARANTEE RIDER FEE
We impose a separate fee for the Retirement Income Guarantee Rider. The fee equals, on an annual basis, 0.30% of the Income Base. See "Retirement Income Guarantee Rider" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS

Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Preferred Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS. We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 10 above. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds.


                                 20 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22. The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, Retirement Income Guarantee Rider fees, income tax withholding, any applicable contract maintenance charge and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. an emergency exists as defined by the SEC, or

3. the SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 90/th/ birthday; or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.


                                 21 PROSPECTUS

Currently nine Income Plans are available. Income Plans provide:

.. fixed income payments;

..  variable income payments; or

..  a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income


                                 22 PROSPECTUS
payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see VALUATION DATE) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


                                 23 PROSPECTUS

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an Annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDER
Effective January 1, 2004, the Retirement Income Guarantee Rider is no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled.

ELIGIBILITY. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. The oldest Annuitant must be age 90 or younger;

.. You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and


                                 24 PROSPECTUS

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER FEE. The current annual charge for the Retirement Income Guarantee Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-account(s) on a pro-rata basis.

For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative. It is not available as a Contract Value, Settlement Value, or Death Benefit, nor is it used in the calculation of such values.

We determine the Income Base as follows:

INCOME BASE. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

For purposes of computing the Income Base, the withdrawal adjustment is equal to
(1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                 25 PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less an adjustment for withdrawals (see "withdrawal adjustment" on page 25), or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the purchase payment value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.



                                 26 PROSPECTUS

See Appendix D for an example of a withdrawal adjustment.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 12. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described on page 21. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the  Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the    Standard Fixed
  Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the


                                 27 PROSPECTUS
date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 17, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account.The Contract Owner may

                                 28 PROSPECTUS
then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

We reserve the right to offer additional options upon Death of Annuitant.




MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our Home Office address is 100 Motor Parkway, Hauppauge, NY 11788-5107. Our customer service center is located in Vernon Hills, Illinois (mailing address: P.O. Box 94036, Palatine, Illinois, 60094-4036).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on


                                 29 PROSPECTUS
any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual fund portfolios. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.



We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


                                 30 PROSPECTUS

LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 31  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate

New York, and its operations form a part of Allstate New

York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate

New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New

York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable

Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                 32  PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death


                                 33  PROSPECTUS
  rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate New York as a withholding agent must withhold


                                 34  PROSPECTUS

30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount


                                 35  PROSPECTUS
of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 36  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 37  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 38  PROSPECTUS

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------



       Feature
                               Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------
Maximum Age of
 Contract Owner and
 Annuitant on the                 90                      85                       90
 Issue Date
------------------------------------------------------------------------------------------------
Minimum Initial         $ 10,000   ($500
 Purchase Payment       for Qualified                  $10,000                  $10,000
                        Contracts)
------------------------------------------------------------------------------------------------
Fixed Account Options   -Standard Fixed         -Standard Fixed
                        Account Option with      Account Option with
                        1,5,7-year Guarantee     1,5,7-year Guarantee
                        Periods                  Periods
                        -7-to-12 Month Dollar                                     N/A
                        Cost Averaging Option
------------------------------------------------------------------------------------------------
Credit Enhancement               None           4% applied to all                 None
                                                purchase payments
------------------------------------------------------------------------------------------------
Contract Maintenance    $30
 Charge                 per year, full amount
                        on surrender (waived             None                     None
                        in certain cases)
------------------------------------------------------------------------------------------------
Mortality and Expense
 Risk Charge (without           1.25%                   1.60%                    1.65%
 optional benefit)
------------------------------------------------------------------------------------------------
Preferred Withdrawal    Greater of earnings
 Amount                 not previously                    15                      15
 (each Contract Year)   withdrawn, or 15% of    % of purchase payments   % of purchase payments
                        purchase payments
------------------------------------------------------------------------------------------------


                          Year       %      Year       %      Year        %
----------------------------------------------------------------------
Withdrawal Charge           0        7        0        8        0        2
 (measured from number      1        7        1        8        1        1
 of complete years          2        6        2        8       2+        0
 since we received the      3        5        3        7
 purchase payment as a      4        4        4        6
 percentage of purchase     5        3        5        5
 payments withdrawn in      6        2        6        4
 excess of the             7+        0        7        3
 Preferred Withdrawal                        8+        0
 Amount)

-------------------------------------------------------------------------------




                                 39  PROSPECTUS

APPENDIX B- ACCUMULATION UNIT VALUES
PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years
 Beginning January 1
 * and Ending December
 31,                       1999        2000        2001        2002         2003

---------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $   11.115  $   11.695   $   12.573
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $   11.115  $   11.695  $   12.573   $   12.609
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      43,020     406,375     845,334      701,767
 Period
---------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC
GROWTH (1)
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $15.244  $   17.437  $    9.585  $    7.193          N/A
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $17.437  $    9.585  $    7.193  $    6.023          N/A
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      22,952      21,671           0          N/A
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    9.131  $    7.763   $    5.952
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    9.131  $    7.763  $    5.952   $    7.335
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A       9.747      74,854     106,336      116,023
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.932
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A        3,050
 Period
---------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.312  $    4.998   $    3.475
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.312  $    4.998  $    3.475   $    4.530
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      12,302     103,648     320,714      289,322
 Period
---------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.863  $    9.866  $    9.727  $    9.942   $   10.397
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.866  $    9.727  $    9.942  $   10.397   $   12.326
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     308,305     682,479     807,895      801,337
 Period
---------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.049
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       31,952
 Period
---------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.313  $    9.299  $   10.067  $    9.986   $    8.998
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.299  $   10.067  $    9.986  $    8.998   $   10.400
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     302,290     728,546   1,029,617    1,092,943
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.469  $   10.696  $   10.051  $    9.079   $    7.843
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.696  $   10.051  $    9.079  $    7.843   $    9.441
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      78,479     195,894     164,802      184,467
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.887  $   15.665  $   10.868  $    7.537   $    5.776
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.665  $   10.868  $    7.537  $    5.776   $    7.371
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     535,914     919,996     832,662      739,953
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.168  $    9.172  $    9.776  $    9.036   $    7.228
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.172  $    9.776  $    9.036  $    7.228   $    9.093
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   2,024,668   4,112,871   4,508,828    4,324,238
 Period
---------------------------------------------------------------------------------

                                 40 PROSPECTUS

PUTNAM VT GROWTH
OPPORTUNITIES
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.434  $    4.985   $    3.471
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.434  $    4.985  $    3.471   $    4.217
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A     475,734     694,304     582,110      569,378
 Period
---------------------------------------------------------------------------------
PUTNAM VT HEALTH
SCIENCES
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.953  $   10.597  $   14.545  $   11.525   $    9.066
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.597  $   14.545  $   11.525  $    9.066   $   10.599
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     337,301     643,654     627,879      569,163
 Period
---------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.896  $    9.934  $    8.976  $    9.186   $    9.006
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.934  $    8.976  $    9.186  $    9.006       11.253
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     126,432     371,529     422,855      458,048
 Period
---------------------------------------------------------------------------------
PUTNAM VT INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.861  $    9.714  $   10.341  $   10.956   $   11.672
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.714  $   10.341  $   10.956  $   11.672   $   12.036
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     225,137     972,105   1,423,056    1,367,127
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.249  $   14.427  $   12.885  $   10.100   $    8.212
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.427  $   12.885  $   10.100  $    8.212   $   10.422
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     606,589     997,025   1,034,468      938,151
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.839  $   10.968  $   10.976  $    8.582   $    7.308
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.968  $   10.976  $    8.582  $    7.308   $    9.948
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     151,770     252,287     249,047      227,318
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $15.988  $   18.134  $   10.984  $    7.736   $    6.598
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $18.134  $   10.984  $    7.736  $    6.598   $    8.679
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     269,089     314,680     275,443      239,795
 Period
---------------------------------------------------------------------------------
PUTNAM VT INVESTORS
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $11.364  $   12.168  $    9.777  $    7.262   $    5.459
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $12.168  $    9.777  $    7.262  $    5.459   $    6.854
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,433,122   2,411,695   2,343,821     2,165460
 Period
---------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.801
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       20,213
 Period
---------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.208  $   10.231  $   10.693  $   10.956   $   10.948
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.231  $   10.693  $   10.956  $   10.948   $   10.866
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     242,264     949,740     867,456      592,122
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $14.041  $   15.692  $   11.436  $    7.889   $    5.413
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.692  $   11.436  $    7.889  $    5.413   $    7.079
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,214,382   1,776,151   1,646,724    1,506,773
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 8.705  $    8.795  $   10.629  $   10.844   $    9.037
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 8.795  $   10.629  $   10.844  $    9.037   $   11.823
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      83,776     410,557     569,689      545,912
 Period
---------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $18.177  $   19.838  $    9.581  $    5.137   $    3.438
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $19.838  $    9.581  $    5.137  $    3.438   $    4.608
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     354,875     587,865     543,303   $  494,356
 Period
---------------------------------------------------------------------------------
PUTNAM VT RESEARCH
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.894  $   11.598  $   11.226  $    8.997   $    6.912
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $11.598  $   11.226  $    8.997  $    6.912   $    8.554
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     338,253     734,229     819,298      750,331
 Period
---------------------------------------------------------------------------------


                                 41 PROSPECTUS

PUTNAM VT SMALL CAP
VALUE
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.813  $   10.302  $   12.660  $   14.768   $   11.919
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.302  $   12.660  $   14.768  $   11.919   $   17.616
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     115,092     339,513     451,689      447,713
 Period
---------------------------------------------------------------------------------
PUTNAM VT TECHNOLOGY
(1)
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    5.949  $    3.573          N/A
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    5.949  $    3.573  $    2.011          N/A
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A     101,041     243,303           0          N/A
 Period
---------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.047  $    9.987  $   11.590  $    8.890   $    6.664
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.987  $   11.590  $    8.890  $    6.664   $    8.214
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     208,794     480,928     445,516      410,312
 Period
---------------------------------------------------------------------------------
PUTNAM VT VISTA
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.501  $   14.088  $   13.344  $    8.762   $    6.004
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.088  $   13.344  $    8.762  $    6.004   $    7.896
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     468,945     825,771     772,317      740,253
 Period
---------------------------------------------------------------------------------
PUTNAM VT VOYAGER
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.868  $   14.326  $   11.808  $    9.047   $    6.563
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.326  $   11.808  $    9.047  $    6.563   $    8.096
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,766,338   2,686,901   2,589,678    2,445,696
 Period
---------------------------------------------------------------------------------

* THE PUTNAM ALLSTATE ADVISOR CONTRACTS WERE FIRST OFFERED ON DECEMBER 10, 1999. The Variable Sub-Accounts were first offered under the Contracts as of December 10, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.



(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund merged into the Putnam VT International Fund and the Putnam VT Voyager II Fund, respectively. On May 1, 2003, these Funds subsequently changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery Growth Fund. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts and have made corresponding changes to the names of the Variable Sub-Accounts that invest in these funds.





                                 42  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning January 1* and Ending
 December 31,                                        2001      2002       2003
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 11.420   $ 12.234
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 11.420  $ 12.234   $ 12.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,360    21,802     25,598
-------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  4.596        N/A
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  4.596  $  3.837        N/A
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0        N/A
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  7.728   $  5.905
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  7.728  $  5.905   $  7.251
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,555    11,235     14,651
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A       N/A   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period               N/A       N/A   $ 12.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           N/A       N/A          1
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  4.976   $  3.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  4.976  $  3.448   $  4.478
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,305    11,567     17,395
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  9.949   $ 10.367
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  9.949  $ 10.367   $ 12.247
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        20,588    30,146     33,434
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A       N/A   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period               N/A       N/A   $ 12.020
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           N/A       N/A      3,207
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 11.371   $ 10.210
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 11.371  $ 10.210   $ 11.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        73,953    96,476    110,808
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  8.728   $  7.513
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  8.728  $  7.513   $  9.011
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,474    11,632     17,787
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  4.904   $  3.745
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  4.904  $  3.745   $  4.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        34,074    62,415     58,856
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 10.874   $  8.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 10.874  $  8.668   $ 10.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       127,229   250,489    298,612
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  5.013   $  3.478
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  5.013  $  3.478   $  4.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,354     4,228     15,076
-------------------------------------------------------------------------------


                                 43 PROSPECTUS

PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  9.494   $  7.442
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  9.494  $  7.442   $  8.669
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        19,105    23,817     59,314
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  9.121   $  8.910
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  9.121  $  8.910   $ 11.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        39,495    42,690     47,256
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 11.118   $ 11.803
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 11.118  $ 11.803   $ 12.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        44,407   104.990    108,392
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  6.863   $  5.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  6.863  $  5.560   $  7.031
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        22,629   59.,243     67,200
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  8.135   $  6.903
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  8.135  $  6.903   $  9.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,997     7,913     17,798
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  3.968   $  3.372
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  3.968  $  3.372   $  4.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,089     4,233      7,763
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  6.360   $  4.764
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  6.360  $  4.764   $  5.960
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       110,887   170,384    179,822
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A       N/A   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period               N/A       N/A   $ 12.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           N/A       N/A      3,684
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 10.580   $ 10.535
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 10.580  $ 10.535   $ 10.418
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        31,880    28,581     27,785
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  4.676   $  3.197
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  4.676  $  3.197   $  4.166
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       182,839   219,480    239,999
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 13.590   $ 11.286
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.590  $ 11.286   $ 14,712
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,126    21,747     25,989
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  2.189   $  1.460
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  2.189  $  1.460   $  1.950
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,929     2,903     11,772
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  8.244   $  6.310
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  8.244  $  6.310   $  7.782
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,010    50,780     54,286
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 13.942   $ 11.212
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.942  $ 11.212   $ 16,511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,718    10,397     14,419
-------------------------------------------------------------------------------

                                 44 PROSPECTUS

PUTNAM VT TECHNOLOGY (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  3.555        N/A
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  3.555  $  1.995        N/A
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,937         0        N/A
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  9.095   $  6.794
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  9.095  $  6.794   $  8.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,329    11,098     15,181
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  5.560   $  3.796
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  5.560  $  3.796   $  4.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        27,049    25,322     37,201
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $  6.123   $  4.426
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  6.123  $  4.426   $  5.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       110,162   152,956    213,213
-------------------------------------------------------------------------------

* THE PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS WERE FIRST OFFERED ON SEPTEMBER 4, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on September 4, 2001, except for the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.



(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund merged into the Putnam VT International Fund and the Putnam VT Voyager II Fund, respectively. On May 1, 2003, these Funds subsequently changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery Growth Fund. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts and have made corresponding changes to the names of the Variable Sub-Accounts that invest in these funds.





                                 45  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:   ACCUMULATION UNIT VALUE AND
NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning January 1* and Ending
 December 31,                                        2001      2002       2003
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.266   $ 12.062
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.266  $ 12.062   $ 12.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    10,887     55,510
-------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  5.128        N/A
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 5.128  $  4.280        N/A
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0        N/A
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  7.723   $  5.898
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 7.723  $  5.898   $  7.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,802      3,995
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A       N/A   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period               N/A       N/A   $ 12.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           N/A       N/A    100,082
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  4.972   $  3.444
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 4.972  $  3.444   $  4.471
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     1,725     50,408
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.100   $ 10.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.100  $ 10.520   $ 12.421
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     1,358     21,842
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A       N/A   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period               N/A       N/A   $ 12.016
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           N/A       N/A          0
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.752   $  9.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.752  $  9.650   $ 11.108
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    29,429     49,567
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  8.735   $  7.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 8.735  $  7.515   $  9.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    13,496     40,252
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  5.158   $  3.937
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 5.158  $  3.937   $  5.004
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   290,921      1,139
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.983   $  7.954
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.983  $  7.954   $  9.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           681    77,386     96,386
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  4.918   $  3.410
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 4.918  $  3.410   $  4.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0        162
-------------------------------------------------------------------------------

                                 46 PROSPECTUS

PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.643   $  7.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.643  $  7.554   $  8.796
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     2,640      6,646
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.331   $  9.111
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.331  $  9.111   $ 11.339
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0       572     20,975
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.201   $ 11.885
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.201  $ 11.885   $ 12.206
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    10,981     76,197
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  7.154   $  5.792
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 7.154  $  5.792   $  7.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           192   372,355      6,098
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  7.778   $  6.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 7.778  $  6.596   $  8.943
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   154,404        876
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  4.650   $  3.950
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 4.650  $  3.950   $  5.175
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   290,747      1,826
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  6.181   $  4.627
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 6.181  $  4.627   $  5.786
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     1.548      3,730
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A       N/A   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period               N/A       N/A   $ 12.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           N/A       N/A    120,596
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.503   $ 10.452
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.503  $ 10.452   $ 10.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   138,399    394,263
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  4.914   $  3.358
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 4.914  $  3.358   $  4.374
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     6,576      6,576
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 12.179   $ 10.109
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.179  $ 10.109   $ 13.171
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    21,799     18,243
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  3.270   $  2.180
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 3.270  $  2.180   $  2.910
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0       813    804,707
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  7.647   $  5.851
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 7.647  $  5.851   $  7.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,745      3,862
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 13.411   $ 10.780
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.411  $ 10.780   $ 15.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           203     9,354     21,921
-------------------------------------------------------------------------------

                                 47 PROSPECTUS

PUTNAM VT TECHNOLOGY (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  3.552        N/A
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 3.552  $  1.993        N/A
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0        N/A
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  8.562   $  6.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 8.562  $  6.392   $  7.848
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0       106          9
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  5.532   $  3.776
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 5.532  $  3.776   $  4.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0       138    312,317
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  6.272   $  4.532
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 6.272  $  4.532   $  5.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           432    53,710     96,020
-------------------------------------------------------------------------------

* THE PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS WERE FIRST OFFERED ON NOVEMBER 1, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on November 1, 2001, except for the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.



(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund merged into the Putnam VT International Fund and the Putnam VT Voyager II Fund, respectively. On May 1, 2003, these Funds subsequently changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery Growth Fund. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts and have made corresponding changes to the names of the Variable Sub-Accounts that invest in these funds.





                                 48  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                               Beginning Contract                      Contract Value After   Income Benefit Rider
 Date     Type of Occurrence         Value         Transaction Amount       Occurrence            Income Base
-------------------------------------------------------------------------------------------------------------------
1/1/04   Contract Anniversary       $55,000                   -              $55,000                $55,000

-------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal         $60,000             $15,000              $45,000                $41,250

-------------------------------------------------------------------------------------------------------------------





The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.


INCOME BENEFIT RIDER INCOME BASE
-------------------------------------------------------------------------------
Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to                 (b)          $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Base Immediately Prior              (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                     [(a)/(b)]*(c)          $13,750
-------------------------------------------------------------------------------
Adjusted Income Base                                             $41,250
-------------------------------------------------------------------------------



         * Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.






                                 49  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                                                                       Death Benefit Amount
                                                              -----------------------------------------
                                                                Purchase Payment Value
                                                              -----------------------------------------
           Type of    Beginning   Transaction     Contract     Advisor and                  Maximum
 Date    Occurrence    Contract      Amount     Value After     Preferred      Plus       Anniversary
                        Value                    Occurrence                                  Value
-------------------------------------------------------------------------------------------------------
1/1/05   Contract      $55,000         _          $55,000       $50,000       $52,000       $55,000
         Anniversary
-------------------------------------------------------------------------------------------------------
7/1/05   Partial       $60,000      $15,000       $45,000       $37,500       $39,000       $41,250
         Withdrawal
-------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value and the Maximum Anniversary Value are reduced for partial withdrawals by the same proportion as the withdrawal reduced the Contract Value.



                                                                        Advisor and Preferred      Plus
------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)         $15,000            $15,000
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)         $60,000            $60,000
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to                 (c)         $50,000            $52,000
Partial Withdrawal
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $12,500            $13,000
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $37,500            $39,000
------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)         $15,000            $15,000
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)         $60,000            $60,000
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to                 (c)         $55,000            $55,000
Partial Withdrawal
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $13,750            $13,750
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $41,250            $41,250
------------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 50  PROSPECTUS

                THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York           Statement of Additional Information dated May 1, 2004
P.O. Box 94260
Palatine, Illinois 60094-4260
1 (866) 718-9824

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Advisor
o        Allstate Advisor Plus
o        Allstate Advisor Preferred



This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $ 0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $4,211,860.39. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $15,074,572.32. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.








CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.








CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.








GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-----------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2003 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, the related financial statement schedules of Allstate New York, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                THE ALLSTATE VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York   Statement of Additional Information dated May 1, 2004
P.O. Box 94038
Palatine, Illinois 60094-4038
1-800-256-9392

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Variable Annuity - B Share
o        Allstate Variable Annuity - L Share

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for the Contracts. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.


                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. ("Morgan Stanley DW") is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $24,801,167.63, $24,918,665.80 and $1,463.389 for the years 2001, 2002 and
2003, respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.




CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

                  (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

                  (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.


GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-----------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2003 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, the related financial statement schedules of Allstate New York, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.


The Putnam Allstate Advisor Variable Annuity    Statement of Additional Information dated May 1, 2004
Allstate Life Insurance Company of New York
100 Motor Parkway
Hauppauge, New York 11788-5107
1 (800) 390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Putnam Allstate Advisor
o        Putnam Allstate Advisor Plus
o        Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

TABLE OF CONTENTS


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACTS
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
EXPERTS
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.





THE CONTRACTS
--------------------------------------------------------------------------------
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate Distributors"),, a wholly owned subsidiary of Allstate Life Insurance Company, distributes the Contracts. Allstate Distributors is an affiliate of Allstate Life Insurance Company of New York ("Allstate New York"). Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $ 4,211,860.39. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $15,074,572.32. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.


EXPERTS
----------------------------------------------------------------------------
The financial statements of Allstate Life Insurance Company of New York as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2003 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related financial statement schedules of Allstate New York and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I - Summary of Investments - Other Than Investments In Related Parties, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments In Related Parties, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

     ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                                                         YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------
(IN THOUSANDS)                                                                      2003          2002          2001
                                                                                 ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $8,021, $5,868 and $5,494)                 $   68,011    $   93,270    $  104,068
Contract charges                                                                     53,018        50,082        41,241
Net investment income                                                               264,854       232,967       204,467
Realized capital gains and losses                                                    (8,518)      (12,573)        2,158
                                                                                 ----------    ----------    ----------
                                                                                    377,365       363,746       351,934
                                                                                 ----------    ----------    ----------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $5,219, $2,987 and $2,269)      167,221       178,163       185,449
Interest credited to contractholder funds                                           106,020        87,555        73,956
Amortization of deferred policy acquisition costs                                    29,969        23,535         7,187
Operating costs and expenses                                                         36,978        37,339        31,266
                                                                                 ----------    ----------    ----------
                                                                                    340,188       326,592       297,858
LOSS ON DISPOSITION OF OPERATIONS                                                     4,458             -             -
                                                                                 ----------    ----------    ----------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
  CHANGE IN ACCOUNTING PRINCIPLE                                                     32,719        37,154        54,076
Income tax expense                                                                   12,029        12,975        18,517
                                                                                 ----------    ----------    ----------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                    20,690        24,179        35,559
                                                                                 ----------    ----------    ----------
Cumulative effect of change in accounting for derivative financial
  instruments, after-tax                                                                  -             -          (147)
                                                                                 ----------    ----------    ----------
NET INCOME                                                                           20,690        24,179        35,412
                                                                                 ----------    ----------    ----------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                   (30,931)       50,660           753
                                                                                 ----------    ----------    ----------
COMPREHENSIVE (LOSS) INCOME                                                      $  (10,241)   $   74,839    $   36,165
                                                                                 ==========    ==========    ==========


                       See notes to financial statements.



                                       2


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION



                                                                                             DECEMBER 31,
                                                                                      ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                     2003          2002
                                                                                      ------------   ------------

ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $3,935,447 and $3,283,274)   $  4,415,327   $  3,736,416
  Mortgage loans                                                                           385,643        323,142
  Short-term                                                                                22,756        104,200
  Policy loans                                                                              34,107         33,758
                                                                                      ------------   ------------
     Total investments                                                                   4,857,833      4,197,516

Cash                                                                                        10,731         21,686
Deferred policy acquisition costs                                                          187,437        166,925
Accrued investment income                                                                   47,818         42,197
Reinsurance recoverables                                                                     4,584          2,146
Current income taxes receivable                                                              8,170            914
Other assets                                                                                15,004         10,244
Separate Accounts                                                                          665,875        537,204
                                                                                      ------------   ------------
        TOTAL ASSETS                                                                  $  5,797,452   $  4,978,832
                                                                                      ============   ============
LIABILITIES
Reserve for life-contingent contract benefits                                         $  1,683,771   $  1,556,627
Contractholder funds                                                                     2,658,325      2,051,429
Deferred income taxes                                                                       81,657         94,771
Other liabilities and accrued expenses                                                     168,081        188,371
Payable to affiliates, net                                                                   5,061          5,471
Reinsurance payable to parent                                                                1,108          1,144
Separate Accounts                                                                          665,875        537,204
                                                                                      ------------   ------------
        TOTAL LIABILITIES                                                                5,263,878      4,435,017
                                                                                      ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding          2,500          2,500
Additional capital paid-in                                                                  55,787         55,787
Retained income                                                                            336,563        315,873
Accumulated other comprehensive income:
  Unrealized net capital gains and losses                                                  138,724        169,655
                                                                                      ------------   ------------
        Total accumulated other comprehensive income                                       138,724        169,655
                                                                                      ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                         533,574        543,815
                                                                                      ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  5,797,452   $  4,978,832
                                                                                      ============   ============


                       See notes to financial statements.


                                       3


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                    DECEMBER 31,
                                                    -------------------------------------
(IN THOUSANDS)                                         2003          2002         2001
                                                    ----------    ----------   ----------

COMMON STOCK                                        $    2,500    $    2,500   $    2,500
                                                    ----------    ----------   ----------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                              55,787        45,787       45,787
Capital contribution                                         -        10,000            -
                                                    ----------    ----------   ----------
Balance, end of year                                    55,787        55,787       45,787
                                                    ----------    ----------   ----------

RETAINED INCOME
Balance, beginning of year                             315,873       291,694      256,282
Net income                                              20,690        24,179       35,412
                                                    ----------    ----------   ----------
Balance, end of year                                   336,563       315,873      291,694
                                                    ----------    ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             169,655       118,995      118,242
Change in unrealized net capital gains and losses      (30,931)       50,660          753
                                                    ----------    ----------   ----------
Balance, end of year                                   138,724       169,655      118,995
                                                    ----------    ----------   ----------

TOTAL SHAREHOLDER'S EQUITY                          $  533,574    $  543,815   $  458,976
                                                    ==========    ==========   ==========


                       See notes to financial statements.

                                       4


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                                               YEAR ENDED DECEMBER 31,
                                                                                     --------------------------------------------
(IN THOUSANDS)                                                                            2003            2002          2001
                                                                                     ------------    ------------    ------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $     20,690    $     24,179    $     35,412
Adjustments to reconcile net income to net cash provided by operating activities
    Amortization and other non-cash items                                                 (49,547)        (48,233)        (50,375)
    Realized capital gains and losses                                                       8,518          12,573          (2,158)
    Cumulative effect of change in accounting for derivative financial instruments              -               -             147
    Interest credited to contractholder funds                                             106,020          87,555          73,956
    Changes in:
        Life-contingent contract benefits and contractholder funds                         21,200          48,192          67,917
        Deferred policy acquisition costs                                                 (28,937)        (33,316)        (44,007)
        Income taxes                                                                       (3,715)         (4,083)          5,429
        Other operating assets and liabilities                                             (7,459)          4,352         (14,095)
                                                                                     ------------    ------------    ------------
            Net cash provided by operating activities                                      66,770          91,219          72,226
                                                                                     ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                            251,569         242,113         231,977
Investment collections
    Fixed income securities                                                               210,569         215,774          94,121
    Mortgage loans                                                                         24,345          17,012          15,460
Investments purchases
    Fixed income securities                                                            (1,027,047)     (1,039,671)       (650,545)
    Mortgage loans                                                                        (87,889)        (97,076)        (50,200)
Change in short-term investments, net                                                       9,866         (13,972)         10,361
Change in other investments, net                                                              291            (875)              -
Change in policy loans                                                                       (349)           (598)         (1,388)
                                                                                     ------------    ------------    ------------
            Net cash used in investing activities                                        (618,645)       (677,293)       (350,214)
                                                                                     ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                            -          10,000               -
Contractholder fund deposits                                                              728,788         760,116         474,849
Contractholder fund withdrawals                                                          (187,868)       (169,731)       (191,648)
                                                                                     ------------    ------------    ------------
            Net cash provided by financing activities                                     540,920         600,385         283,201
                                                                                     ------------    ------------    ------------

NET (DECREASE) INCREASE IN CASH                                                           (10,955)         14,311           5,213
CASH AT BEGINNING OF YEAR                                                                  21,686           7,375           2,162
                                                                                     ------------    ------------    ------------
CASH AT END OF YEAR                                                                  $     10,731    $     21,686    $      7,375
                                                                                     ============    ============    ============


                       See notes to financial statements.

                                       5


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life
Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America
("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company markets a diversified portfolio of products to meet customers' needs in the areas of financial protection, savings and retirement through a variety of distribution channels. The products include term life; permanent life such as whole life, interest-sensitive life, variable life and single premium life; and fixed annuities such as traditional deferred annuities, market value adjusted annuities, treasury-linked annuities and immediate annuities; variable annuities and accident and health insurance.

     The Company is authorized to sell life insurance and savings products in the state of New York. The Company distributes its products through a variety of distribution channels including Allstate exclusive agencies, financial institutions, broker/dealers and specialized brokers. Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact sales.

      The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may result in an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a


                                       6


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with securities lending activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.
Policy loans are carried at unpaid principal balances.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board
("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133,
"Accounting for Derivative Instruments and Hedging Activities", and SFAS No.
138, "Accounting for Certain Derivative Instruments and Certain Hedging
Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138
(the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of a change in accounting principle on the Statements of Operations and Comprehensive Income for the year ended December
31, 2001.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments and by a re-investment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (See Note 4). Derivatives are accounted for on a fair value basis, and reported as other assets, other liabilities and accrued expenses or contractholder funds as appropriate. The gains and losses pertaining to the change in the fair value and settlements of the financial futures contracts and the re-investment related risk transfer reinsurance agreement are recognized in realized capital gains and losses during the period on a current basis.

SECURITIES LOANED

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and


                                       7


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring business are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses. All other acquisition expenses are charged to operations as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive income. DAC is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, DAC is amortized in proportion to the estimated revenues on such business.
Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years, however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality including guaranteed minimum death and income benefits; contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses.


                                       8


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     DAC amortization for variable annuity and life contracts is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance after fees is approximately
8%, which is consistent with its pricing assumptions. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC. In applying the reversion to the mean process, the Company does not allow the future rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The
Company periodically evaluates the utilization of this process to determine that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of the incidence of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Statements of Financial
Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates reinsurers and amounts recoverable and establishes allowances for uncollectible reinsurance as appropriate.

   The Company has a reinsurance treaty through which it cedes primarily re-investment related risk on its structured settlement annuities to ALIC. The terms of this treaty meet the accounting definition of a derivative under SFAS
No. 133. Accordingly, the treaty is recorded in the Statement of Financial
Position at fair value, and changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains (See Note 4).

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses and are reflected in contract charges. Deposits to the separate accounts are not included in the Statements of Cash Flows.


                                       9


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to purchase private placement securities and commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

ADOPTED ACCOUNTING STANDARDS

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133. While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's
Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01, which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. Recently, the Company implemented new actuarial models that permitted determination of the estimated impact on the Statements of Operations and Comprehensive Income. Based on the Company's application of the estimation methodologies set forth in the SOP, the estimated after-tax impact of adopting the SOP on the Statements of Operations and Comprehensive Income, including the related impact on deferred acquisition costs is in the range of $3 million to $10 million as of January 1, 2004, based on market conditions at December 31, 2003.


                                       10


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 6).

3. DISPOSITIONS

     The Company announced its intention to exit the direct response distribution business. Based on its decision to sell the business, the Company recorded an estimated loss on the disposition of $4.5 million ($2.9 million, after-tax). An agreement was entered with American Health and Life Insurance
Company and Triton Insurance Company, subsidiaries of Citigroup Inc., to dispose of a portion of the direct response business. If approved by the state insurance departments, the transaction will be effective January 1, 2004.

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $37.2 million, $34.9 million and $26.6 million in 2003, 2002 and 2001, respectively. A portion of these expenses relates to the acquisition of business and are deferred and amortized over the contract period.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $19.2 million, $23.8 million and $23.7 million of structured settlement annuities, a type of immediate annuity, in 2003, 2002 and 2001, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $3.9 million, $7.5 million and $4.9 million relate to structured settlement annuities with life contingencies and are included in premium income in 2003, 2002 and 2001, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Settlement Corporation ("ASC") (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with


                                       11


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $1.45 billion and $1.43 billion at December 31, 2003 and 2002, respectively.

BROKER/DEALER AGREEMENT

     The Company received underwriting and distribution services from Allstate
Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million and $10.5 million of commission expenses and other distribution expenses payable to ADLLC during 2002 and 2001, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provided to ADLLC, for which the Company earned administration fees of $83 thousand and $127 thousand for the years ended
December 31, 2002 and 2001, respectively. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand and $855 thousand for the years ended
December 31, 2002 and 2001, respectively.

     During 2003, the Company entered into a service agreement with ADLLC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $4.8 million for the year ended December 31, 2003.

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense of $455 thousand, $891 thousand and $672 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.
Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 10).

     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $2.6 million and $2.4 million for the years ended December 31, 2003 and 2002, respectively, that is included in realized capital gains and losses. At December 31, 2003, the carrying value of the structured settlement reinsurance treaty was $225 thousand, which is recorded in other assets. At December 31, 2002, the carrying value of the structured settlement reinsurance treaty was $(209) thousand, which is recorded in other liabilities and accrued expenses.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (See Note 12).


                                       12


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities, totaled $5.4 million for 2002. There were no exchanges or modifications in 2003 or 2001.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Statements of Cash Flows for the years ended
December 31 are as follows:



(IN THOUSANDS)                            2003           2002           2001
                                      -----------    -----------    -----------

Purchases                             $   261,872    $   195,474    $   263,198
Sales                                    (215,425)      (207,375)      (221,205)
Net change in short-term investments      (72,799)        31,112          6,000
                                      -----------    -----------    -----------
  Net (sales) purchases               $   (26,352)   $    19,211    $    47,993
                                      ===========    ===========    ===========


6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                          GROSS UNREALIZED
                                         AMORTIZED    -----------------------        FAIR
(IN THOUSANDS)                             COST         GAINS        LOSSES          VALUE
                                       ------------   ----------   ----------    ------------

AT DECEMBER 31, 2003
U.S. government and agencies           $    488,037   $  166,876   $   (1,341)   $    653,572
Municipal                                   206,364        7,137       (1,121)        212,380
Corporate                                 2,403,694      248,983      (14,018)      2,638,659
Foreign government                          200,682       54,100            -         254,782
Mortgage-backed securities                  593,228       19,144       (2,436)        609,936
Asset-backed securities                      43,442        2,593          (37)         45,998
                                       ------------   ----------   ----------    ------------
  Total fixed income securities        $  3,935,447   $  498,833   $  (18,953)   $  4,415,327
                                       ============   ==========   ==========    ============

AT DECEMBER 31, 2002
U.S. government and agencies           $    431,768   $  176,323   $        -    $    608,091
Municipal                                   119,041        7,135          (20)        126,156
Corporate                                 1,894,805      208,475      (25,384)      2,077,896
Foreign government                          187,833       54,381            -         242,214
Mortgage-backed securities                  594,087       30,185       (1,010)        623,262
Asset-backed securities                      55,740        3,058           (1)         58,797
                                       ------------   ----------   ----------    ------------
  Total fixed income securities        $  3,283,274   $  479,557   $  (26,415)   $  3,736,416
                                       ============   ==========   ==========    ============


SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December
31, 2003:



                                            AMORTIZED        FAIR
(IN THOUSANDS)                                 COST          VALUE
                                           ------------   ------------

Due in one year or less                    $     92,588   $     94,928
Due after one year through five years           345,707        376,721
Due after five years through ten years        1,151,350      1,232,690
Due after ten years                           1,709,132      2,055,054
                                           ------------   ------------
                                              3,298,777      3,759,393
Mortgage- and asset-backed securities           636,670        655,934
                                           ------------   ------------
  Total                                    $  3,935,447   $  4,415,327
                                           ============   ============



                                       13


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:



(IN THOUSANDS)                                         2003          2002          2001
                                                   -----------   -----------   -----------

Fixed income securities                            $   243,684   $   214,920   $   189,793
Mortgage loans                                          24,026        20,336        16,677
Other                                                    3,592         4,501         6,762
                                                   -----------   -----------   -----------
  Investment income, before expense                    271,302       239,757       213,232
  Investment expense                                     6,448         6,790         8,765
                                                   -----------   -----------   -----------
    Net investment income                          $   264,854   $   232,967   $   204,467
                                                   ===========   ===========   ===========


REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                         2003          2002          2001
                                                   -----------   -----------   -----------

Fixed income securities                            $    (8,156)  $   (11,886)  $     1,514
Mortgage loans                                          (1,113)          419           166
Other                                                      751        (1,106)          478
                                                   -----------   -----------   -----------
  Realized capital gains and losses, pre-tax            (8,518)      (12,573)        2,158
  Income tax benefit (expense)                           3,278         4,545          (764)
                                                   -----------   -----------   -----------
  Realized capital gains and losses, after-tax     $    (5,240)  $    (8,028)  $     1,394
                                                   ===========   ===========   ===========


     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                         2003          2002          2001
                                                   -----------   -----------   -----------

Investment write-downs                             $    (7,682)  $   (15,760)  $    (1,371)
Sales                                                   (1,587)        4,292         3,529
Valuation of derivative instruments                     (2,140)       (2,605)            -
Settlement of derivative instruments                     2,891         1,500             -
                                                   -----------   -----------   -----------
  Realized capital gains and losses, pre-tax            (8,518)      (12,573)        2,158
  Income tax benefit (expense)                           3,278         4,545          (764)
                                                   -----------   -----------   -----------
  Realized capital gains and losses, after-tax     $    (5,240)  $    (8,028)  $     1,394
                                                   ===========   ===========   ===========


     Excluding the effects of calls and prepayments, gross gains of $4.0 million, $3.0 million and $5.7 million and gross losses of $6.9 million, $7.8 million and $4.5 million were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.


                                       14


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:



                                                                         GROSS UNREALIZED
                                                          FAIR       -----------------------    UNREALIZED
(IN THOUSANDS)                                           VALUE          GAINS       LOSSES       NET GAINS
                                                      ------------   ----------   ----------   ------------

Fixed income securities                               $  4,415,327   $  498,833   $  (18,953)  $    479,880
Deferred income taxes, deferred policy acquisition
  costs and other                                                                                  (341,156)
                                                                                               ------------
Unrealized net capital gains and losses                                                        $    138,724
                                                                                               ============


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:



(IN THOUSANDS)                                                          2003         2002          2001
                                                                     ----------   ----------   ------------

Fixed income securities                                              $   26,738   $  236,946   $        151
Deferred income taxes, deferred policy acquisition costs and other      (57,669)    (186,286)           602
                                                                     ----------   ----------   ------------
(Decrease) increase in unrealized net capital gains and losses       $  (30,931)  $   50,660   $        753
                                                                     ==========   ==========   ============


     The change in the deferred income taxes, deferred policy acquisition costs and other is primarily due to increases of $42.8 million and $88.4 million and a decrease of $8.5 million in the premium deficiency reserve for certain immediate annuities with life contingencies at December 31, 2003, 2002 and 2001, respectively.

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     At December 31, 2003, the Company has unrealized losses of $19.0 million which relate to 133 holdings of fixed income securities with a fair value of $594.0 million, $16.2 million of which have been in an unrealized loss position for a period less than twelve months. Substantially all of these unrealized losses relate to investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's equivalent rating of Aaa, Aa, A or
Baa; a Standard & Poor's equivalent rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. The remaining unrealized losses of $2.8 million relate to securities that have been in an unrealized loss position for a period of twelve months or more and are below investment grade. Approximately $1.0 million relates to unrealized loss positions that represented less than 20% of amortized cost. Also, $2.2 million relates to airline industry issues which were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as cash flows from operations or collateral. As of December
31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2003 or 2002.


                                       15


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used.
For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $134 thousand on impaired loans during 2003 and $0 on impaired loans during both 2002 and 2001. The average balance of impaired loans was $3.9 million, $0, and $0 during 2003, 2002 and 2001, respectively.

     There were no valuation allowances for mortgage loans at December 31, 2003 and 2002. For the years ended December 31, 2003, 2002 and 2001, net reductions to mortgage loan valuation allowances were $0, $0 and $119 thousand, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5.0% of the portfolio at December 31, 2003.



(% of municipal bond portfolio carrying value)         2003      2002
                                                      ------    ------

     California                                         34.8%     21.0%
     Texas                                              13.4      20.3
     Oregon                                              8.2         -
     Pennsylvania                                        7.0      11.7
     Delaware                                            6.8       8.9
     Arizona                                             6.4         -
     Ohio                                                5.8      10.0


     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2003.



(% of commercial mortgage portfolio carrying value)    2003      2002
                                                      ------    ------

     California                                         21.8%     20.8%
     Illinois                                           15.6      17.7
     New Jersey                                         14.2      14.4
     New York                                           12.3      18.3
     Pennsylvania                                       11.3      12.5


     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:



(% of commercial mortgage portfolio carrying value)    2003      2002
                                                      ------    ------

     Office buildings                                   24.5%     23.3%
     Retail                                             27.4      28.2
     Warehouse                                          21.3      17.7
     Apartment complex                                  18.4      19.8
     Industrial                                          2.4       2.9
     Other                                               6.0       8.1
                                                      ------    ------
                                                       100.0%    100.0%
                                                      ======    ======



                                       16


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2003 for loans that were not in foreclosure are as follows:



                        NUMBER OF    CARRYING
($ IN THOUSANDS)          LOANS       VALUE       PERCENT
                        ---------   -----------   -------

         2004               1       $       798       0.2%
         2005               2             6,084       1.6
         2006               4            23,688       6.1
         2007               5            15,065       3.9
         2008               4            21,081       5.5
         Thereafter        83           318,927      82.7
                        ---------   -----------   -------
                Total      99       $   385,643     100.0%
                        =========   ===========   =======


     In 2003, no commercial mortgage loans were contractually due. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $181.2 million and $173.6 million at December 31, 2003 and 2002, respectively.

     At December 31, 2003, the carrying value of investments that were non-income producing during 2003 was $276 thousand.

     At December 31, 2003, fixed income securities with a carrying value of $2.6 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, mostly large brokerage firms. At December 31, 2003 and 2002, fixed income securities with a carrying value of $134.5 million and $160.0 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $324 thousand, $370 thousand and $572 thousand, for the years ending December 31, 2003, 2002 and 2001, respectively.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables) and liabilities
(including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS



                                DECEMBER 31, 2003               DECEMBER 31, 2002
                          -----------------------------   -----------------------------
                            CARRYING          FAIR          CARRYING          FAIR
(IN THOUSANDS)                VALUE           VALUE           VALUE           VALUE
                          -------------   -------------   -------------   -------------

Fixed income securities   $   4,415,327       4,415,327   $   3,736,416   $   3,736,416
Mortgage loans                  385,643         412,554         323,142         355,578
Short-term investments           22,756          22,756         104,200         104,200
Policy loans                     34,107          34,107          33,758          33,758
Separate accounts               665,875         665,875         537,204         537,204



                                       17


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral.
Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES



                                                      DECEMBER 31, 2003               DECEMBER 31, 2002
                                                -----------------------------   -----------------------------
                                                  CARRYING          FAIR          CARRYING          FAIR
(IN THOUSANDS)                                      VALUE           VALUE           VALUE           VALUE
                                                -------------   -------------   -------------   -------------

Contractholder funds on investment contracts    $   2,351,896   $   2,334,800   $   1,778,022   $   1,770,853
Separate accounts                                     665,875         665,875         537,204         537,204


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not buy, sell or hold these instruments for trading purposes.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments:



                                                             CARRYING       CARRYING
                                     NOTIONAL     FAIR        VALUE           VALUE
(IN THOUSANDS)                        AMOUNT     VALUE      ASSETS (1)   (LIABILITIES)(1)
                                    ---------   --------    ----------   ----------------

AT DECEMBER 31, 2003
Financial futures contracts         $     700   $     (1)   $        -   $             (1)
Structured settlement annuity
 reinsurance agreement                      -        225           225                  -

AT DECEMBER 31, 2002
Financial futures contracts         $   6,000   $    (26)   $        -   $            (26)
Structured settlement annuity
 reinsurance agreement                      -       (209)            -               (209)


     (1) Carrying value includes the effects of legally enforceable master netting agreements, if any. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.


                                       18


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of the re-investment related risk transfer reinsurance agreement is based on a valuation model that uses independent third party data as inputs.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:



                                                           2003                       2002
                                                -------------------------   ------------------------
                                                CONTRACTUAL                 CONTRACTUAL
(IN THOUSANDS)                                     AMOUNT      FAIR VALUE      AMOUNT     FAIR VALUE
                                                ------------   ----------   -----------   ----------

Commitments to extend mortgage loans            $      3,000   $       30   $    11,500   $      115
Private placement commitments                              -            -         2,500            -


     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:



(IN THOUSANDS)                                                2003            2002
                                                         --------------   --------------

Immediate annuities:
  Structured settlement annuities                        $    1,586,610   $    1,471,278
  Other immediate annuities                                       5,688            5,334
Traditional life                                                 87,533           77,504
Other                                                             3,940            2,511
                                                         --------------   --------------
  Total reserve for life-contingent contract benefits    $    1,683,771   $    1,556,627
                                                         ==============   ==============


                                       19


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



     PRODUCT                       MORTALITY               INTEREST RATE           ESTIMATION METHOD

Structured settlement   U.S. population with projected   Interest rate        Present value of
annuities               calendar year improvements;      assumptions range    contractually specified
                        age setbacks for impaired        from 5.5% to 9.5%    future benefits
                        lives grading to standard

Other immediate         1983 group annuity mortality     Interest rate        Present value of expected
annuities               table                            assumptions range    future benefits based on
                                                         from 2.6% to 11.5%   historical experience

Traditional life        Actual company experience plus   Interest rate        Net level premium reserve
                        loading                          assumptions range    method using the Company's
                                                         from 4.0% to 8.0%    withdrawal experience rates

Other                   Actual company experience plus                        Unearned premium; additional
                        loading                                               contract reserves for
                                                                              traditional life



     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $215.4 million and $149.5 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2003 and 2002, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:



(IN THOUSANDS)                                        2003             2002
                                                 --------------   --------------

Interest-sensitive life                          $      309,076   $      275,360
Investment contracts:
  Fixed annuities                                     1,861,456        1,327,667
  Immediate annuities                                   487,793          448,402
                                                 --------------   --------------
    Total contractholder funds                   $    2,658,325   $    2,051,429
                                                 ==============   ==============


     The following table highlights the key contract provisions relating to contractholder funds:



     PRODUCT                    INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES

Interest-sensitive      Interest rates credited range    Either a percentage of account balance or
life                    from 4.7% to 6.0%                dollar amount grading off generally over 20
                                                         years

Immediate and fixed Interest rates credited range Either a declining or a level percentage annuities from 1.3% to 9.8% for charge generally over nine years or less.
                        immediate annuities and 3.0%     Additionally, approximately 0.6% of fixed
                        to 6.0% for fixed annuities      annuities are subject to a market value
                                                         adjustment for discretionary withdrawals



                                       20


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Contractholder funds activity for the years ended December 31 is as follows:



(IN THOUSANDS)                                                   2003               2002
                                                            ---------------   -----------------

CONTRACTHOLDER FUNDS, BEGINNING BALANCE                     $     2,051,429   $       1,438,640
Deposits                                                            728,788             760,116
Interest credited                                                   106,020              87,555
Benefits and withdrawals                                           (174,205)           (160,214)
Contract charges                                                    (40,554)            (33,892)
Net transfers to separate accounts                                  (16,944)            (37,252)
Other adjustments                                                     3,791              (3,524)
                                                            ----------------  ------------------
CONTRACTHOLDER FUNDS, ENDING BALANCE                        $     2,658,325   $       2,051,429
                                                            ================  ==================


9. REINSURANCE

     The Company reinsures certain of its risks to other insurers under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     Beginning in 2002, the Company cedes 80% of the mortality risk on certain term life policies to a pool of nine unaffiliated reinsurers. Mortality risk on policies in excess of $250 thousand per life are ceded to ALIC. As of December
31, 2003, $5.15 billion of life insurance in force was ceded to other companies.
Total amounts recoverable from unaffiliated reinsurers at December 31, 2003 and 2002 were $3.3 million and $1.6 million, respectively. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. See Note 3 for discussion of reinsurance agreements with ALIC. The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



(IN THOUSANDS)                                                        2003             2002            2001
                                                                 --------------   --------------   -------------

PREMIUMS AND CONTRACT CHARGES
Direct                                                           $      128,713   $      148,749   $     150,163
Assumed - non-affiliate                                                     337              471             640
Ceded
  Affiliate                                                              (4,530)          (4,656)         (4,617)
  Non-affiliate                                                          (3,491)          (1,212)           (877)
                                                                 --------------   --------------   -------------
    Premiums and contract charges, net of reinsurance            $      121,029   $      143,352   $     145,309
                                                                 ==============   ==============   =============


     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:



(IN THOUSANDS)                                                        2003             2002            2001
                                                                 --------------   --------------   -------------

CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                           $      278,321   $      268,620   $     261,504
Assumed - non-affiliate                                                     139               85             170
Ceded
  Affiliate                                                              (1,590)            (901)           (945)
  Non-affiliate                                                          (3,629)          (2,086)         (1,324)
                                                                 --------------   --------------   -------------
    Contract benefits and interest credited to contractholder
       funds, net of reinsurance                                 $      273,241   $      265,718   $     259,405
                                                                 ==============   ==============   =============


     Included in reinsurance recoverables at December 31, 2003 and 2002 are the amounts due from ALIC of $1.3 million and $588 thousand, respectively. The table above excludes $2.6 million and $2.4 million of


                                       21


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

premiums ceded to ALIC during 2003 and 2002 under the terms of the structured settlement annuity reinsurance treaty (See Note 4).

10. DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:



(IN THOUSANDS)                                         2003            2002            2001
                                                   -------------   -------------   ------------

Balance, beginning of year                         $     166,925         156,615   $    124,601
  Acquisition costs deferred                              58,905          56,852         51,194
  Amortization charged to income                         (29,969)        (23,535)        (7,187)
  Effect of unrealized gains and losses                   (8,424)        (23,007)       (11,993)
                                                   -------------   -------------   ------------
Balance, end of year                               $     187,437         166,925   $    156,615
                                                   =============   =============   ============


     Amortization charged to income includes $1.7 million, ($1.0 million) and $2.0 million in 2003, 2002 and 2001, respectively, due to realized capital gains and losses.

11. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATIONS

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for


                                       22


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return.
Effectively, this results in the Company's annual income tax provision being computed as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:



(IN THOUSANDS)                                           2003             2002
                                                     -------------    ------------

DEFERRED ASSETS
Life and annuity reserves                            $      56,408    $     48,386
Discontinued operations                                      1,902             345
Premium installment receivable                               2,328           1,955
Other assets                                                 2,659           1,174
                                                     -------------    ------------
  Total deferred assets                                     63,297          51,860
                                                     -------------    ------------
DEFERRED LIABILITIES
Deferred policy acquisition costs                          (60,439)        (53,156)
Unrealized net capital gains                               (74,698)        (91,353)
Difference in tax bases of investments                      (8,801)         (1,348)
Prepaid commission expense                                    (699)           (504)
Other liabilities                                             (317)           (270)
                                                     -------------    ------------
  Total deferred liabilities                              (144,954)       (146,631)
                                                     -------------    ------------
  Net deferred liability                             $     (81,657)   $    (94,771)
                                                     =============    ============



                                       23


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:



(IN THOUSANDS)                                        2003          2002          2001
                                                   -----------   -----------   -----------

Current                                            $     8,488   $    10,095   $     7,412
Deferred                                                 3,541         2,880        11,105
                                                   -----------   -----------   -----------
  Total income tax expense                         $    12,029   $    12,975   $    18,517
                                                   ===========   ===========   ===========


     The Company paid income taxes of $15.7 million, $17.1 million and $13.1 million in 2003, 2002 and 2001, respectively. The Company had a current income tax receivable of $8.2 million and $914 thousand at December 31, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:



                                                      2003          2002          2001
                                                   -----------   -----------   -----------

Statutory federal income tax rate                         35.0%         35.0%         35.0%
State income tax expense                                   4.0           1.2           0.4
Other                                                     (2.2)         (1.3)         (1.2)
                                                   -----------   -----------   -----------
Effective income tax rate                                 36.8%         34.9%         34.2%
                                                   ===========   ===========   ===========


     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2003, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                              NET INCOME                     SHAREHOLDER'S EQUITY
                                               ---------------------------------------   ----------------------------
(IN THOUSANDS)                                    2003         2002           2001           2003           2002
                                               ----------   -----------   ------------   ------------   -------------

Balance per GAAP                                $  20,690   $    24,179   $     35,412   $    533,574   $     543,815
Unrealized gain/loss on fixed income securities         -             -              -       (479,880)       (453,142)
Deferred policy acquisition costs                 (28,936)      (33,259)       (44,026)      (187,437)       (166,925)
Deferred income taxes                               3,541         2,880         11,105         87,674         131,616
Employee benefits                                   1,637           509           (372)         1,838             184
Reserves and non-admitted assets                   36,941         8,100          8,971        306,818         205,935
Separate Accounts                                       -             -              -          7,901           4,515
Other                                               2,906        (1,232)          (255)        24,155           4,421
                                               ----------   -----------   ------------   ------------   -------------
Balance per statutory accounting practices      $  36,779   $     1,177   $     10,835   $    294,643   $     270,419
                                               ==========   ===========   ============   ============   =============


     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The
State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of New York insurance superintendent.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to


                                       24


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

unassigned funds (surplus) in the period of the change in accounting principle.
The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York adopted
Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, for statutory-basis financial statements filed as of December 31, 2002 and thereafter. The Company reported an increase to surplus of $11.4 million effective December 31, 2002 to reflect the adoption of SSAP No. 10 by the State of New York as a result of recognizing a net deferred tax asset.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in conformity with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2004 without prior approval of the New York State Insurance Department is $29.2 million. In the twelve-month period beginning January 1, 2003, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.

14. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $1.4 million and $518 thousand for the pension plans in 2003 and 2002, respectively. The allocated benefit to the Company included in net income was $87 thousand for the pension plans in 2001.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $431 thousand, $439 thousand and $304 thousand for postretirement benefits other than pension plans in 2003, 2002 and 2001, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $1.1 million, $1.3 million and $374 thousand in 2003, 2002 and 2001, respectively.


                                       25


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

15. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:



(IN THOUSANDS)                                                        2003
                                                  ------------------------------------------------
                                                                                         After-
UNREALIZED CAPITAL GAINS AND LOSSES:                  Pretax             Tax               tax
                                                  -------------    ---------------    ------------

  Unrealized holding (losses) gains arising
    during the period                             $     (53,362)   $        18,677    $    (34,685)
  Less: reclassification adjustments                     (5,776)             2,022          (3,754)
                                                  -------------    ---------------    ------------
  Unrealized net capital gains and losses               (47,586)            16,655         (30,931)
                                                  -------------    ---------------    ------------

  Other comprehensive (loss) income               $     (47,586)   $        16,655    $    (30,931)
                                                  =============    ===============    ============


                                                                            2002
                                                  ------------------------------------------------
                                                                                         After-
UNREALIZED CAPITAL GAINS AND LOSSES:                  Pretax             Tax               tax
                                                  -------------    ---------------    ------------

  Unrealized holding gains arising during the
    period                                        $      66,740    $      (23,359)    $     43,381
  Less: reclassification adjustments                    (11,200)            3,921           (7,279)
                                                  -------------    ---------------    ------------
  Unrealized net capital gains and losses                77,940           (27,280)          50,660
                                                  -------------    ---------------    ------------

  Other comprehensive income                      $      77,940    $      (27,280)    $     50,660
                                                  =============    ===============    ============


                                                                            2001
                                                  ------------------------------------------------
UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                              After-
  LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:         Pretax             Tax               tax
                                                  -------------    ---------------    ------------

  Unrealized holding gains arising during the
    period                                        $       1,457    $          (510)   $        947
  Less: reclassification adjustments                        299               (105)            194
                                                  -------------    ---------------    ------------
  Unrealized net capital gains and losses                 1,158               (405)            753
                                                  -------------    ---------------    ------------
  Net losses on derivative financial instruments
    arising during the period                               (51)                18             (33)
  Less: reclassification adjustments for
    derivative financial instruments                        (51)                18             (33)
                                                  -------------    ---------------    ------------
  Net losses on derivative financial instruments              -                  -               -
                                                  -------------    ---------------    ------------

  Other comprehensive income                      $       1,158    $          (405)   $        753
                                                  =============    ===============    ============




                                       26


                               -------------------------------------------------
                               ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                               AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                               AND DECEMBER 31, 2002, AND INDEPENDENT
                               AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 31, 2004

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                                                                   AIM V. I.
                                        Aggressive          AIM V. I.          AIM V. I.          AIM V. I.           Capital
                                          Growth            Balanced          Basic Value         Blue Chip        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,492,337  $       8,305,230  $       3,097,920  $       6,731,463  $       9,266,604
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,492,337  $       8,305,230  $       3,097,920  $       6,731,463  $       9,266,604
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,492,337  $       8,296,985  $       3,097,920  $       6,725,255  $       9,264,529
Contracts in payout (annuitization)
  period                                             -              8,245                  -              6,208              2,075
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,492,337  $       8,305,230  $       3,097,920  $       6,731,463  $       9,266,604
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            329,777            831,354            290,612          1,024,576            435,461
                                     =================  =================  =================  =================  =================
   Cost of investments               $       4,326,997  $       9,041,666  $       2,702,772  $       7,921,177  $      11,213,054
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.65  $            7.99  $           10.42  $            6.05  $            5.52
                                     =================  =================  =================  =================  =================
   Highest                           $            9.86  $           10.17  $           11.41  $            9.08  $           13.49
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                             AIM V. I.          AIM V. I.          AIM V. I.
                                          Capital           AIM V. I.            Dent            Diversified          Global
                                        Development        Core Equity       Demographics          Income            Utilities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,034,862  $      12,745,017  $       1,599,496  $       4,154,437  $       1,531,223
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,034,862  $      12,745,017  $       1,599,496  $       4,154,437  $       1,531,223
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,031,635  $      12,707,057  $       1,599,496  $       4,140,892  $       1,531,223
Contracts in payout (annuitization)
  period                                         3,227             37,960                  -             13,545                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,034,862  $      12,745,017  $       1,599,496  $       4,154,437  $       1,531,223
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             81,421            608,645            307,005            471,025            137,206
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,010,281  $      14,312,904  $       2,254,173  $       4,533,435  $       2,316,464
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.84  $            6.38  $            4.79  $           10.68  $            6.21
                                     =================  =================  =================  =================  =================
   Highest                           $           11.76  $           15.77  $            9.18  $           12.80  $           12.04
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                                                AIM V. I.          AIM V. I.
                                        Government          AIM V. I.       AIM V. I. High      International         Mid Cap
                                        Securities            Growth            Yield              Growth           Core Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       8,354,301  $       5,989,282  $       2,038,053  $       4,571,553  $       1,106,100
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       8,354,301  $       5,989,282  $       2,038,053  $       4,571,553  $       1,106,100
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       8,354,301  $       5,961,993  $       2,038,053  $       4,571,553  $       1,106,100
Contracts in payout (annuitization)
  period                                             -             27,289                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       8,354,301  $       5,989,282  $       2,038,053  $       4,571,553  $       1,106,100
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            683,099            403,863            341,382            285,010             91,716
                                     =================  =================  =================  =================  =================
   Cost of investments               $       8,154,412  $       9,242,015  $       1,961,774  $       5,370,679  $         973,279
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.57  $            4.79  $            8.72  $            6.48  $           11.35
                                     =================  =================  =================  =================  =================
   Highest                           $           13.71  $           11.35  $           11.59  $           12.67  $           12.58
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     AIM Variable Insurance
                                            AIM Variable Insurance Funds Sub-Accounts             Funds Series II Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                                                                                 AIM V. I.
                                         AIM V. I.         AIM V. I.          AIM V. I.          Aggressive          AIM V. I.
                                       Money Market      New Technology     Premier Equity       Growth II          Balanced II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,176,401  $       1,282,424  $      17,666,332  $          28,947  $         604,187
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,176,401  $       1,282,424  $      17,666,332  $          28,947  $         604,187
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,176,401  $       1,282,424  $      17,641,170  $          28,947  $         604,187
Contracts in payout (annuitization)
  period                                             -                  -             25,162                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,176,401  $       1,282,424  $      17,666,332  $          28,947  $         604,187
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          3,176,401            364,325            873,274              2,744             60,722
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,176,401  $       3,215,957  $      22,873,395  $          22,774  $         572,003
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.83  $            8.47  $            6.36  $            9.96  $            9.42
                                     =================  =================  =================  =================  =================
   Highest                           $           12.09  $            8.61  $           13.88  $           10.04  $            9.50
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                               AIM V. I.         AIM V. I.
                                        AIM V. I.          AIM V. I.            Capital           Capital           AIM V. I.
                                      Basic Value II      Blue Chip II      Appreciation II    Development II     Core Equity II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            104,856             53,462             20,072                373              5,034
                                     =================  =================  =================  =================  =================
   Cost of investments               $         998,555  $         309,457  $         400,186  $           3,340  $          93,472
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.00  $            9.42  $            9.42  $           10.23  $           10.10
                                     =================  =================  =================  =================  =================
   Highest                           $           12.92  $            9.51  $           12.27  $           10.28  $           10.18
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.           AIM V. I.        AIM V. I.          AIM V. I.
                                           Dent            Diversified          Global           Government          AIM V. I.
                                      Demographics II       Income II        Utilities II       Securities II        Growth II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             14,828             22,027              7,627            344,969              6,144
                                     =================  =================  =================  =================  =================
   Cost of investments               $          68,113  $         197,630  $          76,599  $       4,246,495  $          76,629
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.99  $           10.69  $            9.16  $           10.64  $            8.70
                                     =================  =================  =================  =================  =================
   Highest                           $            9.06  $           10.78  $            9.23  $           10.74  $            8.78
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            AIM V. I.         AIM V. I.
                                         AIM V. I.        International      Mid Cap Core         AIM V. I.        AIM V. I. New
                                       High Yield II        Growth II         Equity II        Money Market II     Technology II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            106,940              6,447              8,202            563,025              4,164
                                     =================  =================  =================  =================  =================
   Cost of investments               $         643,453  $          89,709  $          88,110  $         563,025  $          10,783
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           11.64  $           10.45  $           10.90  $            9.78  $            8.87
                                     =================  =================  =================  =================  =================
   Highest                           $           11.74  $           10.54  $           10.99  $            9.86  $            8.94
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable
                                         Insurance
                                      Funds Series II
                                        Sub-Accounts            AllianceBernstein Variable Product Series Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                                                               Alliance-
                                         AIM V. I.          Alliance-          Bernstein         Alliance-           Alliance-
                                          Premier           Bernstein           Growth           Bernstein        Bernstein Small
                                         Equity II           Growth            & Income        Premier Growth        Cap Value
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                              9,584             15,437             51,983              3,356             77,150
                                     =================  =================  =================  =================  =================
   Cost of investments               $         172,030  $         234,640  $       1,051,374  $          67,891  $       1,036,126
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.38  $           12.43  $           12.26  $           11.46  $           13.59
                                     =================  =================  =================  =================  =================
   Highest                           $           11.77  $           12.48  $           12.31  $           11.51  $           13.64
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Dreyfus Socially
                                                                              Responsible      Dreyfus Stock     Dreyfus Variable
                                           Delaware Group Premium          Growth Fund, Inc.     Index Fund       Investment Fund
                                           Fund, Inc. Sub-Accounts           Sub-Account         Sub-Account        Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                         Delaware                          Dreyfus Socially
                                       VIP GP Small         Delaware         Responsible        Dreyfus Stock      VIF Capital
                                         Cap Value        VIP GP Trend       Growth Fund         Index Fund        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            102,812             33,760             10,865            196,384             24,755
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,979,625  $         753,106  $         301,362  $       5,182,615  $         820,362
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           16.73  $            8.17  $            6.17  $            7.93  $            8.75
                                     =================  =================  =================  =================  =================
   Highest                           $           16.73  $            8.17  $            6.17  $            7.93  $            8.75
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable
                                      Investment Fund
                                        Sub-Accounts              Fidelity Variable Insurance Products Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                         VIF Money                            VIP Equity-                           VIP Growth
                                          Market         VIP Contrafund         Income           VIP Growth        Opportunities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          3,965,968            119,422            197,316            117,217             32,838
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,965,968  $       2,375,813  $       4,014,131  $       3,489,816  $         458,158
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.96  $            9.24  $           10.71  $            6.28  $            7.82
                                     =================  =================  =================  =================  =================
   Highest                           $            9.96  $            9.79  $           10.71  $            6.91  $            7.82
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Franklin Templeton
                                                                                                                Variable Insurance
                                                                                                                  Products Trust
                                             Fidelity Variable Insurance Products Fund Sub-Accounts                 Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                  Franklin Growth
                                         VIP High              VIP          VIP Investment                          and Income
                                          Income            Index 500         Grade Bond        VIP Overseas        Securities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             85,669             16,207            187,928             65,136            134,186
                                     =================  =================  =================  =================  =================
   Cost of investments               $         525,313  $       1,861,392  $       2,453,169  $         866,273  $       1,766,972
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.39  $            7.64  $           12.65  $            7.78  $           13.38
                                     =================  =================  =================  =================  =================
   Highest                           $            9.39  $            7.64  $           12.65  $            8.08  $           13.48
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                   Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                 Templeton
                                      Franklin Small                                             Developing         Templeton
                                        Cap Value         Mutual Shares       Templeton            Markets           Foreign
                                        Securities         Securities       Asset Strategy       Securities         Securities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             75,302            120,568             22,782             33,382            142,673
                                     =================  =================  =================  =================  =================
   Cost of investments               $         893,097  $       1,671,444  $         349,816  $         211,554  $       1,627,953
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           14.53  $           12.66  $           11.42  $           16.84  $            9.16
                                     =================  =================  =================  =================  =================
   Highest                           $           14.65  $           12.77  $           11.42  $           16.98  $           13.68
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable Insurance
                                              LSA Variable Series Trust Sub-Accounts                  Trust Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                      LSA Aggressive       LSA Equity         LSA Mid Cap           MFS              MFS High
                                          Growth             Growth              Value              Bond              Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             57,798             56,373             67,472            129,485             16,808
                                     =================  =================  =================  =================  =================
   Cost of investments               $         491,725  $         401,004  $         863,832  $       1,504,230  $         155,318
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.97  $           12.13  $           15.10  $           12.95  $           10.97
                                     =================  =================  =================  =================  =================
   Highest                           $           13.06  $           12.21  $           15.23  $           12.95  $           10.97
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable Insurance                      Morgan Stanley Variable
                                               Trust Sub-Accounts              Investment Series (Class Y Shares) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                              Aggressive          Dividend
                                       MFS Investors         MFS New            Equity             Growth             Equity
                                           Trust            Discovery      (Class Y Shares)    (Class Y Share)    (Class Y Share)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             40,812             41,489             70,823             67,851             22,720
                                     =================  =================  =================  =================  =================
   Cost of investments               $         634,726  $         529,306  $         660,103  $         845,301  $         466,854
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.60  $            7.43  $           12.18  $           12.21  $           11.84
                                     =================  =================  =================  =================  =================
   Highest                           $            7.60  $            7.43  $           12.23  $           12.26  $           11.87
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         European            Global             Global                                Income
                                          Growth            Advantage       Dividend Growth      High Yield           Builder
                                      (Class Y Share)    (Class Y Share)    (Class Y Share)   (Class Y Shares)    (Class Y Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             19,138             10,256             25,664            351,902             20,287
                                     =================  =================  =================  =================  =================
   Cost of investments               $         292,094  $          69,735  $         308,043  $         405,875  $         209,392
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.64  $           12.55  $           12.92  $           11.29  $           11.62
                                     =================  =================  =================  =================  =================
   Highest                           $           12.69  $           12.60  $           12.97  $           11.33  $           11.67
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                             Limited            Money              Pacific        Quality Income
                                       Information           Duration           Market             Growth              Plus
                                     (Class Y Shares)    (Class Y Shares)  (Class Y Shares)    (Class Y Shares)  (Class Y Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             20,207             96,779            700,636             34,266             40,989
                                     =================  =================  =================  =================  =================
   Cost of investments               $          91,037  $         970,732  $         700,636  $         128,565  $         435,945
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           14.90  $            9.98  $            9.90  $           13.89  $           10.27
                                     =================  =================  =================  =================  =================
   Highest                           $           14.96  $           10.02  $            9.94  $           13.94  $           10.31
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Variable                         Oppenheimer Variable
                                         Investment Series (Class Y Shares) Sub-Accounts          Account Funds Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                          S&P 500                                                Oppenheimer
                                           Index           Strategist         Utilities          Aggressive        Oppenheimer
                                      (Class Y Shares)  (Class Y Shares)   (Class Y Shares)        Growth             Bond
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            121,801             18,493              8,737             45,228            130,860
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,160,273  $         268,475  $         104,772  $       1,764,238  $       1,442,572
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.06  $           11.99  $           11.46  $            5.50  $           12.33
                                     =================  =================  =================  =================  =================
   Highest                           $           12.11  $           12.03  $           11.51  $            5.50  $           12.33
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                            Oppenheimer Variable Account Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                                    Oppenheimer
                                       Oppenheimer         Oppenheimer        Oppenheimer                           Main Street
                                          Capital            Global              High            Oppenheimer         Small Cap
                                       Appreciation        Securities           Income           Main Street          Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             49,307             39,391             82,252            212,410             90,531
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,623,324  $         848,493  $         655,423  $       3,813,995  $         972,525
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.21  $            9.08  $           11.23  $            8.26  $           10.19
                                     =================  =================  =================  =================  =================
   Highest                           $            7.21  $            9.08  $           11.23  $            8.26  $           10.19
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer
                                         Variable
                                       Account Funds                       Oppenheimer Variable Account Funds
                                       Sub-Accounts                        (Service Class ("SC")) Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                        Oppenheimer        Oppenheimer        Oppenheimer        Oppenheimer        Oppenheimer
                                         Strategic         Aggressive           Capital            Global              High
                                           Bond            Growth (SC)     Appreciation (SC)   Securities (SC)      Income (SC)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            724,951             16,998             43,039             38,371             85,573
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,273,167  $         613,751  $       1,391,754  $         803,334  $         709,312
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           13.22  $           12.36  $           12.26  $           14.20  $           12.93
                                     =================  =================  =================  =================  =================
   Highest                           $           13.22  $           12.47  $           12.32  $           14.32  $           13.04
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Putnam
                                                            Oppenheimer Variable                                  Variable Trust
                                                Account Funds (Service Class ("SC")) Sub-Accounts                  Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                        Oppenheimer        Oppenheimer        Oppenheimer        Oppenheimer        VT American
                                           Main         Main Street Small      Multiple           Strategic         Government
                                        Street (SC)      Cap Growth (SC)    Strategies (SC)       Bond (SC)           Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,848,535
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,848,535
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,829,970
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -             18,565
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,848,535
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            149,623             76,362             44,823            316,656            819,346
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,689,345  $         940,720  $         677,816  $       1,571,247  $       9,613,144
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.61  $           14.63  $           13.07  $           12.11  $           12.05
                                     =================  =================  =================  =================  =================
   Highest                           $           12.71  $           14.75  $           13.18  $           12.21  $           12.61
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        VT Capital         VT Capital        VT Discovery      VT Diversified        VT Equity
                                       Appreciation       Opportunities         Growth             Income             Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         986,219  $       1,330,259  $       1,613,985  $      10,591,199  $         423,545
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         986,219  $       1,330,259  $       1,613,985  $      10,591,199  $         423,545
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         986,219  $       1,330,259  $       1,613,985  $      10,558,069  $         423,545
Contracts in payout (annuitization)
  period                                             -                  -                  -             33,130                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         986,219  $       1,330,259  $       1,613,985  $      10,591,199  $         423,545
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            130,625            104,498            349,347          1,146,234             35,062
                                     =================  =================  =================  =================  =================
   Cost of investments               $         931,313  $       1,266,879  $       1,481,397  $       9,958,598  $         379,981
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.24  $           12.90  $            4.47  $           12.25  $           12.02
                                     =================  =================  =================  =================  =================
   Highest                           $            7.34  $           12.93  $            4.53  $           12.42  $           12.05
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                       VT The George       VT Global
                                        Putnam Fund          Asset             VT Global         VT Growth           VT Growth
                                         of Boston         Allocation           Equity           and Income        Opportunities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      14,343,600  $       2,526,254  $       5,759,974  $      44,511,039  $       2,469,178
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      14,343,600  $       2,526,254  $       5,759,974  $      44,511,039  $       2,469,178
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      14,318,428  $       2,526,254  $       5,740,062  $      44,485,294  $       2,465,480
Contracts in payout (annuitization)
  period                                        25,172                  -             19,912             25,745              3,698
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      14,343,600  $       2,526,254  $       5,759,974  $      44,511,039  $       2,469,178
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,318,346            187,826            626,765          1,913,630            537,947
                                     =================  =================  =================  =================  =================
   Cost of investments               $      13,478,669  $       2,483,542  $       8,932,256  $      44,792,857  $       4,088,694
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.40  $            9.01  $            4.76  $            9.09  $            4.13
                                     =================  =================  =================  =================  =================
   Highest                           $           12.16  $           12.51  $            7.37  $           13.59  $            4.22
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                                 VT International
                                         VT Health           VT High                          VT International      Growth and
                                         Sciences             Yield            VT Income           Equity             Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,847,824  $       6,667,233  $      19,660,697  $      10,942,991  $       2,435,945
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,847,824  $       6,667,233  $      19,660,697  $      10,942,991  $       2,435,945
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,847,824  $       6,635,582  $      19,624,781  $      10,916,716  $       2,435,945
Contracts in payout (annuitization)
  period                                             -             31,651             35,916             26,275                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       6,847,824  $       6,667,233  $      19,660,697  $      10,942,991  $       2,435,945
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            624,232            839,702          1,531,207            851,595            215,380
                                     =================  =================  =================  =================  =================
   Cost of investments               $       7,591,526  $       6,597,810  $      19,122,260  $      11,602,322  $       2,392,126
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.67  $           11.09  $           10.42  $            7.03  $            8.94
                                     =================  =================  =================  =================  =================
   Highest                           $           11.37  $           13.43  $           12.21  $           13.47  $            9.95
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                     VT International
                                           New                                VT Mid Cap          VT Money            VT New
                                      Opportunities       VT Investors          Value              Market          Opportunities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,124,867  $      16,229,440  $       1,845,387  $      12,667,636  $      12,000,608
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,124,867  $      16,229,440  $       1,845,387  $      12,667,636  $      12,000,608
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,124,867  $      16,214,440  $       1,845,387  $      12,612,841  $      11,986,007
Contracts in payout (annuitization)
  period                                             -             15,000                  -             54,795             14,601
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,124,867  $      16,229,440  $       1,845,387  $      12,667,636  $      12,000,608
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            191,257          1,821,486            144,396         12,667,636            787,959
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,066,456  $      21,372,474  $       1,673,856  $      12,667,636  $      21,632,736
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            4.42  $            5.79  $           12.77  $            9.83  $            4.17
                                     =================  =================  =================  =================  =================
   Highest                           $            8.68  $           13.07  $           12.80  $           10.87  $           13.58
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            VT OTC &                                               VT Utilities
                                          VT New            Emerging                             VT Small Cap         Growth
                                          Value              Growth           VT Research           Value           and Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       7,392,847  $       4,642,447  $       7,079,411  $       8,500,107  $       3,605,743
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       7,392,847  $       4,642,447  $       7,079,411  $       8,500,107  $       3,605,743
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       7,371,096  $       4,642,447  $       7,076,288  $       8,472,617  $       3,591,163
Contracts in payout (annuitization)
  period                                        21,751                  -              3,123             27,490             14,580
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       7,392,847  $       4,642,447  $       7,079,411  $       8,500,107  $       3,605,743
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            518,069            842,549            669,132            469,101            316,571
                                     =================  =================  =================  =================  =================
   Cost of investments               $       6,564,326  $       7,545,941  $       8,068,781  $       6,555,444  $       4,506,985
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           11.82  $            1.95  $            7.21  $           15.87  $            7.85
                                     =================  =================  =================  =================  =================
   Highest                           $           14.71  $            4.61  $           13.18  $           17.62  $           14.14
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable
                                            Trust Sub-Accounts                      Scudder Variable Series I Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                             21st Century
                                         VT Vista          VT Voyager            Growth           Balanced             Bond
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       7,760,422  $      22,994,815  $           2,630  $           3,176  $          41,302
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       7,760,422  $      22,994,815  $           2,630  $           3,176  $          41,302
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       7,760,422  $      22,981,059  $           2,630  $           3,176  $          41,302
Contracts in payout (annuitization)
  period                                             -             13,756                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       7,760,422  $      22,994,815  $           2,630  $           3,176  $          41,302
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            740,498            885,779                549                284              5,867
                                     =================  =================  =================  =================  =================
   Cost of investments               $      10,877,135  $      35,315,201  $           4,692  $           3,013  $          40,360
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            4.95  $            5.44  $            7.83  $           10.85  $           12.57
                                     =================  =================  =================  =================  =================
   Highest                           $           13.65  $           12.48  $            7.83  $           10.85  $           12.64
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   The Universal
                                                                                                                   Institutional
                                                                                              Scudder Variable         Funds,
                                                                                                 Series II        Inc. (Class II)
                                               Scudder Variable Series I Sub-Accounts           Sub-Account        Sub-Accounts
                                     -------------------------------------------------------  -----------------  -----------------
                                                                                                                   UIF Emerging
                                           Growth                                                                  Markets Debt
                                         and Income       International       Money Market         Growth           (Class II)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                                838                388             11,536                156             42,980
                                     =================  =================  =================  =================  =================
   Cost of investments               $           7,596  $           5,083  $          11,536  $           3,568  $         370,297
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.66  $            8.74  $           11.43  $            7.32  $           11.27
                                     =================  =================  =================  =================  =================
   Highest                           $            8.71  $            8.74  $           11.43  $            7.32  $           13.96
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                       UIF Emerging      UIF Equity and       UIF Equity         UIF Global         UIF Mid Cap
                                      Markets Equity        Income              Growth           Franchise            Growth
                                        (Class II)         (Class II)         (Class II)         (Class II)         (Class II)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             28,645              8,425             33,415             12,822             73,984
                                     =================  =================  =================  =================  =================
   Cost of investments               $         243,066  $          93,604  $         404,773  $         145,511  $         601,188
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           14.85  $           11.57  $           11.67  $           12.20  $           13.06
                                     =================  =================  =================  =================  =================
   Highest                           $           14.91  $           11.62  $           11.71  $           12.25  $           13.12
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal Institutional                       Van Kampen Life Investment
                                              Funds, Inc. (Class II) Sub-Accounts                      Trust Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                         UIF Small        UIF U.S. Mid       UIF U.S. Real                             LIT
                                      Company Growth       Cap Value            Estate                               Emerging
                                        (Class II)         (Class II)         (Class II)        LIT Comstock          Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             61,422             78,717             49,511            171,045             29,936
                                     =================  =================  =================  =================  =================
   Cost of investments               $         800,620  $       1,084,656  $         728,634  $       1,790,028  $         773,979
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           13.56  $           13.35  $           12.73  $           11.51  $            4.24
                                     =================  =================  =================  =================  =================
   Highest                           $           13.62  $           13.41  $           14.60  $           11.51  $            4.24
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          Van Kampen Life Investment                     Van Kampen Life Investment
                                              Trust Sub-Accounts                        Trust (Class II) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                            LIT Aggressive                         LIT Emerging
                                            LIT               LIT               Growth          LIT Comstock          Growth
                                         Government       Money Market        (Class II)         (Class II)         (Class II)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             63,568          1,986,603            119,013            296,087             35,704
                                     =================  =================  =================  =================  =================
   Cost of investments               $         603,734  $       1,986,603  $         488,741  $       3,252,337  $         827,777
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.69  $           10.31  $           12.81  $           12.47  $           11.71
                                     =================  =================  =================  =================  =================
   Highest                           $           10.69  $           10.31  $           12.86  $           12.53  $           11.85
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Van Kampen Life Investment
                                        Trust (Class II) Sub-Accounts             Wells Fargo Variable Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                        LIT Growth         LIT Money          Wells Fargo        Wells Fargo
                                        and Income           Market            VT Asset           VT Equity         Wells Fargo
                                        (Class II)         (Class II)         Allocation           Income            VT Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            139,371             40,000             50,872             16,736             20,145
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,208,568  $          40,000  $         577,885  $         230,211  $         234,405
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.37  $           10.00  $            9.54  $            9.68  $            6.45
                                     =================  =================  =================  =================  =================
   Highest                           $           13.44  $           10.00  $            9.54  $            9.68  $            6.45
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     --------------------------------------------------------------------------------------------
                                         AIM V. I.                                                                  AIM V. I.
                                        Aggressive          AIM V. I.          AIM V. I.          AIM V. I.          Capital
                                          Growth            Balanced          Basic Value         Blue Chip        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         153,637  $             920  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (34,699)           (85,817)           (25,603)           (65,808)           (98,887)
    Administrative expense                      (3,057)            (7,484)            (2,247)            (5,891)            (8,045)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (37,756)            60,336            (26,930)           (71,699)          (106,932)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        399,192          1,016,717            402,426            597,442          1,021,695
    Cost of investments sold                   592,621          1,218,742            452,060            832,838          1,503,900
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                           (193,429)          (202,025)           (49,634)          (235,396)          (482,205)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)             (193,429)          (202,025)           (49,634)          (235,396)          (482,205)

Change in unrealized gains (losses)            935,965          1,189,240            732,364          1,575,113          2,596,161
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            742,536            987,215            682,730          1,339,717          2,113,956
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         704,780  $       1,047,551  $         655,800  $       1,268,018  $       2,007,024
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                            AIM V. I.           AIM V. I.          AIM V. I.
                                          Capital           AIM V. I.           Dent             Diversified          Global
                                        Development        Core Equity       Demographics          Income            Utilities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         115,926  $               -  $         252,379  $          53,566
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (10,053)          (141,210)           (15,486)           (45,283)           (16,788)
    Administrative expense                        (910)           (11,372)            (1,374)            (3,676)            (1,397)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (10,963)           (36,656)           (16,860)           203,420             35,381

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        140,099          1,596,581            223,928            797,345            202,043
    Cost of investments sold                   166,072          2,110,944            376,019            856,175            353,180
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (25,973)          (514,363)          (152,091)           (58,830)          (151,137)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (25,973)          (514,363)          (152,091)           (58,830)          (151,137)

Change in unrealized gains (losses)            305,708          2,919,857            587,941            135,135            343,500
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            279,735          2,405,494            435,850             76,305            192,363
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         268,772  $       2,368,838  $         418,990  $         279,725  $         227,744
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        AIM V. I.                              AIM V. I.          AIM V. I.          AIM V. I.
                                        Government          AIM V. I.            High           International      Mid Cap Core
                                        Securities           Growth              Yield             Growth             Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         198,727  $               -  $         134,187  $          21,804  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                (102,904)           (65,284)           (17,554)           (48,298)            (9,870)
    Administrative expense                      (8,830)            (5,298)            (1,578)            (3,926)              (818)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              86,993            (70,582)           115,055            (30,420)           (10,688)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      2,957,645            792,003            299,923            690,330            105,363
    Cost of investments sold                 2,810,153          1,480,503            311,400            961,409            105,645
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            147,492           (688,500)           (11,477)          (271,079)              (282)

Realized gain distributions                      3,004                  -                  -                  -              6,372
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              150,496           (688,500)           (11,477)          (271,079)             6,090

Change in unrealized gains (losses)           (261,850)         2,145,998            249,367          1,295,478            204,971
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                           (111,354)         1,457,498            237,890          1,024,399            211,061
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         (24,361) $       1,386,916  $         352,945  $         993,979  $         200,373
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  AIM Variable Insurance Funds
                                             AIM Variable Insurance Funds Sub-Accounts               Series II Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                         AIM V. I.         AIM V. I.           AIM V. I.         AIM V. I.
                                          Money               New               Premier          Aggressive          AIM V. I.
                                          Market           Technology           Equity           Growth II          Balanced II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          22,215  $               -  $          48,857  $               -  $          11,053
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (44,947)           (11,673)          (196,723)              (306)            (3,565)
    Administrative expense                      (3,785)            (1,047)           (16,003)               (21)              (254)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (26,517)           (12,720)          (163,869)              (327)             7,234

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      2,235,452            114,829          1,927,966                959             29,277
    Cost of investments sold                 2,235,452            392,427          2,938,474                900             28,227
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  -           (277,598)        (1,010,508)                59              1,050

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    -           (277,598)        (1,010,508)                59              1,050

Change in unrealized gains (losses)                  -            717,969          4,577,479              6,218             34,139
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                  -            440,371          3,566,971              6,277             35,189
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         (26,517) $         427,651  $       3,403,102  $           5,950  $          42,423
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.          AIM V. I.          AIM V. I.         AIM V. I.           AIM V. I.
                                          Basic               Blue              Capital           Capital              Core
                                         Value II           Chip II         Appreciation II    Development II        Equity II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $               -  $               -  $             868
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (4,627)            (2,609)            (1,240)               (70)              (602)
    Administrative expense                        (422)              (181)              (115)                (5)               (45)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (5,049)            (2,790)            (1,355)               (75)               221

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         84,482             38,817              4,216              3,370             15,077
    Cost of investments sold                    79,817             36,122              3,970              3,014             14,676
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              4,665              2,695                246                356                401

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                4,665              2,695                246                356                401

Change in unrealized gains (losses)            114,236             41,447             24,709              1,417             10,791
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            118,901             44,142             24,955              1,773             11,192
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         113,852  $          41,352  $          23,600  $           1,698  $          11,413
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                             AIM V. I.        AIM V. I.          AIM V. I.
                                      AIM V. I. Dent       Diversified         Global            Government         AIM V. I.
                                      Demographics II       Income II        Utilities II       Securities II       Growth II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          11,765  $           2,965  $          97,467  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (531)            (1,492)              (735)           (57,700)              (812)
    Administrative expense                         (36)              (110)               (51)            (4,113)               (57)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                (567)            10,163              2,179             35,654               (869)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         22,928              3,834              3,592            971,085             29,098
    Cost of investments sold                    22,654              3,822              3,310            967,665             26,257
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                274                 12                282              3,420              2,841

Realized gain distributions                          -                  -                  -              1,515                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  274                 12                282              4,935              2,841

Change in unrealized gains (losses)              9,218             (2,669)             7,946            (57,596)            14,301
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                              9,492             (2,657)             8,228            (52,661)            17,142
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           8,925  $           7,506  $          10,407  $         (17,007) $          16,273
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            AIM V. I.         AIM V. I.           AIM V. I.
                                          AIM V. I.       International      Mid Cap Core           Money          AIM V. I. New
                                       High Yield II        Growth II         Equity II           Market II        Technology II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          42,388  $             303  $               -  $           1,969  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (2,873)            (1,086)              (621)            (8,207)              (137)
    Administrative expense                        (208)               (78)               (44)              (580)                (9)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              39,307               (861)              (665)            (6,818)              (146)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      2,396,927          2,495,109              1,109          5,770,502                139
    Cost of investments sold                 2,371,144          2,453,092              1,022          5,770,502                114
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             25,783             42,017                 87                  -                 25

Realized gain distributions                          -                  -                583                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)               25,783             42,017                670                  -                 25

Change in unrealized gains (losses)             (7,449)            13,230             10,400                  -              3,836
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             18,334             55,247             11,070                  -              3,861
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          57,641  $          54,386  $          10,405  $          (6,818) $           3,715
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable
                                      Insurance Funds
                                         Series II
                                       Sub-Accounts            AllianceBernstein Variable Product Series Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                         AIM V. I.                         AllianceBernstein  AllianceBernstein  AllianceBernstein
                                          Premier       AllianceBernstein      Growth &           Premier            Small Cap
                                         Equity II          Growth (a)        Income (a)         Growth (a)          Value (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             392  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,285)              (484)            (2,408)              (240)            (2,437)
    Administrative expense                         (91)               (63)              (313)               (31)              (304)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                (984)              (547)            (2,721)              (271)            (2,741)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          1,604                590              1,229                253              1,772
    Cost of investments sold                     1,490                575              1,197                247              1,669
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                114                 15                 32                  6                103

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  114                 15                 32                  6                103

Change in unrealized gains (losses)             21,307              8,641             72,509              3,683             79,464
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             21,421              8,656             72,541              3,689             79,567
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          20,437  $           8,109  $          69,820  $           3,418  $          76,826
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Dreyfus Socially
                                                                              Responsible       Dreyfus Stock    Dreyfus Variable
                                              Delaware Group Premium       Growth Fund, Inc.     Index Fund       Investment Fund
                                              Fund, Inc. Sub-Accounts         Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                          Delaware                         Dreyfus Socially
                                        VIP GP Small        Delaware          Responsible       Dreyfus Stock      VIF Capital
                                         Cap Value        VIP GP Trend        Growth Fund        Index Fund        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           7,613  $               -  $             262  $          70,158  $          10,825
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (23,752)            (8,047)            (2,560)           (53,337)            (8,054)
    Administrative expense                      (2,055)              (696)              (221)            (4,614)              (697)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (18,194)            (8,743)            (2,519)            12,207              2,074

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        128,964             61,532             22,499            360,981             31,974
    Cost of investments sold                   124,408             65,847             33,760            407,645             35,450
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              4,556             (4,315)           (11,261)           (46,664)            (3,476)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                4,556             (4,315)           (11,261)           (46,664)            (3,476)

Change in unrealized gains (losses)            742,656            225,628             63,454          1,173,721            135,642
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            747,212            221,313             52,193          1,127,057            132,166
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         729,018  $         212,570  $          49,674  $       1,139,264  $         134,240
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus Variable Investment                    Fidelity Variable Insurance
                                                Fund Sub-Accounts                        Products Fund Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                       VIF Growth &         VIF Money                            VIP Equity-
                                          Income             Market         VIP Contrafund         Income           VIP Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          17,833  $           8,671  $          57,234  $           7,312
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                       -            (33,711)           (23,984)           (41,943)           (32,699)
    Administrative expense                           -             (2,916)            (2,075)            (3,628)            (2,828)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                   -            (18,794)           (17,388)            11,663            (28,215)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                             89          1,719,605            230,749            201,557            638,076
    Cost of investments sold                        99          1,719,605            245,626            217,695            746,132
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                (10)                 -            (14,877)           (16,138)          (108,056)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  (10)                 -            (14,877)           (16,138)          (108,056)

Change in unrealized gains (losses)                 21                  -            556,006          1,001,884            907,953
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                 11                  -            541,129            985,746            799,897
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $              11  $         (18,794) $         523,741  $         997,409  $         771,682
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Growth         VIP High              VIP          VIP Investment
                                       Opportunities         Income            Index 500         Grade Bond        VIP Overseas
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,518  $          26,144  $          20,644  $          69,987  $           6,018
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (4,074)            (5,324)           (18,106)           (24,256)            (8,864)
    Administrative expense                        (352)              (461)            (1,566)            (2,098)              (767)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (1,908)            20,359                972             43,633             (3,613)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         88,564             68,985            180,519            447,663            198,396
    Cost of investments sold                   107,504             66,299            207,610            432,968            218,152
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (18,940)             2,686            (27,091)            14,695            (19,756)

Realized gain distributions                          -                  -                  -             24,625                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (18,940)             2,686            (27,091)            39,320            (19,756)

Change in unrealized gains (losses)            108,665             76,359            411,611             (5,186)           311,915
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             89,725             79,045            384,520             34,134            292,159
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          87,817  $          99,404  $         385,492  $          77,767  $         288,546
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                   Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                                     Templeton
                                      Franklin Growth    Franklin Small                                              Developing
                                         and Income         Cap Value        Mutual Shares        Templeton           Markets
                                       Securities (b)     Securities (b)      Securities       Asset Strategy      Securities (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             875  $              31  $             525  $           8,359  $             156
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (4,794)            (1,853)            (5,528)            (3,758)              (620)
    Administrative expense                        (652)              (245)              (715)              (325)               (81)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (4,571)            (2,067)            (5,718)             4,276               (545)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        130,432             52,429             85,108             14,301              9,343
    Cost of investments sold                   124,101             49,556             83,362             13,342              9,078
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              6,331              2,873              1,746                959                265

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                6,331              2,873              1,746                959                265

Change in unrealized gains (losses)            153,235             60,981            123,818             90,633             25,126
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            159,566             63,854            125,564             91,592             25,391
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         154,995  $          61,787  $         119,846  $          95,868  $          24,846
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Franklin
                                         Templeton
                                          Variable        Goldman Sachs
                                         Insurance          Variable
                                       Products Trust      Insurance
                                        Sub-Accounts    Trust Sub-Account        HSBC Variable Insurance Funds Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                         Templeton          VIT CORE                                                 HSBC VI
                                          Foreign           Small Cap        HSBC VI Cash       HSBC VI Fixed        Growth
                                         Securities          Equity         Management (c)        Income (c)       & Income (c)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          15,784  $               -  $           3,010  $          12,612  $           3,674
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (12,087)                 -            (10,605)            (6,096)            (6,244)
    Administrative expense                      (1,119)                 -               (917)              (527)              (540)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               2,578                  -             (8,512)             5,989             (3,110)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        203,563                113          3,458,411          1,875,622          1,876,273
    Cost of investments sold                   219,339                 99          3,458,411          1,861,360          2,423,057
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (15,776)                14                  -             14,262           (546,784)

Realized gain distributions                          -                  -                  -             61,529                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (15,776)                14                  -             75,791           (546,784)

Change in unrealized gains (losses)            320,698                 13                  -            (75,511)           634,413
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            304,922                 27                  -                280             87,629
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         307,500  $              27  $          (8,512) $           6,269  $          84,519
                                     =================  =================  =================  =================  =================

(c) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable Insurance
                                              LSA Variable Series Trust Sub-Accounts                  Trust Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                            LSA
                                         Aggressive         LSA Equity        LSA Mid Cap                          MFS Emerging
                                         Growth (b)         Growth (b)         Value (b)          MFS Bond            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $             630  $          81,882  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,527)            (1,180)            (2,029)           (16,186)                 -
    Administrative expense                        (206)              (156)              (267)            (1,400)                 -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (1,733)            (1,336)            (1,666)            64,296                  -

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         21,222             52,509             46,562            518,592                 90
    Cost of investments sold                    21,228             50,981             44,684            501,095                 99
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                 (6)             1,528              1,878             17,497                 (9)

Realized gain distributions                          -                  -             31,025                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                   (6)             1,528             32,903             17,497                 (9)

Change in unrealized gains (losses)             22,097             20,104             29,503             25,596                 25
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             22,091             21,632             62,406             43,093                 16
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          20,358  $          20,296  $          60,740  $         107,389  $              16
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Morgan Stanley
                                                                                                   Variable Investment Series
                                            MFS Variable Insurance Trust Sub-Accounts            (Class Y Shares) Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                                                                                  Aggressive         Dividend
                                          MFS High        MFS Investors        MFS New         Equity (Class Y    Growth (Class Y
                                           Income             Trust           Discovery          Shares) (a)        Shares) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,763  $           3,465  $               -  $               -  $           5,320
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,443)            (6,365)            (5,215)            (1,585)            (3,797)
    Administrative expense                        (125)              (551)              (451)              (216)              (458)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               4,195             (3,451)            (5,666)            (1,801)             1,065

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         45,654             36,418             40,321             48,620             55,193
    Cost of investments sold                    46,024             40,983             45,956             46,338             53,423
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                               (370)            (4,565)            (5,635)             2,282              1,770

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                 (370)            (4,565)            (5,635)             2,282              1,770

Change in unrealized gains (losses)             15,089            116,073            139,150             38,211             74,079
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             14,719            111,508            133,515             40,493             75,849
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          18,914  $         108,057  $         127,849  $          38,692  $          76,914
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            European       Global Advantage    Global Dividend      High Yield
                                      Equity (Class Y    Growth (Class Y       (Class Y        Growth (Class Y       (Class Y
                                        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             116  $               -  $               -  $               -  $           7,212
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,611)              (546)              (180)              (387)            (1,065)
    Administrative expense                        (195)               (80)               (23)               (54)              (138)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (1,690)              (626)              (203)              (441)             6,009

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          1,863                539             12,074                336             52,539
    Cost of investments sold                     1,792                515             12,022                324             51,005
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                 71                 24                 52                 12              1,534

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                   71                 24                 52                 12              1,534

Change in unrealized gains (losses)             26,617             23,678              4,829             17,374              9,369
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             26,688             23,702              4,881             17,386             10,903
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          24,998  $          23,076  $           4,678  $          16,945  $          16,912
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                          Income           Information          Limited             Money            Pacific
                                     Builder (Class Y       (Class Y       Duration (Class Y   Market (Class Y   Growth (Class Y
                                        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,622  $               -  $           7,992  $             659  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (801)              (256)            (2,717)            (2,902)              (257)
    Administrative expense                        (110)               (35)              (351)              (437)               (37)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               1,711               (291)             4,924             (2,680)              (294)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                            854                253             79,374          1,472,237                683
    Cost of investments sold                       831                241             79,385          1,472,237                666
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                 23                 12                (11)                 -                 17

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                   23                 12                (11)                 -                 17

Change in unrealized gains (losses)             12,752              5,349             (2,939)                 -              5,415
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             12,775              5,361             (2,950)                 -              5,432
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          14,486  $           5,070  $           1,974  $          (2,680) $           5,138
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Oppenheimer
                                                                                                                     Variable
                                                             Morgan Stanley Variable                               Account Funds
                                                  Investment Series (Class Y Shares) Sub-Accounts                  Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                       Quality Income        S&P 500          Strategist          Utilities         Oppenheimer
                                       Plus (Class Y     Index (Class Y        (Class Y           (Class Y          Aggressive
                                        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)          Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,637  $               -  $           1,100  $             923  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,255)            (2,598)              (713)              (229)           (16,770)
    Administrative expense                        (168)              (344)              (101)               (32)            (1,451)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               4,214             (2,942)               286                662            (18,221)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          3,318             48,614                688                235            206,216
    Cost of investments sold                     3,309             46,792                672                232            265,638
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  9              1,822                 16                  3            (59,422)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    9              1,822                 16                  3            (59,422)

Change in unrealized gains (losses)              3,042             71,133             14,832              4,707            381,515
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                              3,051             72,955             14,848              4,710            322,093
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           7,265  $          70,013  $          15,134  $           5,372  $         303,872
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
                                                            Oppenheimer Variable Account Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                          Oppenheimer         Oppenheimer        Oppenheimer
                                        Oppenheimer         Capital             Global               High           Oppenheimer
                                           Bond           Appreciation        Securities            Income        Main Street (d)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          73,569  $           4,475  $           4,615  $          37,107  $          28,019
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (16,082)           (14,903)            (7,912)            (6,657)           (37,691)
    Administrative expense                      (1,391)            (1,289)              (684)              (576)            (3,260)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              56,096            (11,717)            (3,981)            29,874            (12,932)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        252,788            131,324             39,093             32,455            171,580
    Cost of investments sold                   248,164            156,555             47,422             33,113            197,026
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              4,624            (25,231)            (8,329)              (658)           (25,446)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                4,624            (25,231)            (8,329)              (658)           (25,446)

Change in unrealized gains (losses)             14,152            381,342            271,070             85,802            813,265
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             18,776            356,111            262,741             85,144            787,819
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          74,872  $         344,394  $         258,760  $         115,018  $         774,887
                                     =================  =================  =================  =================  =================

(d) Previously known as Oppenheimer Main Street Growth & Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer Variable Account                   Oppenheimer Variable Account
                                               Funds Sub-Accounts                Funds (Service Class ("SC")) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                        Oppenheimer                                             Oppenheimer         Oppenheimer
                                        Main Street        Oppenheimer        Oppenheimer         Capital             Global
                                         Small Cap          Strategic         Aggressive        Appreciation        Securities
                                          Growth              Bond          Growth (SC) (b)        (SC) (b)           (SC) (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         177,174  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (9,274)           (36,936)            (1,630)            (4,470)            (2,737)
    Administrative expense                        (802)            (3,195)              (223)              (567)              (360)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (10,076)           137,043             (1,853)            (5,037)            (3,097)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         83,996            378,110             46,737             78,406             14,466
    Cost of investments sold                    82,391            361,373             46,606             75,496             12,796
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              1,605             16,737                131              2,910              1,670

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                1,605             16,737                131              2,910              1,670

Change in unrealized gains (losses)            308,447            336,214              7,339             94,387            154,395
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            310,052            352,951              7,470             97,297            156,065
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         299,976  $         489,994  $           5,617  $          92,260  $         152,968
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts
                                    -----------------------------------------------------------------------------------------------
                                                                             Oppenheimer
                                       Oppenheimer        Oppenheimer        Main Street        Oppenheimer        Oppenheimer
                                          High               Main             Small Cap           Multiple          Strategic
                                     Income (SC) (b)    Street (SC) (b)    Growth (SC) (b)   Strategies (SC) (b)    Bond (SC) (b)
                                    -----------------  -----------------  -----------------  -------------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $               -  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (2,410)            (7,602)            (3,044)            (1,534)            (4,527)
    Administrative expense                       (302)              (988)              (414)              (206)              (586)
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (2,712)            (8,590)            (3,458)            (1,740)            (5,113)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                       138,524            173,196             59,628             66,141            127,267
    Cost of investments sold                  135,343            165,302             56,702             65,264            125,651
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             3,181              7,894              2,926                877              1,616

Realized gain distributions                         -                  -                  -                  -                  -
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)               3,181              7,894              2,926                877              1,616

Change in unrealized gains (losses)            24,904            168,457             82,537             33,522             53,197
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            28,085            176,351             85,463             34,399             54,813
                                    -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $          25,373  $         167,761  $          82,005  $          32,659  $          49,700
                                    =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        VT American
                                         Government         VT Capital        VT Capital         VT Discovery     VT Diversified
                                          Income           Appreciation    Opportunities (b)      Growth (e)          Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         440,916  $               -  $          28,639  $               -  $         848,313
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                (142,649)           (10,583)            (6,150)           (16,706)          (124,878)
    Administrative expense                           -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             298,267            (10,583)            22,489            (16,706)           723,435

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      3,190,940            255,232              6,797            325,487          1,200,368
    Cost of investments sold                 3,124,532            282,415              6,583            344,723          1,197,528
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             66,408            (27,183)               214            (19,236)             2,840

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)               66,408            (27,183)               214            (19,236)             2,840

Change in unrealized gains (losses)           (350,717)           205,590             63,380            364,297            925,741
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                           (284,309)           178,407             63,594            345,061            928,581
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          13,958  $         167,824  $          86,083  $         328,355  $       1,652,016
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                          VT The George       VT Global
                                         VT Equity         Putnam Fund          Asset             VT Global          VT Growth
                                         Income (b)         of Boston         Allocation           Equity            and Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,029  $         265,529  $         111,070  $          62,386  $         682,782
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (2,074)          (155,498)           (33,311)           (74,220)          (490,992)
    Administrative expense                           -               (542)              (166)                 -               (430)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                 (45)           109,489             77,593            (11,834)           191,360

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         43,861          1,266,150         14,691,169         20,666,841          3,555,559
    Cost of investments sold                    40,801          1,324,095         14,652,557         21,351,522          4,241,283
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              3,060            (57,945)            38,612           (684,681)          (685,724)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                3,060            (57,945)            38,612           (684,681)          (685,724)

Change in unrealized gains (losses)             43,564          1,723,574            323,192          1,983,653          9,497,250
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             46,624          1,665,629            361,804          1,298,972          8,811,526
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          46,579  $       1,775,118  $         439,397  $       1,287,138  $       9,002,886
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VT Growth          VT Health          VT High                           VT International
                                       Opportunities        Sciences            Yield             VT Income         Equity (f)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          33,317  $         487,972  $         834,289  $          92,829
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (27,796)           (79,199)           (95,271)          (245,564)          (125,252)
    Administrative expense                           -               (147)              (413)              (430)              (302)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (27,796)           (46,029)           392,288            588,295            (32,725)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        346,333            832,998          7,728,920          2,895,324         22,226,782
    Cost of investments sold                   676,151          1,048,755          7,629,512          2,835,376         22,927,979
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                           (329,818)          (215,757)            99,408             59,948           (701,197)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)             (329,818)          (215,757)            99,408             59,948           (701,197)

Change in unrealized gains (losses)            787,271          1,231,272            762,623            (83,785)         3,316,631
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            457,453          1,015,515            862,031            (23,837)         2,615,434
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         429,657  $         969,486  $       1,254,319  $         564,458  $       2,582,709
                                     =================  =================  =================  =================  =================

(f) Previously known as VT International Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                     VT International   VT International
                                        Growth and             New                               VT Mid Cap          VT Money
                                           Income         Opportunities       VT Investors        Value (b)           Market
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          51,385  $           9,810  $          58,063  $          14,599  $          57,645
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (28,755)           (30,962)          (183,691)            (9,085)          (153,196)
    Administrative expense                           -                  -               (153)                 -               (850)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              22,630            (21,152)          (125,781)             5,514            (96,401)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                     14,730,299         18,134,709          1,742,729          1,157,958        104,273,022
    Cost of investments sold                14,762,541         18,182,783          2,701,986          1,149,443        104,273,022
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (32,242)           (48,074)          (959,257)             8,515                  -

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (32,242)           (48,074)          (959,257)             8,515                  -

Change in unrealized gains (losses)            732,485            807,539          4,406,481            171,531                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            700,243            759,465          3,447,224            180,046                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         722,873  $         738,313  $       3,321,443  $         185,560  $         (96,401)
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                VT OTC &
                                           VT New            VT New             Emerging                           VT Small Cap
                                       Opportunities          Value              Growth          VT Research           Value
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          74,746  $               -  $          18,494  $          21,742
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                (135,109)           (78,501)           (38,414)           (79,654)           (85,627)
    Administrative expense                        (118)              (147)                 -                (89)                 -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)            (135,227)            (3,902)           (38,414)           (61,249)           (63,885)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      1,208,275          1,043,593          1,576,378            955,217          3,473,821
    Cost of investments sold                 2,701,444          1,118,966          2,034,424          1,281,244          3,394,540
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                         (1,493,169)           (75,373)          (458,046)          (326,027)            79,281

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)           (1,493,169)           (75,373)          (458,046)          (326,027)            79,281

Change in unrealized gains (losses)          4,445,048          1,784,437          1,187,284          1,740,902          2,693,189
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                          2,951,879          1,709,064            729,238          1,414,875          2,772,470
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       2,816,652  $       1,705,162  $         690,824  $       1,353,626  $       2,708,585
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Scudder Variable
                                                Putnam Variable Trust Sub-Accounts                   Series I Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                        VT Utilities
                                           Growth                                                21st Century
                                         and Income         VT Vista           VT Voyager           Growth            Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         115,783  $               -  $          72,445  $               -  $             505
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (39,725)           (74,637)          (251,362)               (10)               (42)
    Administrative expense                         (55)               (74)              (773)                (8)               (29)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              76,003            (74,711)          (179,690)               (18)               434

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        471,369            714,480          2,185,030              3,906             27,749
    Cost of investments sold                   715,138          1,269,700          3,911,710              5,268             27,541
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                           (243,769)          (555,220)        (1,726,680)            (1,362)               208

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)             (243,769)          (555,220)        (1,726,680)            (1,362)               208

Change in unrealized gains (losses)            827,265          2,155,186          6,022,130              2,026              1,425
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            583,496          1,599,966          4,295,450                664              1,633
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         659,499  $       1,525,255  $       4,115,760  $             646  $           2,067
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                Scudder Variable Series I Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                              Capital           Global             Growth
                                           Bond               Growth           Discovery         and Income        International
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,135  $              59  $               -  $              64  $              20
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (213)               (20)                (1)               (29)               (12)
    Administrative expense                        (133)               (15)                (1)               (20)                (8)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               1,789                 24                 (2)                15                  -

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         13,680             18,472              4,380              8,493              4,344
    Cost of investments sold                    13,506             18,034              5,236              9,991              5,278
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                174                438               (856)            (1,498)              (934)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  174                438               (856)            (1,498)              (934)

Change in unrealized gains (losses)                382              1,079                936              3,068              1,644
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                556              1,517                 80              1,570                710
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           2,345  $           1,541  $              78  $           1,585  $             710
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                     Scudder Variable   Scudder Variable
                                         Series I           Series II                    The Universal Institutional
                                       Sub-Accounts        Sub-Account                Funds, Inc (Class II) Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                               UIF Active
                                                                             International      UIF Emerging       UIF Emerging
                                                                               Allocation       Markets Debt      Markets Equity
                                       Money Market          Growth          (Class II) (g)    (Class II) (b)     (Class II) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $              87  $               3  $           3,049  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                     (56)               (11)              (312)              (927)              (387)
    Administrative expense                         (33)                (8)               (39)              (134)               (48)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                  (2)               (16)             2,698             (1,061)              (435)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                             88                243            172,346                953              3,151
    Cost of investments sold                        88                334            169,829                928              3,081
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  -                (91)             2,517                 25                 70

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    -                (91)             2,517                 25                 70

Change in unrealized gains (losses)                  -                668                  -             17,381             15,887
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                  -                577              2,517             17,406             15,957
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $              (2) $             561  $           5,215  $          16,345  $          15,522
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         UIF Equity         UIF Equity         UIF Global        UIF Mid Cap         UIF Small
                                         and Income           Growth           Franchise            Growth        Company Growth
                                       (Class II) (a)     (Class II) (a)     (Class II) (a)     (Class II) (a)     (Class II) (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             441  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (203)            (1,068)              (526)            (1,518)            (1,876)
    Administrative expense                         (25)              (134)               (73)              (192)              (253)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                 213             (1,202)              (599)            (1,710)            (2,129)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          2,605              3,888             51,205             55,477              3,853
    Cost of investments sold                     2,598              3,879             47,750             52,084              3,606
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  7                  9              3,455              3,393                247

Realized gain distributions                        253                  -                206                  -             12,985
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  260                  9              3,661              3,393             13,232

Change in unrealized gains (losses)              4,462             21,267             12,714             29,154             22,429
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                              4,722             21,276             16,375             32,547             35,661
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           4,935  $          20,074  $          15,776  $          30,837  $          33,532
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional
                                     Funds, Inc. (Class II) Sub-Accounts        Van Kampen Life Investment Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                        UIF U.S. Mid         UIF U.S.
                                          Cap Value        Real Estate           LIT            LIT Emerging            LIT
                                       (Class II) (a)     (Class II) (b)       Comstock            Growth           Government
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $          12,906  $               -  $          23,569
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (2,878)            (1,737)           (16,292)            (6,947)            (6,350)
    Administrative expense                        (380)              (247)            (1,409)              (601)              (549)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (3,258)            (1,984)            (4,795)            (7,548)            16,670

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          4,327             18,449            360,974             56,222            176,907
    Cost of investments sold                     4,165             17,602            371,229             69,587            177,149
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                162                847            (10,255)           (13,365)              (242)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  162                847            (10,255)           (13,365)              (242)

Change in unrealized gains (losses)             81,143             40,773            411,723            156,815            (13,147)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             81,305             41,620            401,468            143,450            (13,389)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          78,047  $          39,636  $         396,673  $         135,902  $           3,281
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Van Kampen
                                      Life Investment
                                          Trust
                                       Sub-Accounts              Van Kampen Life Investment Trust (Class II) Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                                         LIT Aggressive                         LIT Emerging        LIT Growth
                                          LIT Money          Growth          LIT Comstock          Growth           and Income
                                           Market        (Class II) (a)     (Class II) (a)     (Class II) (b)     (Class II) (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          11,842  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (24,130)            (1,003)            (7,402)            (2,399)            (5,134)
    Administrative expense                      (2,087)              (124)              (951)              (300)              (697)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (14,375)            (1,127)            (8,353)            (2,699)            (5,831)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        974,910                771             61,436              3,019             79,347
    Cost of investments sold                   974,910                756             60,432              2,886             77,151
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  -                 15              1,004                133              2,196

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    -                 15              1,004                133              2,196

Change in unrealized gains (losses)                  -             14,685            226,679             36,253            164,919
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                  -             14,700            227,683             36,386            167,115
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         (14,375) $          13,573  $         219,330  $          33,687  $         161,284
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------

                                             Wells Fargo Variable Trust Sub-Accounts
                                     -------------------------------------------------------
                                        Wells Fargo        Wells Fargo
                                          VT Asset          VT Equity         Wells Fargo
                                        Allocation           Income            VT Growth
                                     -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           8,780  $           3,335  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (6,180)            (2,402)            (2,128)
    Administrative expense                        (535)              (208)              (184)
                                     -----------------  -----------------  -----------------

      Net investment income (loss)               2,065                725             (2,312)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         58,200             56,943             23,134
    Cost of investments sold                    63,651             66,648             23,877
                                     -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             (5,451)            (9,705)              (743)

Realized gain distributions                          -              5,482                  -
                                     -----------------  -----------------  -----------------

      Net realized gains (losses)               (5,451)            (4,223)              (743)

Change in unrealized gains (losses)            106,814             50,010             43,299
                                     -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            101,363             45,787             42,556
                                     -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         103,428  $          46,512  $          40,244
                                     =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                       AIM V. I. Aggressive Growth         AIM V. I. Balanced             AIM V. I. Basic Value
                                      -----------------------------   -----------------------------   -----------------------------
                                           2003            2002           2003             2002           2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (37,756)  $     (43,000)  $      60,336   $     103,756   $     (26,930)  $     (18,123)
Net realized gains (losses)                (193,429)       (499,556)       (202,025)       (323,451)        (49,634)        (54,610)
Change in unrealized gains (losses)         935,965        (441,435)      1,189,240      (1,270,366)        732,364        (373,308)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           704,780        (983,991)      1,047,551      (1,490,061)        655,800        (446,041)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     56,373         135,775         337,731       1,070,860         127,084         477,066
Benefit payments                            (12,019)        (54,618)        (86,759)       (155,152)        (16,508)           (526)
Payments on termination                    (186,516)       (316,481)       (392,904)       (645,821)       (139,118)       (112,633)
Contract maintenance charge                  (3,452)         (3,561)         (6,348)         (5,508)         (3,583)         (1,219)
Transfers among the sub-accounts
  and with the Fixed Account - net           39,589          82,020         352,495       1,102,344         688,861       1,168,309
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (106,025)       (156,865)        204,215       1,366,723         656,736       1,530,997
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           598,755      (1,140,856)      1,251,766        (123,338)      1,312,536       1,084,956

NET ASSETS AT BEGINNING OF PERIOD         2,893,582       4,034,438       7,053,464       7,176,802       1,785,384         700,428
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   3,492,337   $   2,893,582   $   8,305,230   $   7,053,464   $   3,097,920   $   1,785,384
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               460,121         487,672         989,573         828,911         208,208          62,499
    Units issued                             44,250         135,323         148,553         402,073         133,212         196,087
    Units redeemed                          (61,789)       (162,874)       (130,216)       (241,411)        (65,247)        (50,378)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        442,582         460,121       1,007,910         989,573         276,173         208,208
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                            AIM V. I. Capital
                                           AIM V. I. Blue Chip                Appreciation            AIM V. I. Capital Development
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002             2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (71,699)  $     (74,360)  $    (106,932)  $    (116,365)  $     (10,963)  $     (12,380)
Net realized gains (losses)                (235,396)       (532,894)       (482,205)       (772,685)        (25,973)        (55,849)
Change in unrealized gains (losses)       1,575,113      (1,443,205)      2,596,161      (1,745,993)        305,708        (201,194)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         1,268,018      (2,050,459)      2,007,024      (2,635,043)        268,772        (269,423)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    124,145         435,968         389,855         661,979           8,453          44,030
Benefit payments                            (30,627)       (125,465)        (45,360)        (86,999)         (6,447)        (37,115)
Payments on termination                    (314,319)       (427,832)       (591,139)       (536,668)        (49,039)        (60,570)
Contract maintenance charge                  (9,615)         (9,225)         (7,071)         (6,993)           (666)           (614)
Transfers among the sub-accounts
  and with the Fixed Account - net          287,139         870,295          99,604          11,179         (23,611)         63,553
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 56,723         743,741        (154,111)         42,498         (71,310)          9,284
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,324,741      (1,306,718)      1,852,913      (2,592,545)        197,462        (260,139)

NET ASSETS AT BEGINNING OF PERIOD         5,406,722       6,713,440       7,413,691      10,006,236         837,400       1,097,539
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   6,731,463   $   5,406,722   $   9,266,604   $   7,413,691   $   1,034,862   $     837,400
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
  of period                               1,090,233         991,661       1,066,990       1,015,606         101,024         103,054
    Units issued                            174,404         403,541         158,905         355,019           7,483          28,182
    Units redeemed                         (176,370)       (304,969)       (149,768)       (303,635)        (15,050)        (30,212)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,088,267       1,090,233       1,076,127       1,066,990          93,457         101,024
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          AIM V. I. Core Equity        AIM V. I. Dent Demographics     AIM V. I. Diversified Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002             2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (36,656)  $    (134,326)  $     (16,860)  $     (18,874)  $     203,420   $     228,991
Net realized gains (losses)                (514,363)       (991,898)       (152,091)       (315,380)        (58,830)       (105,137)
Change in unrealized gains (losses)       2,919,857      (1,333,528)        587,941        (309,254)        135,135         (94,362)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         2,368,838      (2,459,752)        418,990        (643,508)        279,725          29,492
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    278,084         540,464          22,129         115,005         243,235         300,366
Benefit payments                           (168,970)       (360,311)         (8,878)        (75,859)        (61,631)        (87,955)
Payments on termination                    (915,761)       (839,818)        (88,186)       (133,459)       (279,385)       (430,852)
Contract maintenance charge                  (9,751)        (10,121)         (1,318)         (1,374)         (1,803)         (1,497)
Transfers among the sub-accounts
  and with the Fixed Account - net          126,494        (652,259)         56,011         (79,317)        404,651         401,163
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (689,904)     (1,322,045)        (20,242)       (175,004)        305,067         181,225
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,678,934      (3,781,797)        398,748        (818,512)        584,792         210,717

NET ASSETS AT BEGINNING OF PERIOD        11,066,083      14,847,880       1,200,748       2,019,260       3,569,645       3,358,928
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  12,745,017   $  11,066,083   $   1,599,496   $   1,200,748   $   4,154,437   $   3,569,645
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,313,004       1,414,433         335,563         379,548         324,463         302,828
    Units issued                            140,750         281,977          43,609          76,923         101,652         160,951
    Units redeemed                         (196,237)       (383,406)        (53,220)       (120,908)        (74,160)       (139,316)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,257,517       1,313,004         325,952         335,563         351,955         324,463
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                          AIM V. I. Government
                                       AIM V. I. Global Utilities              Securities                    AIM V. I. Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      35,381   $      28,432   $      86,993   $      80,684   $     (70,582)  $     (81,701)
Net realized gains (losses)                (151,137)       (331,490)        150,496          77,922        (688,500)     (1,059,188)
Change in unrealized gains (losses)         343,500        (263,760)       (261,850)        448,447       2,145,998      (1,310,865)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           227,744        (566,818)        (24,361)        607,053       1,386,916      (2,451,754)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     16,785         118,440         383,649       1,037,877         105,490         246,034
Benefit payments                             (4,222)        (30,024)        (51,904)        (69,159)        (95,134)       (127,688)
Payments on termination                     (73,986)       (254,601)       (591,263)     (1,032,060)       (399,413)       (345,344)
Contract maintenance charge                  (1,235)         (1,431)         (3,777)         (2,654)         (5,501)         (5,787)
Transfers among the sub-accounts
  and with the Fixed Account - net          (63,898)         35,562        (636,169)      3,515,702         102,771        (157,673)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (126,556)       (132,054)       (899,464)      3,449,706        (291,787)       (390,458)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           101,188        (698,872)       (923,825)      4,056,759       1,095,129      (2,842,212)

NET ASSETS AT BEGINNING OF PERIOD         1,430,035       2,128,907       9,278,126       5,221,367       4,894,153       7,736,365
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,531,223   $   1,430,035   $   8,354,301   $   9,278,126   $   5,989,282   $   4,894,153
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               215,199         235,277         738,673         446,714         916,035         953,855
    Units issued                             14,835          78,356         200,367         504,011         109,613         168,670
    Units redeemed                          (32,545)        (98,434)       (264,705)       (212,052)       (146,556)       (206,490)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        197,489         215,199         674,335         738,673         879,092         916,035
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               VAIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                         AIM V. I. International              AIM V. I. Mid
                                          AIM V. I. High Yield                   Growth                      Cap Core Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     115,055   $     (11,468)  $     (30,420)  $     (32,013)  $     (10,688)  $      (5,985)
Net realized gains (losses)                 (11,477)        (62,031)       (271,079)       (366,997)          6,090         (14,430)
Change in unrealized gains (losses)         249,367           3,551       1,295,478        (375,727)        204,971         (77,355)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           352,945         (69,948)        993,979        (774,737)        200,373         (97,770)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     69,445         118,248         131,049         357,198          53,477          58,383
Benefit payments                                  -          (3,166)        (34,717)        (88,872)         (8,045)              -
Payments on termination                    (143,684)        (94,025)       (351,493)       (200,611)        (35,464)        (57,315)
Contract maintenance charge                    (892)           (629)         (3,203)         (3,050)           (570)           (198)
Transfers among the sub-accounts
  and with the Fixed Account - net          821,482         197,041          99,650          (2,807)        317,241         556,823
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                746,351         217,469        (158,714)         61,858         326,639         557,693
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,099,296         147,521         835,265        (712,879)        527,012         459,923

NET ASSETS AT BEGINNING OF PERIOD           938,757         791,236       3,736,288       4,449,167         579,088         119,165
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,038,053   $     938,757   $   4,571,553   $   3,736,288   $   1,106,100   $     579,088
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               131,185         103,978         537,600         515,728          58,412          10,488
    Units issued                            142,770          74,823          92,014         112,395          45,104          71,840
    Units redeemed                          (49,190)        (47,616)        (96,310)        (90,523)        (13,792)        (23,916)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        224,765         131,185         533,304         537,600          89,724          58,412
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         AIM V. I. Money Market         AIM V. I. New Technology         AIM V. I. Premier Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (26,517)  $      (3,247)  $     (12,720)  $     (12,969)  $    (163,869)  $    (196,653)
Net realized gains (losses)                       -               -        (277,598)       (750,166)     (1,010,508)     (2,143,279)
Change in unrealized gains (losses)               -               -         717,969          63,286       4,577,479      (5,326,623)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           (26,517)         (3,247)        427,651        (699,849)      3,403,102      (7,666,555)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     53,534          58,788           2,915          56,928         307,433         972,040
Benefit payments                           (105,716)       (196,501)        (13,024)        (30,268)       (230,254)       (395,449)
Payments on termination                    (777,711)       (869,716)        (66,909)       (174,659)     (1,116,389)     (1,263,500)
Contract maintenance charge                  (1,971)         (2,545)         (1,122)         (1,179)        (17,752)        (19,379)
Transfers among the sub-accounts
  and with the Fixed Account - net         (635,236)        517,242         141,523          23,361             328        (658,083)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (1,467,100)       (492,732)         63,383        (125,817)     (1,056,634)     (1,364,371)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,493,617)       (495,979)        491,034        (825,666)      2,346,468      (9,030,926)

NET ASSETS AT BEGINNING OF PERIOD         4,670,018       5,165,997         791,390       1,617,056      15,319,864      24,350,790
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   3,176,401   $   4,670,018   $   1,282,424   $     791,390   $  17,666,332   $  15,319,864
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               417,641         460,112         139,103         154,011       2,133,493       2,182,906
    Units issued                            191,939         542,926          26,641          27,174         143,393         464,266
    Units redeemed                         (321,801)       (585,397)        (16,071)        (42,082)       (249,626)       (513,679)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        287,779         417,641         149,673         139,103       2,027,260       2,133,493
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          AIM V. I. Aggressive
                                                Growth II                 AIM V. I. Balanced II         AIM V. I. Basic Value II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $        (327)  $          (9)  $       7,234   $       1,563   $      (5,049)  $        (177)
Net realized gains (losses)                      59             744           1,050               7           4,665               8
Change in unrealized gains (losses)           6,218             (45)         34,139          (1,955)        114,236            (270)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             5,950             690          42,423            (385)        113,852            (439)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     19,629               -         440,265          48,254         821,142          41,292
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -          (4,271)           (300)        (56,920)           (227)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net              405           2,273          56,120          22,081         163,058          30,763
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 20,034           2,273         492,114          70,035         927,280          71,828
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            25,984           2,963         534,537          69,650       1,041,132          71,389

NET ASSETS AT BEGINNING OF PERIOD             2,963               -          69,650               -          71,389               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $      28,947   $       2,963   $     604,187   $      69,650   $   1,112,521   $      71,389
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   369               -           8,424               -           9,333               -
    Units issued                              2,531             369          55,835           8,460          91,704           9,370
    Units redeemed                               (4)              -            (484)            (36)         (5,044)            (37)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period          2,896             369          63,775           8,424          95,993           9,333
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                            AIM V. I. Capital               AIM V. I. Capital
                                         AIM V. I. Blue Chip II              Appreciation II                 Development II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,790)  $        (109)  $      (1,355)  $          (5)  $         (75)  $          (3)
Net realized gains (losses)                   2,695               8             246               -             356               -
Change in unrealized gains (losses)          41,447          (1,260)         24,709            (166)          1,417             (48)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            41,352          (1,361)         23,600            (171)          1,698             (51)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    168,592          28,712         278,886               -           3,013               -
Benefit payments                                  -               -               -               -               -               -
Payments on termination                      (2,626)           (228)         (3,201)              -          (3,303)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          106,918           8,285         120,864           4,751             285           3,067
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                272,884          36,769         396,549           4,751              (5)          3,067
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           314,236          35,408         420,149           4,580           1,693           3,016

NET ASSETS AT BEGINNING OF PERIOD            35,408               -           4,580               -           3,016               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     349,644   $      35,408   $     424,729   $       4,580   $       4,709   $       3,016
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 4,596               -             616               -             390               -
    Units issued                             33,988           4,628          37,283             616             449             390
    Units redeemed                           (1,648)            (32)           (443)              -            (379)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         36,936           4,596          37,456             616             460             390
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                             AIM V. I. Dent               AIM V. I. Diversified
                                        AIM V. I. Core Equity II             Demographics II                    Income II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003          2002 (h)          2003          2002 (h)          2003          2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $         221   $          (3)  $        (567)  $         (28)  $      10,163   $       3,347
Net realized gains (losses)                     401              15             274              (1)             12               -
Change in unrealized gains (losses)          10,791             687           9,218            (375)         (2,669)         (1,565)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            11,413             699           8,925            (404)          7,506           1,782
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     78,105          20,634          54,446               -         121,150          35,425
Benefit payments                                  -               -               -               -               -               -
Payments on termination                      (2,012)           (570)           (475)              -          (2,137)           (394)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (9,452)          6,133           5,122           9,342          18,994          11,070
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 66,641          26,197          59,093           9,342         138,007          46,101
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            78,054          26,896          68,018           8,938         145,513          47,883

NET ASSETS AT BEGINNING OF PERIOD            26,896               -           8,938               -          47,883               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     104,950   $      26,896   $      76,956   $       8,938   $     193,396   $      47,883
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 3,241               -           1,340               -           4,785               -
    Units issued                              8,618           3,316           7,250           1,340          13,431           4,826
    Units redeemed                           (1,541)            (75)            (53)              -            (241)            (41)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         10,318           3,241           8,537           1,340          17,975           4,785
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                AIM V. I.
                                      AIM V. I. Global Utilities II      Government Securities II          AIM V. I. Growth II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003         2002 (h)         2003         2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       2,179   $         731   $      35,654   $      17,931   $        (869)  $         (11)
Net realized gains (losses)                     282               8           4,935              31           2,841              (1)
Change in unrealized gains (losses)           7,946             419         (57,596)          9,371          14,301            (304)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            10,407           1,158         (17,007)         27,333          16,273            (316)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     53,729          22,067       2,584,008       1,772,719          58,069             100
Benefit payments                                  -               -               -               -               -               -
Payments on termination                      (2,704)           (151)       (709,474)           (894)         (4,777)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net            1,326            (868)        515,440          26,145          13,420           7,857
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 52,351          21,048       2,389,974       1,797,970          66,712           7,957
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            62,758          22,206       2,372,967       1,825,303          82,985           7,641

NET ASSETS AT BEGINNING OF PERIOD            22,206               -       1,825,303               -           7,641               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $      84,964   $      22,206   $   4,198,270   $   1,825,303   $      90,626   $       7,641
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 2,830               -         169,606               -           1,126               -
    Units issued                              6,774           2,866         309,308         169,689           9,886           1,126
    Units redeemed                             (358)            (36)        (86,555)            (83)           (636)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period          9,246           2,830         392,359         169,606          10,376           1,126
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                AIM V. I.                       AIM V. I.
                                         AIM V. I. High Yield II         International Growth II         Mid Cap Core Equity II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      39,307   $         (19)  $        (861)  $           6   $        (665)  $         (29)
Net realized gains (losses)                  25,783               -          42,017              (1)            670              (1)
Change in unrealized gains (losses)          (7,449)            287          13,230             (39)         10,400              (2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            57,641             268          54,386             (34)         10,405             (32)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    135,675               -          80,135           1,736          44,275             100
Benefit payments                                  -               -               -               -               -               -
Payments on termination                        (281)              -        (537,980)              -            (491)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          432,352          10,636         504,494             163          33,106          11,145
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                567,746          10,636          46,649           1,899          76,890          11,245
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           625,387          10,904         101,035           1,865          87,295          11,213

NET ASSETS AT BEGINNING OF PERIOD            10,904               -           1,865               -          11,213               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     636,291   $      10,904   $     102,900   $       1,865   $      98,508   $      11,213
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 1,174               -             225               -           1,282               -
    Units issued                            274,022           1,174         300,766             225           7,762           1,282
    Units redeemed                         (220,854)              -        (291,212)              -             (45)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         54,342           1,174           9,779             225           8,999           1,282
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                AIM V. I.
                                        AIM V. I. Money Market II           New Technology II          AIM V. I. Premier Equity II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (6,818)  $        (371)  $        (146)  $           -   $        (984)  $          11
Net realized gains (losses)                       -               -              25               -             114              (1)
Change in unrealized gains (losses)               -               -           3,836              (2)         21,307            (308)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            (6,818)           (371)          3,715              (2)         20,437            (298)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,482,111         238,165           5,941               -         120,366           8,250
Benefit payments                                  -               -               -               -               -               -
Payments on termination                  (1,037,567)           (125)              -               -            (350)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (113,855)          1,485           4,938              25          42,418           2,206
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                330,689         239,525          10,879              25         162,434          10,456
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           323,871         239,154          14,594              23         182,871          10,158

NET ASSETS AT BEGINNING OF PERIOD           239,154               -              23               -          10,158               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     563,025   $     239,154   $      14,617   $          23   $     193,029   $      10,158
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                24,062               -               4               -           1,484               -
    Units issued                            635,133          24,075           1,640               4          20,206           1,484
    Units redeemed                         (601,878)            (13)              -               -             (48)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         57,317          24,062           1,644               4          21,642           1,484
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Delaware Group Premium
                                       AllianceBernstein Variable Product Series Fund Sub-Accounts       Fund, Inc. Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                        Alliance        Alliance        Alliance
                                        Alliance        Bernstein       Bernstein       Bernstein
                                        Bernstein        Growth &        Premier        Small Cap             Delaware VIP
                                         Growth          Income          Growth           Value            GP Small Cap Value
                                      -------------   -------------   -------------   -------------   -----------------------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)          $        (547)  $      (2,721)  $        (271)  $      (2,741)  $     (18,194)  $         250
Net realized gains (losses)                      15              32               6             103           4,556            (931)
Change in unrealized gains (losses)           8,641          72,509           3,683          79,464         742,656        (132,583)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             8,109          69,820           3,418          76,826         729,018        (133,264)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    194,521         852,397          42,300         965,505         171,221         706,287
Benefit payments                                  -               -               -               -          (3,809)              -
Payments on termination                        (184)            (40)              -            (274)       (118,101)        (75,758)
Contract maintenance charge                       -               -               -               -          (1,671)           (533)
Transfers among the sub-accounts
  and with the Fixed Account - net           40,835         201,706          25,856          73,533         270,136         509,870
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                235,172       1,054,063          68,156       1,038,764         317,776       1,139,866
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           243,281       1,123,883          71,574       1,115,590       1,046,794       1,006,602

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -       1,589,303         582,701
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     243,281   $   1,123,883   $      71,574   $   1,115,590   $   2,636,097   $   1,589,303
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -         133,174          45,515
    Units issued                             19,600          91,885           6,229          82,056          42,876         101,857
    Units redeemed                              (53)           (332)              -             (55)        (18,504)        (14,198)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         19,547          91,553           6,229          82,001         157,546         133,174
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Delaware Group Premium       Dreyfus Socially Responsible         Dreyfus Stock Index
                                         Fund, Inc. Sub-Accounts      Growth Fund, Inc. Sub-Account         Fund Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------
                                                                            Dreyfus Socially
                                          Delaware VIP GP Trend          Responsible Growth Fund         Dreyfus Stock Index Fund
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (8,743)  $      (4,031)  $      (2,519)  $      (2,153)  $      12,207   $       8,957
Net realized gains (losses)                  (4,315)        (15,463)        (11,261)        (17,206)        (46,664)        (25,366)
Change in unrealized gains (losses)         225,628         (46,702)         63,454         (56,834)      1,173,721        (681,992)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           212,570         (66,196)         49,674         (76,193)      1,139,264        (698,401)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     96,168         243,044           5,825          13,261         379,841       1,408,882
Benefit payments                             (2,723)              -               -               -          (3,906)              -
Payments on termination                     (35,060)        (18,160)        (10,538)        (22,697)       (244,963)       (114,658)
Contract maintenance charge                    (375)           (142)           (257)           (233)         (2,692)         (1,182)
Transfers among the sub-accounts
  and with the Fixed Account - net          160,393         144,491          16,686          49,945         489,677       1,717,280
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                218,403         369,233          11,716          40,276         617,957       3,010,322
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           430,973         303,037          61,390         (35,917)      1,757,221       2,311,921

NET ASSETS AT BEGINNING OF PERIOD           490,348         187,311         197,092         233,009       3,824,010       1,512,089
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     921,321   $     490,348   $     258,482   $     197,092   $   5,581,231   $   3,824,010
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                80,076          24,184          39,724          32,951         611,362         185,335
    Units issued                             49,953          65,461           6,455          14,292         194,373         470,795
    Units redeemed                          (17,255)         (9,569)         (4,310)         (7,519)       (101,813)        (44,768)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        112,774          80,076          41,869          39,724         703,922         611,362
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Dreyfus Variable Investment Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                        VIF Capital Appreciation           VIF Growth & Income              VIF Money Market
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       2,074   $       1,541   $           -   $           1   $     (18,794)  $           -
Net realized gains (losses)                  (3,476)         (4,693)            (10)             (1)              -               -
Change in unrealized gains (losses)         135,642         (90,603)             21             (21)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           134,240         (93,755)             11             (21)        (18,794)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     11,087         202,525               -              99          94,269             100
Benefit payments                                  -               -               -               -         (32,589)              -
Payments on termination                     (13,706)         (8,505)            (87)              -        (146,086)              -
Contract maintenance charge                    (208)           (109)             (1)              -          (1,264)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          135,455         236,687              (1)              -       4,070,332               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                132,628         430,598             (89)             99       3,984,662             100
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           266,868         336,843             (78)             78       3,965,868             100

NET ASSETS AT BEGINNING OF PERIOD           585,201         248,358              78               -             100               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     852,069   $     585,201   $           -   $          78   $   3,965,968   $         100
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                80,006          27,925              12               -              10               -
    Units issued                             21,753          57,212               -              12         618,589              10
    Units redeemed                           (4,404)         (5,131)            (12)              -        (220,271)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         97,355          80,006               -              12         398,328              10
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                              VIP Contrafund                VIP Equity-Income                  VIP Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (17,388)  $      (9,933)  $      11,663   $      (7,853)  $     (28,215)  $     (21,971)
Net realized gains (losses)                 (14,877)        (13,179)        (16,138)         (1,851)       (108,056)        (64,861)
Change in unrealized gains (losses)         556,006        (135,782)      1,001,884        (422,608)        907,953        (660,322)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           523,741        (158,894)        997,409        (432,312)        771,682        (747,154)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    410,098         808,672         185,874       1,262,183         399,274       1,104,466
Benefit payments                             (4,078)              -         (12,830)              -            (929)           (700)
Payments on termination                    (121,434)        (65,734)       (153,805)        (99,088)       (137,513)       (100,374)
Contract maintenance charge                  (1,695)           (661)         (2,170)           (868)         (1,545)           (674)
Transfers among the sub-accounts
  and with the Fixed Account - net          234,090         408,472         702,316       1,129,372         177,147         694,765
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                516,981       1,150,749         719,385       2,291,599         436,434       1,697,483
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,040,722         991,855       1,716,794       1,859,287       1,208,116         950,329

NET ASSETS AT BEGINNING OF PERIOD         1,721,511         729,656       2,856,988         997,701       2,430,308       1,479,979
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,762,233   $   1,721,511   $   4,573,782   $   2,856,988   $   3,638,424   $   2,430,308
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               228,534          86,426         343,378          98,345         480,356         202,157
    Units issued                            107,291         178,294         152,425         290,702         222,577         349,360
    Units redeemed                          (45,420)        (36,186)        (68,680)        (45,669)       (152,934)        (71,161)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        290,405         228,534         427,123         343,378         549,999         480,356
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VIP Growth Opportunities            VIP High Income                  VIP Index 500
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,908)  $      (1,332)  $      20,359   $      12,986   $         972   $      (5,423)
Net realized gains (losses)                 (18,940)         (5,578)          2,686            (693)        (27,091)        (22,465)
Change in unrealized gains (losses)         108,665         (59,978)         76,359          (2,046)        411,611        (211,973)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            87,817         (66,888)         99,404          10,247         385,492        (239,861)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     83,932         111,006         176,387         143,632         232,794         754,410
Benefit payments                             (2,518)              -            (573)              -               -         (13,273)
Payments on termination                     (15,443)        (11,876)        (35,303)         (2,887)       (124,552)        (27,274)
Contract maintenance charge                    (273)           (150)           (198)            (86)           (618)           (218)
Transfers among the sub-accounts
  and with the Fixed Account - net           41,728          82,530          34,066          20,115         253,287         293,735
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                107,426         181,510         174,379         160,774         360,911       1,007,380
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           195,243         114,622         273,783         171,021         746,403         767,519

NET ASSETS AT BEGINNING OF PERIOD           299,632         185,010         321,617         150,596       1,297,744         530,225
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     494,875   $     299,632   $     595,400   $     321,617   $   2,044,147   $   1,297,744
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                49,139          23,416          43,029          20,582         215,402          67,571
    Units issued                             29,734          30,875          28,744          23,181          88,487         186,072
    Units redeemed                          (15,592)         (5,152)         (8,388)           (734)        (36,319)        (38,241)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         63,281          49,139          63,385          43,029         267,570         215,402
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Franklin Templeton
                                                                                                       Variable Insurance Products
                                          Fidelity Variable Insurance Products Fund Sub-Accounts           Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                        Franklin        Franklin
                                                                                                         Growth          Small
                                                                                                       and Income       Cap Value
                                        VIP Investment Grade Bond              VIP Overseas            Securities      Securities
                                      -----------------------------   -----------------------------   -------------   -------------
                                          2003            2002            2003            2002           2003 (b)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      43,633   $         234   $      (3,613)  $      (3,892)  $      (4,571)  $      (2,067)
Net realized gains (losses)                  39,320           2,841         (19,756)        (13,982)          6,331           2,873
Change in unrealized gains (losses)          (5,186)        109,430         311,915        (116,766)        153,235          60,981
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            77,767         112,505         288,546        (134,640)        154,995          61,787
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    632,395       1,046,049          46,536         290,856       1,466,085         825,415
Benefit payments                                  -               -               -            (439)              -               -
Payments on termination                     (66,421)        (38,421)        (53,988)        (19,389)         (5,016)           (349)
Contract maintenance charge                    (738)           (207)           (435)           (248)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          171,794         332,932          52,252         156,566         304,143          67,225
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                737,030       1,340,353          44,365         427,346       1,765,212         892,291
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           814,797       1,452,858         332,911         292,706       1,920,207         954,078

NET ASSETS AT BEGINNING OF PERIOD         1,750,423         297,565         682,555         389,849               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,565,220   $   1,750,423   $   1,015,466   $     682,555   $   1,920,207   $     954,078
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               143,699          26,618         120,941          54,703               -               -
    Units issued                            118,879         138,436          56,631          80,138         159,898          66,289
    Units redeemed                          (59,873)        (21,355)        (50,304)        (13,900)        (17,008)           (951)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        202,705         143,699         127,268         120,941         142,890          65,338
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                            Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                                                        Templeton
                                                                                                        Developing
                                                                                                         Markets
                                         Mutual Shares Securities       Templeton Asset Strategy       Securities
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002           2003 (b)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,718)  $           -   $       4,276   $       1,263   $        (545)
Net realized gains (losses)                   1,746               -             959          (9,618)            265
Change in unrealized gains (losses)         123,818               3          90,633          (6,584)         25,126
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           119,846               3          95,868         (14,939)         24,846
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,398,238             470          15,376          87,990         196,395
Benefit payments                                  -               -               -               -               -
Payments on termination                      (2,492)              -         (12,331)         (3,090)           (231)
Contract maintenance charge                       -               -            (181)            (58)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          279,199               -          99,414          27,223          15,670
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              1,674,945             470         102,278         112,065         211,834
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,794,791             473         198,146          97,126         236,680

NET ASSETS AT BEGINNING OF PERIOD               473               -         226,517         129,391               -
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,795,264   $         473   $     424,663   $     226,517   $     236,680
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                    53               -          25,836          13,934               -
    Units issued                            150,274              53          13,961          23,046          14,145
    Units redeemed                           (9,180)              -          (2,627)        (11,144)           (151)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        141,147              53          37,170          25,836          13,994
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Franklin Templeton
                                          Variable Insurance Products     Goldman Sachs Variable        HSBC Variable Insurance
                                              Trust Sub-Accounts        Insurance Trust Sub-Account       Funds Sub-Accounts
                                      -----------------------------   -----------------------------   -----------------------------
                                                Templeton
                                            Foreign Securities          VIT CORE Small Cap Equity        HSBC VI Cash Management
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002           2003 (c)         2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       2,578   $       1,555   $           -   $           -   $      (8,512)  $      (9,097)
Net realized gains (losses)                 (15,776)        (13,434)             14              (1)              -               -
Change in unrealized gains (losses)         320,698        (132,620)             13             (13)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           307,500        (144,499)             27             (14)         (8,512)         (9,097)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    558,005         337,584               -             100         199,053       1,411,830
Benefit payments                                  -               -               -               -        (115,148)              -
Payments on termination                    (115,971)        (19,440)           (110)              -        (158,327)       (266,191)
Contract maintenance charge                    (531)           (213)             (2)              -            (268)           (377)
Transfers among the sub-accounts
  and with the Fixed Account - net          223,844         207,299              (1)              -      (2,914,700)        776,769
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                665,347         525,230            (113)            100      (2,989,390)      1,922,031
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           972,847         380,731             (86)             86      (2,997,902)      1,912,934

NET ASSETS AT BEGINNING OF PERIOD           773,466         392,735              86               -       2,997,902       1,084,968
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,746,313   $     773,466   $           -   $          86   $           -   $   2,997,902
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               110,201          44,999              10               -         291,758         105,129
    Units issued                             88,819          74,279               -              10          65,954         283,011
    Units redeemed                          (31,083)         (9,077)            (10)              -        (357,712)        (96,382)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        167,937         110,201               -              10               -         291,758
                                      =============   =============   =============   =============   =============   =============

(c) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           LSA Variable Series
                                               HSBC Variable Insurance Funds Sub-Accounts                   Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           LSA
                                                                                                        Aggressive     LSA Equity
                                          HSBC VI Fixed Income           HSBC VI Growth & Income          Growth         Growth
                                      -----------------------------   -----------------------------   -------------   -------------
                                        2003 (c)          2002          2003 (c)          2002          2003 (b)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       5,989   $      19,505   $      (3,110)  $     (16,744)  $      (1,733)  $      (1,336)
Net realized gains (losses)                  75,791           5,416        (546,784)        (35,408)             (6)          1,528
Change in unrealized gains (losses)         (75,511)         78,375         634,413        (467,722)         22,097          20,104
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             6,269         103,296          84,519        (519,874)         20,358          20,296
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits                                     17,920         704,433          18,741         458,451         457,261         319,975
Benefit payments                                  -          (3,893)              -               -               -               -
Payments on termination                     (23,140)        (19,651)        (27,716)        (90,325)              -            (702)
Contract maintenance charge                    (305)           (308)           (653)         (1,015)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,707,557)        383,636      (1,809,340)        364,336          36,202          81,539
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (1,713,082)      1,064,217      (1,818,968)        731,447         493,463         400,812
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,706,813)      1,167,513      (1,734,449)        211,573         513,821         421,108

NET ASSETS AT BEGINNING OF PERIOD         1,706,813         539,300       1,734,449       1,522,876               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $           -   $   1,706,813   $           -   $   1,734,449   $     513,821   $     421,108
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               149,374          51,238         280,931         182,882               -               -
    Units issued                             19,066         117,650          19,059         130,022          39,485          38,092
    Units redeemed                         (168,440)        (19,514)       (299,990)        (31,973)            (10)         (3,499)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         149,374               -         280,931          39,475          34,593
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(c) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                      LSA Variable
                                      Series Trust
                                      Sub-Accounts              MFS Variable Insurance Trust Sub-Accounts
                                      -------------   -------------------------------------------------------------
                                       LSA Mid Cap
                                          Value                 MFS Bond                   MFS Emerging Growth
                                      -------------   -----------------------------   -----------------------------
                                        2003 (b)          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,666)  $      64,296   $      30,209   $           -   $           -
Net realized gains (losses)                  32,903          17,497            (307)             (9)             (1)
Change in unrealized gains (losses)          29,503          25,596          42,389              25             (25)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            60,740         107,389          72,291              16             (26)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    762,561         203,660         626,702               -             100
Benefit payments                                  -               -               -               -               -
Payments on termination                      (2,128)        (89,980)        (48,175)            (88)              -
Contract maintenance charge                       -            (362)           (152)             (1)              -
Transfers among the sub-accounts
  and with the Fixed Account - net           72,162         148,844         354,483              (1)              -
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                832,595         262,162         932,858             (90)            100
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           893,335         369,551       1,005,149             (74)             74

NET ASSETS AT BEGINNING OF PERIOD                 -       1,208,874         203,725              74               -
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     893,335   $   1,578,425   $   1,208,874   $           -   $          74
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
     of period                                    -         100,799          18,271              21               -
    Units issued                             61,731          65,285          98,067               -              21
    Units redeemed                           (2,850)        (44,189)        (15,539)            (21)              -
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         58,881         121,895         100,799               -              21
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                MFS Variable Insurance Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                             MFS High Income               MFS Investors Trust              MFS New Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,195   $       6,088   $      (3,451)  $      (2,764)  $      (5,666)  $      (3,705)
Net realized gains (losses)                    (370)         (6,091)         (4,565)        (16,828)         (5,635)        (13,694)
Change in unrealized gains (losses)          15,089            (106)        116,073         (75,624)        139,150         (95,486)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            18,914            (109)        108,057         (95,216)        127,849        (112,885)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     61,700          72,216          97,851         266,289          77,374         224,699
Benefit payments                                  -          (7,796)              -               -               -               -
Payments on termination                      (2,931)        (13,110)        (14,386)         (3,337)        (14,952)         (6,295)
Contract maintenance charge                     (91)            (42)           (245)           (162)           (169)            (79)
Transfers among the sub-accounts
  and with the Fixed Account - net           (1,669)        (55,619)         12,163          73,217          17,439         104,733
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 57,009          (4,351)         95,383         336,007          79,692         323,058
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            75,923          (4,460)        203,440         240,791         207,541         210,173

NET ASSETS AT BEGINNING OF PERIOD            91,656          96,116         463,422         222,631         371,644         161,471
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     167,579   $      91,656   $     666,862   $     463,422   $     579,185   $     371,644
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 9,733          10,338          73,504          27,560          66,033          19,369
    Units issued                             10,050          10,112          26,218          61,959          27,111          68,158
    Units redeemed                           (4,506)        (10,717)        (12,032)        (16,015)        (15,211)        (21,494)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         15,277           9,733          87,690          73,504          77,933          66,033
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                         Global          Global
                                        Aggressive      Dividend                        European        Advantage       Dividend
                                      Equity (Class   Growth (Class   Equity (Class   Growth (Class      (Class       Growth (Class
                                        Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,801)  $       1,065   $      (1,690)  $        (626)  $        (203)  $        (441)
Net realized gains (losses)                   2,282           1,770              71              24              52              12
Change in unrealized gains (losses)          38,211          74,079          26,617          23,678           4,829          17,374
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            38,692          76,914          24,998          23,076           4,678          16,945
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    503,911         849,231         367,183         265,591          68,342         288,047
Benefit payments                                  -               -               -               -               -               -
Payments on termination                     (52,587)        (51,699)           (241)            (16)            (73)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          208,298          44,934         101,531          27,121           1,617          20,425
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                659,622         842,466         468,473         292,696          69,886         308,472
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           698,314         919,380         493,471         315,772          74,564         325,417

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     698,314   $     919,380   $     493,471   $     315,772   $      74,564   $     325,417
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -               -               -
    Units issued                             62,461          80,096          42,624          24,940           6,974          25,286
    Units redeemed                           (5,247)         (4,881)           (970)            (11)         (1,043)           (158)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         57,214          75,215          41,654          24,929           5,931          25,128
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                         Income                         Limited
                                          High           Builder       Information      Duration          Money          Pacific
                                      Yield (Class       (Class          (Class          (Class       Market (Class   Growth (Class
                                        Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       6,009   $       1,711   $        (291)  $       4,924   $      (2,680)  $        (294)
Net realized gains (losses)                   1,534              23              12             (11)              -              17
Change in unrealized gains (losses)           9,369          12,752           5,349          (2,939)              -           5,415
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            16,912          14,486           5,070           1,974          (2,680)          5,138
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    429,029          75,971          90,589         467,861       1,861,377          89,458
Benefit payments                                  -               -               -               -               -               -
Payments on termination                     (51,874)              -               -          (2,261)              -             (16)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           21,177         131,687             727         500,219      (1,158,061)         39,400
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                398,332         207,658          91,316         965,819         703,316         128,842
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           415,244         222,144          96,386         967,793         700,636         133,980

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     415,244   $     222,144   $      96,386   $     967,793   $     700,636   $     133,980
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -               -               -
    Units issued                             41,516          19,189           6,455         170,538         229,000           9,692
    Units redeemed                           (4,752)           (114)              -         (73,667)       (158,409)            (68)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         36,764          19,075           6,455          96,871          70,591           9,624
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Variable                       Oppenheimer Variable Account
                                             Investment Series (Class Y Shares) Sub-Accounts                Funds Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                        Quality
                                         Income          S&P 500        Strategist      Utilites
                                       Plus (Class    Index (Class       (Class          (Class                Oppenheimer
                                        Y Shares)       Y Shares)       Y Shares)       Y Shares)           Aggressive Growth
                                      -------------   -------------   -------------   -------------   -----------------------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,214   $      (2,942)  $         286   $         662   $     (18,221)  $      (7,618)
Net realized gains (losses)                       9           1,822              16               3         (59,422)        (26,906)
Change in unrealized gains (losses)           3,042          71,133          14,832           4,707         381,515        (321,148)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             7,265          70,013          15,134           5,372         303,872        (355,672)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    166,112       1,072,178         218,726          76,259         177,056         517,325
Benefit payments                                  -               -               -               -          (4,623)              -
Payments on termination                      (2,230)        (51,833)            (98)              -         (91,083)        (47,003)
Contract maintenance charge                       -               -               -               -            (962)           (619)
Transfers among the sub-accounts
  and with the Fixed Account - net          267,840         141,048          49,545          27,848          (7,624)        316,851
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                431,722       1,161,393         268,173         104,107          72,764         786,554
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           438,987       1,231,406         283,307         109,479         376,636         430,882

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -       1,283,680         852,798
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     438,987   $   1,231,406   $     283,307   $     109,479   $   1,660,316   $   1,283,680
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -         289,539         137,154
    Units issued                             44,085         106,950          23,592           9,536          72,914         178,775
    Units redeemed                           (1,432)         (5,036)             (9)              -         (60,505)        (26,390)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding at end of period           42,653         101,914          23,583           9,536         301,948         289,539
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Oppenheimer Variable Account Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                              Oppenheimer
                                            Oppenheimer Bond              Capital Appreciation        Oppenheimer Global Securities
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      56,096   $      32,312   $     (11,717)  $      (7,079)  $      (3,981)  $      (4,023)
Net realized gains (losses)                   4,624          (1,705)        (25,231)        (35,274)         (8,329)         (9,139)
Change in unrealized gains (losses)          14,152          39,178         381,342        (270,053)        271,070        (126,453)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            74,872          69,785         344,394        (312,406)        258,760        (139,615)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    311,609         727,986         267,677         440,452         152,227         286,881
Benefit payments                               (996)        (43,585)           (543)              -               -               -
Payments on termination                     (53,562)        (10,687)        (46,654)        (20,201)        (13,471)        (10,181)
Contract maintenance charge                    (531)           (240)           (595)           (258)           (276)           (132)
Transfers among the sub-accounts
  and with the Fixed Account - net          (82,315)        222,225         105,866          99,989          46,402          63,816
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                174,205         895,699         325,751         519,982         184,882         340,384
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           249,077         965,484         670,145         207,576         443,642         200,769

NET ASSETS AT BEGINNING OF PERIOD         1,245,339         279,855       1,040,800         833,224         544,292         343,523
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,494,416   $   1,245,339   $   1,710,945   $   1,040,800   $     987,934   $     544,292
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               106,484          25,776         186,591         107,889          84,641          41,075
    Units issued                             52,427         131,470          83,012         109,405          36,952          61,217
    Units redeemed                          (37,727)        (50,762)        (32,394)        (30,703)        (12,817)        (17,651)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        121,184         106,484         237,209         186,591         108,776          84,641
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Oppenheimer Variable Account Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                         Oppenheimer Main Street
                                         Oppenheimer High Income       Oppenheimer Main Street (d)           Small Cap Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      29,874   $      26,857   $     (12,932)  $     (15,209)  $     (10,076)  $      (4,908)
Net realized gains (losses)                    (658)         (5,418)        (25,446)        (34,548)          1,605          (5,522)
Change in unrealized gains (losses)          85,802         (33,546)        813,265        (453,939)        308,447         (73,334)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           115,018         (12,107)        774,887        (503,696)        299,976         (83,764)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    115,009         209,298         287,059       1,222,656         250,460         301,034
Benefit payments                                  -               -         (33,310)         (1,266)              -          (8,018)
Payments on termination                      (9,516)        (11,159)       (115,795)       (136,251)        (19,195)         (9,819)
Contract maintenance charge                    (127)            (33)         (3,215)         (1,400)           (250)           (120)
Transfers among the sub-accounts
  and with the Fixed Account - net            6,689          70,726         517,687         646,965         129,041         165,123
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                112,055         268,832         652,426       1,730,704         360,056         448,200
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           227,073         256,725       1,427,313       1,227,008         660,032         364,436

NET ASSETS AT BEGINNING OF PERIOD           481,121         224,396       2,650,951       1,423,943         556,705         192,269
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     708,194   $     481,121   $   4,078,264   $   2,650,951   $   1,216,737   $     556,705
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                52,432          23,570         401,813         173,074          77,910          22,387
    Units issued                             16,853          46,348         151,268         278,055          59,733          75,718
    Units redeemed                           (6,236)        (17,486)        (59,077)        (49,316)        (18,199)        (20,195)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding at end of period           63,049          52,432         494,004         401,813         119,444          77,910
                                      =============   =============   =============   =============   =============   =============

(d) Previously known as Oppenheimer Main Street Growth & Income

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       Oppenheimer Variable Account                   Oppenheimer Variable Account
                                           Funds Sub-Accounts                   Funds (Service Class ("SC")) Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                                                       Oppenheimer     Oppenheimer
                                                                       Oppenheimer       Capital          Global       Oppenheimer
                                                                       Aggressive      Appreciation     Securities        High
                                        Oppenheimer Strategic Bond     Growth (SC)        (SC)            (SC)         Income (SC)
                                      -----------------------------   -------------   -------------   -------------   -------------
                                          2003            2002          2003 (b)        2003 (b)        2003 (b)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     137,043   $      76,572   $      (1,853)  $      (5,037)  $      (3,097)  $      (2,712)
Net realized gains (losses)                  16,737          (4,940)            131           2,910           1,670           3,181
Change in unrealized gains (losses)         336,214          48,667           7,339          94,387         154,395          24,904
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           489,994         120,299           5,617          92,260         152,968          25,373
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    126,131         614,642         558,272       1,246,181         627,906         691,698
Benefit payments                             (5,251)              -               -               -               -               -
Payments on termination                    (141,571)        (91,180)         (1,000)         (2,741)         (1,883)         (1,662)
Contract maintenance charge                  (1,521)           (689)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          689,348         831,735          58,201         150,441         178,738          18,807
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                667,136       1,354,508         615,473       1,393,881         804,761         708,843
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,157,130       1,474,807         621,090       1,486,141         957,729         734,216

NET ASSETS AT BEGINNING OF PERIOD         2,503,873       1,029,066               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   3,661,003   $   2,503,873   $     621,090   $   1,486,141   $     957,729   $     734,216
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               220,874          96,313               -               -               -               -
    Units issued                            120,383         157,440          51,693         123,228          79,201          66,932
    Units redeemed                          (64,283)        (32,879)         (1,715)         (2,356)        (12,097)        (10,401)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        276,974         220,874          49,978         120,872          67,104          56,531
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Oppenheimer Variable Account                          Putnam Variable
                                                Funds (Service Class ("SC")) Sub-Accounts                  Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                       Oppenheimer     Oppenheimer
                                       Oppenheimer     Main Street       Multiple      Oppenheimer
                                          Main          Small Cap      Strategies       Strategic              VT American
                                       Street (SC)     Growth (SC)         (SC)         Bond (SC)           Government Income
                                      -------------   -------------   -------------   -------------   -----------------------------
                                        2003 (b)        2003 (b)        2003 (b)        2003 (b)          2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (8,590)  $      (3,458)  $      (1,740)  $      (5,113)  $     298,267   $      47,881
Net realized gains (losses)                   7,894           2,926             877           1,616          66,408          55,493
Change in unrealized gains (losses)         168,457          82,537          33,522          53,197        (350,717)        470,059
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           167,761          82,005          32,659          49,700          13,958         573,433
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,484,085         843,452         556,396       1,386,092         522,196         976,099
Benefit payments                                  -               -               -               -        (233,626)       (479,546)
Payments on termination                      (6,628)         (4,657)           (949)         (2,747)       (681,159)       (559,487)
Contract maintenance charge                       -               -               -               -            (122)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          212,584         102,457         123,232         191,399        (819,713)      5,699,965
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              2,690,041         941,252         678,679       1,574,744      (1,212,424)      5,637,031
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,857,802       1,023,257         711,338       1,624,444      (1,198,466)      6,210,464

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -      11,047,001       4,836,537
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,857,802   $   1,023,257   $     711,338   $   1,624,444   $   9,848,535   $  11,047,001
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -         879,685         413,735
    Units issued                            239,208          71,250          55,239         140,769         210,636         715,110
    Units redeemed                          (13,630)         (1,691)         (1,083)         (7,241)       (305,973)       (249,160)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        225,578          69,559          54,156         133,528         784,348         879,685
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VT Asia
                                         Pacific                                       VT Capital
                                          Growth         VT Capital Appreciation      Opportunities      VT Discovery Growth (e)
                                      -------------   -----------------------------   -------------   -----------------------------
                                         2002 (i)         2003            2002           2003 (b)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,812)  $     (10,583)  $      (7,963)  $      22,489   $     (16,706)  $      (9,325)
Net realized gains (losses)                (104,351)        (27,183)        (61,522)            214         (19,236)        (31,175)
Change in unrealized gains (losses)         140,808         205,590        (130,988)         63,380         364,297        (163,350)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            33,645         167,824        (200,473)         86,083         328,355        (203,850)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,630          60,413         225,574               -          32,162         149,869
Benefit payments                             (4,237)        (20,464)        (16,977)              -         (13,557)        (22,104)
Payments on termination                     (21,299)        (26,233)        (36,000)           (659)        (53,290)        (17,153)
Contract maintenance charge                       -             (18)              -               -             (57)              -
Transfers among the sub-accounts
  and with the Fixed Account - net         (166,609)         82,818         156,685       1,244,835         159,933         709,275
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (189,515)         96,516         329,282       1,244,176         125,191         819,887
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (155,870)        264,340         128,809       1,330,259         453,546         616,037

NET ASSETS AT BEGINNING OF PERIOD           155,870         721,879         593,070               -       1,160,439         544,402
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $           -   $     986,219   $     721,879   $   1,330,259   $   1,613,985   $   1,160,439
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                21,671         121,402          76,409               -         334,006         108,953
    Units issued                          2,134,507          55,745         100,566         103,185         106,191         268,979
    Units redeemed                       (2,156,178)        (42,478)        (55,573)            (53)        (83,072)        (43,926)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         134,669         121,402         103,132         357,125         334,006
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

(i) For the period beginning January 1, 2002 and ended October 11, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                        VT Equity             VT The George
                                          VT Diversified Income           Income          Putnam Fund of Boston
                                      -----------------------------   -------------   -----------------------------
                                          2003            2002           2003 (b)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     723,435   $     549,058   $         (45)  $     109,489   $      84,877
Net realized gains (losses)                   2,840         (86,212)          3,060         (57,945)       (101,776)
Change in unrealized gains (losses)         925,741        (110,662)         43,564       1,723,574      (1,022,019)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         1,652,016         352,184          46,579       1,775,118      (1,038,918)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    465,572         585,727          21,605       1,162,241       1,565,502
Benefit payments                            (39,342)        (59,040)              -        (137,898)       (127,958)
Payments on termination                    (722,724)       (328,267)           (699)       (741,975)       (465,024)
Contract maintenance charge                     (85)              -               -            (350)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          478,533       1,194,764         356,060       1,728,173       2,492,718
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                181,954       1,393,184         376,966       2,010,191       3,465,238
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,833,970       1,745,368         423,545       3,785,309       2,426,320

NET ASSETS AT BEGINNING OF PERIOD         8,757,229       7,011,861               -      10,558,291       8,131,971
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  10,591,199   $   8,757,229   $     423,545   $  14,343,600   $  10,558,291
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               842,329         705,368               -       1,158,231         804,203
    Units issued                            152,456         372,080          38,618         367,445         628,003
    Units redeemed                         (135,482)       (235,119)         (3,459)       (178,271)       (273,975)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        859,303         842,329          35,159       1,347,405       1,158,231
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                        VT Global Asset Allocation          VT Global Equity               VT Growth and Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      77,593   $      11,821   $     (11,834)  $     (78,532)  $     191,360   $      81,055
Net realized gains (losses)                  38,612        (139,516)       (684,681)     (1,066,670)       (685,724)       (694,990)
Change in unrealized gains (losses)         323,192        (103,220)      1,983,653        (475,468)      9,497,250      (8,360,574)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           439,397        (230,915)      1,287,138      (1,620,670)      9,002,886      (8,974,509)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    383,294         199,065         115,550         454,062       1,766,646       4,602,606
Benefit payments                             (7,108)        (13,867)        (73,296)        (78,735)       (417,519)       (369,094)
Payments on termination                     (66,618)        (38,113)       (349,600)       (371,681)     (2,310,884)     (2,048,469)
Contract maintenance charge                     (25)              -             (98)              -            (532)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          295,903        (261,148)     (1,423,242)        693,397       1,072,572       3,603,492
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                605,446        (114,063)     (1,730,686)        697,043         110,283       5,788,535
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,044,843        (344,978)       (443,548)       (923,627)      9,113,169      (3,185,974)

NET ASSETS AT BEGINNING OF PERIOD         1,481,411       1,826,389       6,203,522       7,127,149      35,397,870      38,583,844
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,526,254   $   1,481,411   $   5,759,974   $   6,203,522   $  44,511,039   $  35,397,870
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               189,930         201,368       1,188,621         957,843       4,839,394       4,244,481
    Units issued                          2,111,998          94,346       5,115,112       7,049,003         638,678       1,703,336
    Units redeemed                       (2,038,437)       (105,784)     (5,500,852)     (6,818,225)       (684,154)     (1,108,423)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        263,491         189,930         802,881       1,188,621       4,793,918       4,839,394
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VT Growth Opportunities           VT Health Sciences                 VT High Yield
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (27,796)  $     (33,751)  $     (46,029)  $     (86,848)  $     392,288   $     434,497
Net realized gains (losses)                (329,818)       (709,677)       (215,757)       (382,462)         99,408        (113,013)
Change in unrealized gains (losses)         787,271        (283,633)      1,231,272      (1,298,547)        762,623        (425,032)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           429,657      (1,027,061)        969,486      (1,767,857)      1,254,319        (103,548)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     66,169         131,908         524,237         489,764         845,105         616,127
Benefit payments                            (23,527)        (43,418)        (77,627)       (115,412)        (66,477)        (31,268)
Payments on termination                     (78,114)       (119,724)       (288,395)       (439,905)       (263,642)       (203,015)
Contract maintenance charge                     (47)              -             (42)              -            (163)              -
Transfers among the sub-accounts
  and with the Fixed Account - net           36,626        (381,306)       (169,356)        123,157         676,819         136,413
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                  1,107        (412,540)        (11,183)         57,604       1,191,642         518,257
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           430,764      (1,439,601)        958,303      (1,710,253)      2,445,961         414,709

NET ASSETS AT BEGINNING OF PERIOD         2,038,414       3,478,015       5,889,521       7,599,774       4,221,272       3,806,563
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,469,178   $   2,038,414   $   6,847,824   $   5,889,521   $   6,667,233   $   4,221,272
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               587,334         697,881         654,336         662,760         469,184         414,820
    Units issued                            102,611          99,104         105,442         197,957         998,456         162,514
    Units redeemed                         (104,452)       (209,651)       (103,238)       (206,381)       (884,793)       (108,150)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        585,493         587,334         656,540         654,336         582,847         469,184
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                            VT International
                                                VT Income              VT International Equity (f)          Growth and Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     588,295   $     476,576   $     (32,725)  $     (47,888)  $      22,630   $     (20,328)
Net realized gains (losses)                  59,948           3,206        (701,197)     (1,088,302)        (32,242)         81,807
Change in unrealized gains (losses)         (83,785)        482,626       3,316,631        (638,125)        732,485        (177,522)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           564,458         962,408       2,582,709      (1,774,315)        722,873        (116,043)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,276,598       1,983,496         626,892         794,984          90,882         218,906
Benefit payments                           (181,740)       (165,870)       (138,021)        (67,241)        (57,429)        (31,753)
Payments on termination                  (1,578,764)       (848,154)       (453,488)       (344,514)       (154,539)        (85,926)
Contract maintenance charge                    (212)              -            (160)              -            (100)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,571,274       4,910,577      (2,678,604)      2,134,523      (1,058,962)        682,868
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              1,087,156       5,880,049      (2,643,381)      2,517,752      (1,180,148)        784,095
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,651,614       6,842,457         (60,672)        743,437        (457,275)        668,052

NET ASSETS AT BEGINNING OF PERIOD        18,009,083      11,166,626      11,003,663      10,260,226       2,893,220       2,225,168
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  19,660,697   $  18,009,083   $  10,942,991   $  11,003,663   $   2,435,945   $   2,893,220
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,541,549       1,018,684       1,468,853       1,023,299         411,364         259,649
    Units issued                            458,404         918,727       3,513,634       5,621,104       2,326,363       3,959,858
    Units redeemed                         (356,866)       (395,862)     (3,920,582)     (5,175,550)     (2,491,735)     (3,808,143)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,643,087       1,541,549       1,061,905       1,468,853         245,992         411,364
                                      =============   =============   =============   =============   =============   =============

(f) Previously known as VT International Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                            VT International                                            VT Mid Cap
                                            New Opportunities                 VT Investors                Value
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002          2003 (b)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (21,152)  $     (16,922)  $    (125,781)  $    (178,037)  $       5,514
Net realized gains (losses)                 (48,074)       (183,989)       (959,257)     (1,403,549)          8,515
Change in unrealized gains (losses)         807,539          35,115       4,406,481      (3,210,257)        171,531
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           738,313        (165,796)      3,321,443      (4,791,843)        185,560
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     35,605          39,871         476,964       1,060,118          26,596
Benefit payments                            (15,908)        (27,483)       (146,039)       (161,884)              -
Payments on termination                    (125,218)       (117,692)     (1,037,143)       (771,532)         (1,875)
Contract maintenance charge                    (107)            (25)           (100)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,487,743)        802,503         (10,490)         53,101       1,635,106
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (1,593,371)        697,174        (716,808)        179,803       1,659,827
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (855,058)        531,378       2,604,635      (4,612,040)      1,845,387

NET ASSETS AT BEGINNING OF PERIOD         2,979,925       2,448,547      13,624,805      18,236,845               -
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,124,867   $   2,979,925   $  16,229,440   $  13,624,805   $   1,845,387
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               570,423         318,047       2,517,743       2,525,362               -
    Units issued                          4,511,696       6,714,685         236,281         688,969         244,923
    Units redeemed                       (4,832,736)     (6,462,309)       (380,920)       (696,588)       (100,430)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        249,383         570,423       2,373,104       2,517,743         144,493
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                             VT Money Market               VT New Opportunities               VT New Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (96,401)  $     (21,145)  $    (135,227)  $    (154,571)  $      (3,902)  $     (24,345)
Net realized gains (losses)                       -               -      (1,493,169)     (2,342,828)        (75,373)        (18,435)
Change in unrealized gains (losses)               -               -       4,445,048      (2,309,747)      1,784,437      (1,074,247)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           (96,401)        (21,145)      2,816,652      (4,807,146)      1,705,162      (1,117,027)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,744,337       7,717,337         441,472         931,162         375,356         924,873
Benefit payments                           (108,393)       (244,717)       (109,803)       (101,273)       (168,441)        (85,489)
Payments on termination                  (1,193,219)     (1,478,857)       (483,973)       (583,474)       (259,460)       (266,709)
Contract maintenance charge                    (121)            (75)            (29)              -            (110)              -
Transfers among the sub-accounts
   and with the Fixed Account - net      (3,007,409)     (5,499,123)       (314,089)       (680,284)        108,233       1,469,297
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              1,435,195         494,565        (466,422)       (433,869)         55,578       2,041,972
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,338,794         473,420       2,350,230      (5,241,015)      1,760,740         924,945

NET ASSETS AT BEGINNING OF PERIOD        11,328,842      10,855,422       9,650,378      14,891,393       5,632,107       4,707,162
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  12,667,636   $  11,328,842   $  12,000,608   $   9,650,378   $   7,392,847   $   5,632,107
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,042,114         992,386       1,875,154       1,962,506         615,214         429,883
    Units issued                         10,830,336      12,709,141         140,389         343,279         121,733         382,774
    Units redeemed                      (10,669,727)    (12,659,413)       (238,663)       (430,631)       (124,835)       (197,443)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,202,723       1,042,114       1,776,880       1,875,154         612,112         615,214
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VT OTC & Emerging Growth              VT Research                 VT Small Cap Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (38,414)  $     (29,936)  $     (61,249)  $     (48,031)  $     (63,885)  $     (64,566)
Net realized gains (losses)                (458,046)       (799,166)       (326,027)       (364,884)         79,281          16,257
Change in unrealized gains (losses)       1,187,284        (169,251)      1,740,902      (1,412,243)      2,693,189      (1,383,462)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           690,824        (998,353)      1,353,626      (1,825,158)      2,708,585      (1,431,771)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     19,358          64,641         336,130         770,492         179,886         975,293
Benefit payments                            (16,789)         (9,581)       (164,259)       (103,072)        (73,092)        (54,567)
Payments on termination                     (91,101)       (125,519)       (279,324)       (268,723)       (348,907)       (289,600)
Contract maintenance charge                       -               -             (25)              -            (248)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        2,166,145        (104,693)       (172,003)        682,552         412,613       1,271,785
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              2,077,613        (175,152)       (279,481)      1,081,249         170,252       1,902,911
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,768,437      (1,173,505)      1,074,145        (743,909)      2,878,837         471,140

NET ASSETS AT BEGINNING OF PERIOD         1,874,010       3,047,515       6,005,266       6,749,175       5,621,270       5,150,130
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   4,642,447   $   1,874,010   $   7,079,411   $   6,005,266   $   8,500,107   $   5,621,270
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               547,019         596,523         873,823         751,583         473,116         349,309
    Units issued                          1,308,204         104,905         113,346         334,519         469,862         260,501
    Units redeemed                         (544,387)       (154,409)       (162,509)       (212,279)       (457,366)       (136,694)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,310,836         547,019         824,660         873,823         485,612         473,116
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                            Putnam Variable Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                              VT Utilities
                                      VT Technology         Growth and Income                   VT Vista
                                      -------------   -----------------------------   -----------------------------
                                         2002 (i)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (7,856)  $      76,003   $      83,220   $     (74,711)  $     (75,580)
Net realized gains (losses)                (787,731)       (243,769)       (419,647)       (555,220)     (1,030,206)
Change in unrealized gains (losses)         337,975         827,265        (813,800)      2,155,186      (1,271,269)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                          (457,612)        659,499      (1,150,227)      1,525,255      (2,377,055)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     61,238         115,418         322,873         212,820         386,924
Benefit payments                                  -         (38,572)        (30,345)        (80,459)        (38,456)
Payments on termination                     (17,049)       (178,022)       (189,644)       (333,860)       (300,236)
Contract maintenance charge                       -             (41)              -             (83)              -
Transfers among the sub-accounts
  and with the Fixed Account - net         (466,352)        (10,197)       (212,354)      1,702,752        (324,890)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (422,163)       (111,414)       (109,470)      1,501,170        (276,658)
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (879,775)        548,085      (1,259,697)      3,026,425      (2,653,713)

NET ASSETS AT BEGINNING OF PERIOD           879,775       3,057,658       4,317,355       4,733,997       7,387,710
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $           -   $   3,605,743   $   3,057,658   $   7,760,422   $   4,733,997
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               246,240         458,629         485,753         797,776         853,094
    Units issued                            241,145          47,793         114,886         433,916         171,508
    Units redeemed                         (487,385)        (72,478)       (142,010)       (128,256)       (226,826)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         433,944         458,629       1,103,436         797,776
                                      =============   =============   =============   =============   =============

(i) For the period beginning January 1, 2002 and ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable
                                            Trust Sub-Accounts                     Scudder Variable Series I Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                VT Voyager                 21st Century Growth                   Balanced
                                      -----------------------------   -----------------------------   -----------------------------
                                           2003           2002             2003            2002           2003             2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (179,690)  $    (136,635)  $         (18)  $         (40)  $         434   $          22
Net realized gains (losses)              (1,726,680)     (2,707,275)         (1,362)            (24)            208              (8)
Change in unrealized gains (losses)       6,022,130      (4,378,666)          2,026          (2,738)          1,425          (1,236)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         4,115,760      (7,222,576)            646          (2,802)          2,067          (1,222)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,605,317       1,789,130               -           3,675          16,997           7,481
Benefit payments                           (226,106)       (177,718)              -               -               -               -
Payments on termination                  (1,146,309)     (1,172,861)              -               -         (18,494)              -
Contract maintenance charge                    (390)              -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          717,524        (293,526)         (3,888)              -          (8,559)          1,751
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                950,036         145,025          (3,888)          3,675         (10,056)          9,232
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         5,065,796      (7,077,551)         (3,242)            873          (7,989)          8,010

NET ASSETS AT BEGINNING OF PERIOD        17,929,019      25,006,570           5,872           4,999          11,165           3,155
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  22,994,815   $  17,929,019   $       2,630   $       5,872   $       3,176   $      11,165
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,798,172       2,800,185             977             485           1,204             287
    Units issued                            497,740         709,702               -             493           1,873             982
    Units redeemed                         (417,729)       (711,715)           (641)             (1)         (2,784)            (65)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,878,183       2,798,172             336             977             293           1,204
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                  Bond                       Capital Growth                Global Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                           2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       1,789   $         401   $          24   $         (20)  $          (2)  $         (24)
Net realized gains (losses)                     174              (1)            438              (6)           (856)             (6)
Change in unrealized gains (losses)             382             495           1,079          (1,038)            936            (866)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             2,345             895           1,541          (1,064)             78            (896)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     12,748           7,351          12,748           3,675               -           3,676
Benefit payments                                  -               -               -               -               -               -
Payments on termination                     (13,339)              -         (14,199)              -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           23,168             310          (4,242)              -          (4,378)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 22,577           7,661          (5,693)          3,675          (4,378)          3,676
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            24,922           8,556          (4,152)          2,611          (4,300)          2,780

NET ASSETS AT BEGINNING OF PERIOD            16,380           7,824           4,152           1,541           4,300           1,520
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $      41,302   $      16,380   $           -   $       4,152   $           -   $       4,300
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    1,356             691             575             150             431             121
    Units issued                              3,942             665           1,723             425               -             310
    Units redeemed                           (2,015)              -          (2,298)              -            (431)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period          3,283           1,356               -             575               -             431
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                           Growth and Income                 International                     Money Market
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $          15   $         (19)  $           -   $          (8)  $          (2)  $           -
Net realized gains (losses)                  (1,498)            (24)           (934)            (23)              -               -
Change in unrealized gains (losses)           3,068          (2,889)          1,644          (1,328)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             1,585          (2,932)            710          (1,359)             (2)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -           7,481               -           3,674               -               -
Benefit payments                                  -               -               -               -            (235)              -
Payments on termination                           -               -               -               -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (7,816)          1,759          (4,328)              -          11,773               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 (7,816)          9,240          (4,328)          3,674          11,538               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            (6,231)          6,308          (3,618)          2,315          11,536               -

NET ASSETS AT BEGINNING OF PERIOD            13,350           7,042           6,819           4,504               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $       7,119   $      13,350   $       3,201   $       6,819   $      11,536   $           -
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    1,936             778             992             530               -               -
    Units issued                                 93           1,236               -             462           1,009               -
    Units redeemed                           (1,209)            (78)           (626)              -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period            820           1,936             366             992           1,009               -
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Scudder Variable                 The Universal Institutional Funds, Inc. (Class II)
                                          Series II Sub-Account                               Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                                       UIF Active                     UIF Emerging
                                                                      International   UIF Emerging       Markets       UIF Equity
                                                                       Allocation     Markets Debt       Equity        and Income
                                                 Growth                (Class II)      (Class II)      (Class II)      (Class II)
                                      -----------------------------   -------------   -------------   -------------   -------------
                                          2003            2002           2003 (g)        2003 (b)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $         (16)  $         (21)  $       2,698   $      (1,061)  $        (435)  $         213
Net realized gains (losses)                     (91)             (8)          2,517              25              70             260
Change in unrealized gains (losses)             668          (1,057)              -          17,381          15,887           4,462
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                               561          (1,086)          5,215          16,345          15,522           4,935
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -         144,970         251,490         219,099          79,958
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -            (637)              -               -              (2)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net             (227)            312        (149,548)        119,843          24,332          13,175
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                   (227)            312          (5,215)        371,333         243,431          93,131
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS               334            (774)              -         387,678         258,953          98,066

NET ASSETS AT BEGINNING OF PERIOD             2,559           3,333               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $       2,893   $       2,559   $           -   $     387,678   $     258,953   $      98,066
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      433             395               -               -               -               -
    Units issued                                  -              38          15,914          31,140          17,639           8,679
    Units redeemed                              (38)              -         (15,914)              -            (224)           (222)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period            395             433               -          31,140          17,415           8,457
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                     The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                        UIF Small
                                       UIF Equity       UIF Global     UIF Mid Cap       Company      UIF U.S. Mid       UIF U.S.
                                         Growth         Franchise        Growth          Growth         Cap Value      Real Estate
                                       (Class II)       (Class II)      (Class II)     (Class II)      (Class II)       (Class II)
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (b)        2003 (a)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,202)  $        (599)  $      (1,710)  $      (2,129)  $      (3,258)  $      (1,984)
Net realized gains (losses)                       9           3,661           3,393          13,232             162             847
Change in unrealized gains (losses)          21,267          12,714          29,154          22,429          81,143          40,773
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            20,074          15,776          30,837          33,532          78,047          39,636
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    370,659          99,301         634,338         608,298         753,553         575,502
Benefit payments                                  -               -               -               -               -               -
Payments on termination                          (2)        (53,835)        (54,640)            (96)           (262)           (708)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           35,309          96,983          19,807         181,315         334,461         154,977
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                405,966         142,449         599,505         789,517       1,087,752         729,771
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           426,040         158,225         630,342         823,049       1,165,799         769,407

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     426,040   $     158,225   $     630,342   $     823,049   $   1,165,799   $     769,407
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        -               -               -               -               -               -
    Units issued                             36,727          17,744          52,624          61,144          87,808          57,574
    Units redeemed                             (258)         (4,801)         (4,426)           (591)           (649)         (1,745)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         36,469          12,943          48,198          60,553          87,159          55,829
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Van Kampen Life Investment Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                      LIT Domestic
                                              LIT Comstock               Income            LIT Emerging Growth
                                      -----------------------------   -------------   -----------------------------
                                           2003            2002          2002 (j)          2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,795)  $      (5,161)  $      13,155   $      (7,548)  $      (4,094)
Net realized gains (losses)                 (10,255)        (17,208)        (13,219)        (13,365)        (32,289)
Change in unrealized gains (losses)         411,723        (164,779)           (662)        156,815        (145,513)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           396,673        (187,148)           (726)        135,902        (181,896)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    481,294         675,394         160,541         139,348         292,917
Benefit payments                                  -               -               -               -               -
Payments on termination                     (67,571)        (25,542)         (2,967)        (38,950)        (10,378)
Contract maintenance charge                    (569)           (273)             (8)           (305)           (150)
Transfers among the sub-accounts
  and with the Fixed Account - net          158,399         151,357        (238,135)         24,405          36,594
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
    from contract transactions              571,553         800,936         (80,569)        124,498         318,983
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           968,226         613,788         (81,295)        260,400         137,087

NET ASSETS AT BEGINNING OF PERIOD         1,046,681         432,893          81,295         467,352         330,265
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,014,907   $   1,046,681   $           -   $     727,752   $     467,352
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  117,684          38,811           7,234         138,721          65,356
    Units issued                            107,390         103,798          24,428          60,812         106,797
    Units redeemed                          (49,941)        (24,925)        (31,662)        (27,758)        (33,432)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        175,133         117,684               -         171,775         138,721
                                      =============   =============   =============   =============   =============

(j) On May 1, 2002 LIT Domestic Income merged into LIT Government

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Van Kampen Life Investment
                                             Van Kampen Life Investment Trust Sub-Accounts            Trust (Class II) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           LIT
                                                                                                       Aggressive
                                                                                                          Growth       LIT Comstock
                                              LIT Government                LIT Money Market            (Class II)     (Class II)
                                      -----------------------------   -----------------------------   -------------  --------------
                                          2003           2002 (k)         2003            2002           2003 (a)       2003 (a)
                                      -------------   -------------   -------------   -------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)          $      16,670   $      (2,540)  $     (14,375)  $        (967)  $      (1,127)  $      (8,353)
Net realized gains (losses)                    (242)          4,280               -               -              15           1,004
Change in unrealized gains (losses)         (13,147)         16,487               -               -          14,685         226,679
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
    from operations                           3,281          18,227         (14,375)           (967)         13,573         219,330
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CONTRACT TRANSACTIONS
Deposits                                    201,001         214,639         793,749       1,069,697         460,978       2,742,218
Benefit payments                                  -               -            (474)       (242,881)              -               -
Payments on termination                     (24,510)        (14,126)       (228,012)        (77,902)           (120)        (53,433)
Contract maintenance charge                    (153)            (31)           (456)           (187)              -               -
Transfers among the sub-accounts
    and with the Fixed Account - net        (68,376)        277,122        (630,019)        (25,192)         28,995         570,901
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
    from contract transactions              107,962         477,604         (65,212)        723,535         489,853       3,259,686
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           111,243         495,831         (79,587)        722,568         503,426       3,479,016

NET ASSETS AT BEGINNING OF PERIOD           495,831               -       2,066,190       1,343,622               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     607,074   $     495,831   $   1,986,603   $   2,066,190   $     503,426   $   3,479,016
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   46,592               -         199,118         129,426               -               -
    Units issued                             40,049          62,595         108,550         217,804          39,439         287,048
    Units redeemed                          (29,865)        (16,003)       (114,896)       (148,112)           (192)         (8,563)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         56,776          46,592         192,772         199,118          39,247         278,485
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(k) For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Van Kampen Life Investment                 Wells Fargo Variable
                                              Trust (Class II) Sub-Accounts                 Trust Sub-Accounts
                                      ---------------------------------------------   -----------------------------
                                      LIT Emerging     LIT Growth      LIT Money
                                         Growth        and Income        Market           Wells Fargo VT Asset
                                       (Class II)      (Class II)      (Class II)              Allocation
                                      -------------   -------------   -------------   -----------------------------
                                         2003 (b)        2003 (b)        2003 (l)          2003           2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,699)  $      (5,831)  $           -   $       2,065   $       2,977
Net realized gains (losses)                     133           2,196               -          (5,451)         (2,280)
Change in unrealized gains (losses)          36,253         164,919               -         106,814         (44,376)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            33,687         161,284               -         103,428         (43,679)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    773,919       1,852,279          40,000          18,281         192,625
Benefit payments                                  -               -               -          (1,481)              -
Payments on termination                        (543)        (52,637)              -         (28,252)        (24,449)
Contract maintenance charge                       -               -               -            (427)           (184)
Transfers among the sub-accounts
  and with the Fixed Account - net           56,967         412,561               -         114,304         186,483
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                830,343       2,212,203          40,000         102,425         354,475
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           864,030       2,373,487          40,000         205,853         310,796

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -         430,561         119,765
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     864,030   $   2,373,487   $      40,000   $     636,414   $     430,561
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        -               -               -          54,392          13,021
    Units issued                             77,807         189,956           4,000          20,947          48,396
    Units redeemed                           (4,584)         (7,224)              -          (8,659)         (7,025)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         73,223         182,732           4,000          66,680          54,392
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(l) For the period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Wells Fargo Variable Trust Sub-Accounts
                                      -------------------------------------------------------------
                                      Wells Fargo VT Equity-Income        Wells Fargo VT Growth
                                      -----------------------------   -----------------------------
                                          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $         725   $         863   $      (2,312)  $        (716)
Net realized gains (losses)                  (4,223)         (7,377)           (743)         (9,012)
Change in unrealized gains (losses)          50,010         (24,849)         43,299         (10,645)
                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            46,512         (31,363)         40,244         (20,373)
                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     24,406         140,144          80,673          54,133
Benefit payments                                  -               -               -               -
Payments on termination                     (18,090)         (7,734)         (8,254)           (484)
Contract maintenance charge                     (91)            (46)            (83)            (42)
Transfers among the sub-accounts
  and with the Fixed Account - net           13,106             545          39,025          39,505
                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 19,331         132,909         111,361          93,112
                                      -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            65,843         101,546         151,605          72,739

NET ASSETS AT BEGINNING OF PERIOD           184,021          82,475         108,060          35,321
                                      -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     249,864   $     184,021   $     259,665   $     108,060
                                      =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   23,696           8,467          20,443           4,893
    Units issued                              9,554          19,858          23,870          16,225
    Units redeemed                           (7,435)         (4,629)         (4,062)           (675)
                                      -------------   -------------   -------------   -------------
  Units outstanding at end of period         25,815          23,696          40,251          20,443
                                      =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate New York sells fifteen variable annuity contracts, the AIM Lifetime Plus(SM) ("Lifetime Plus") -(C), the AIM Lifetime Plus(SM) II ("Lifetime Plus II") - (C), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder") - (C), the Putnam Allstate Advisor ("Putnam") - (C), the Putnam Allstate Advisor Plus ("Putnam Plus") -
     (C), the Putnam Allstate Advisor Preferred ("Putnam Preferred") - (C), the Allstate Custom Portfolio ("Custom") - (C), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider") - (C), the Provider Ultra ("Ultra") -(C), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), and the Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. All products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       AIM VARIABLE INSURANCE FUNDS                         AIM VARIABLE INSURANCE FUNDS SERIES II
          AIM V.I. Aggressive Growth                           AIM V.I. Aggressive Growth II
          AIM V.I. Balanced                                    AIM V.I. Balanced II
          AIM V.I. Basic Value                                 AIM V.I. Basic Value II
          AIM V.I. Blue Chip                                   AIM V.I. Blue Chip II
          AIM V.I. Capital Appreciation                        AIM V.I. Capital Appreciation II
          AIM V.I. Capital Development                         AIM V.I. Capital Development II
          AIM V.I. Core Equity                                 AIM V.I. Core Equity II
          AIM V.I. Dent Demographics                           AIM V.I. Dent Demographics II
          AIM V.I. Diversified Income                          AIM V.I. Diversified Income II
          AIM V.I. Global Utilities                            AIM V.I. Global Utilities II
          AIM V.I. Government Securities                       AIM V.I. Government Securities II
          AIM V.I. Growth                                      AIM V.I. Growth II
          AIM V.I. High Yield                                  AIM V.I. High Yield II
          AIM V.I. International Growth                        AIM V.I. International Growth II
          AIM V.I. Mid Cap Core Equity                         AIM V.I. Mid Cap Core Equity II
          AIM V.I. Money Market                                AIM V.I. Money Market II
          AIM V.I. New Technology                              AIM V.I. New Technology II
          AIM V.I. Premier Equity                              AIM V.I. Premier Equity II

       ALLIANCEBERNSTEIN VARIABLE PRODUCT                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
         SERIES FUND                                          (CLASS Y SHARES)
          AllianceBernstein Growth                             Aggressive Equity (Class Y Shares)
          AllianceBernstein Growth & Income                    Dividend Growth (Class Y Shares)
          AllianceBernstein Premier Growth                     Equity (Class Y Shares)
          AllianceBernstein Small Cap Value                    European Growth (Class Y Shares)
       DELAWARE GROUP PREMIUM FUND, INC.                       Global Advantage (Class Y Shares)
          Delaware VIP GP Small Cap Value                      Global Dividend Growth (Class Y Shares)
          Delaware VIP GP Trend                                High Yield (Class Y Shares)
       DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,               Income Builder (Class Y Shares)
         INC.                                                  Information (Class Y Shares)
          Dreyfus Socially Responsible Growth Fund             Limited Duration (Class Y Shares)
       DREYFUS STOCK INDEX FUND                                Money Market (Class Y Shares)
          Dreyfus Stock Index Fund                             Pacific Growth (Class Y Shares)
       DREYFUS VARIABLE INVESTMENT FUND                        Quality Income Plus (Class Y Shares)
          VIF Capital Appreciation                             S&P 500 Index (Class Y Shares)
          VIF Growth & Income*                                 Strategist (Class Y Shares)
          VIF Money Market                                     Utilities (Class Y Shares)
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND            OPPENHEIMER VARIABLE ACCOUNT FUNDS
          VIP Contrafund                                       Oppenheimer Aggressive Growth
          VIP Equity-Income                                    Oppenheimer Bond
          VIP Growth                                           Oppenheimer Capital Appreciation
          VIP Growth Opportunities                             Oppenheimer Global Securities
          VIP High Income                                      Oppenheimer High Income
          VIP Index 500                                        Oppenheimer Main Street (previously known
          VIP Investment Grade Bond                              as Oppenheimer Main Street Growth &
          VIP Overseas                                           Income)
       FRANKLIN TEMPLETON VARIABLE INSURANCE                   Oppenheimer Main Street Small Cap Growth
         PRODUCTS TRUST                                        Oppenheimer Strategic Bond
          Franklin Growth and Income Securities             OPPENHEIMER VARIABLE ACCOUNT FUNDS
          Franklin Small Cap Value Securities                 (SERVICE CLASS ("SC"))
          Mutual Shares Securities                             Oppenheimer Aggressive Growth (SC)
          Templeton Asset Strategy                             Oppenheimer Capital Appreciation (SC)
          Templeton Developing Markets Securities              Oppenheimer Global Securities (SC)
          Templeton Foreign Securities                         Oppenheimer High Income (SC)
       GOLDMAN SACHS VARIABLE INSURANCE TRUST                  Oppenheimer Main Street (SC)
          VIT CORE Small Cap Equity*                           Oppenheimer Main Street Small Cap Growth (SC)
       HSBC VARIABLE INSURANCE FUNDS                           Oppenheimer Multiple Strategies (SC)
          HSBC VI Cash Management (closed                      Oppenheimer Strategic Bond (SC)
             5/1/2003)                                      PUTNAM VARIABLE TRUST
          HSBC VI Fixed Income (closed 5/1/2003)               VT American Government Income
          HSBC VI Growth & Income (closed 5/1/2003)            VT Asia Pacific Growth (Closed 10/11/2002)
       LSA VARIABLE SERIES TRUST                               VT Capital Appreciation
          LSA Aggressive Growth                                VT Capital Opportunities
          LSA Equity Growth                                    VT Discovery Growth (previously known
          LSA Mid Cap Value                                      as VT Voyager II)
       MFS VARIABLE INSURANCE TRUST                            VT Diversified Income
          MFS Bond                                             VT Equity Income
          MFS Emerging Growth*                                 VT The George Putnam Fund of Boston
          MFS High Income                                      VT Global Asset Allocation
          MFS Investors Trust                                  VT Global Equity
          MFS New Discovery                                    VT Growth and Income
                                                               VT Growth Opportunities

       PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
          VT Health Sciences                                   UIF Active International Allocation (Class II)
          VT High Yield                                          (closed 10/31/2003)
          VT Income                                            UIF Emerging Markets Debt (Class II)
          VT International Equity (previously known as         UIF Emerging Markets Equity (Class II)
             VT International Growth)                          UIF Equity and Income (Class II)
          VT International Growth and Income                   UIF Equity Growth (Class II)
          VT International New Opportunities                   UIF Global Franchise (Class II)
          VT Investors                                         UIF Mid Cap Growth (Class II)
          VT Mid Cap Value                                     UIF Small Company Growth (Class II)
          VT Money Market                                      UIF U.S. Mid Cap Value (Class II)
          VT New Opportunities                                 UIF U.S. Real Estate (Class II)
          VT New Value                                      VAN KAMPEN LIFE INVESTMENT TRUST
          VT OTC & Emerging Growth                             LIT Comstock
          VT Research                                          LIT Domestic Income (Merged into LIT
          VT Small Cap Value                                     Government on 5/1/2002)
          VT Technology (Closed 10/11/2002)                    LIT Emerging Growth
          VT Utilities Growth and Income                       LIT Government
          VT Vista                                             LIT Money Market
          VT Voyager                                        VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
       SCUDDER VARIABLE SERIES I                               LIT Aggressive Growth (Class II)
          21st Century Growth                                  LIT Comstock (Class II)
          Balanced                                             LIT Emerging Growth (Class II)
          Bond                                                 LIT Growth and Income (Class II)
          Capital Growth *                                     LIT Money Market (Class II)
          Global Discovery *                                WELLS FARGO VARIABLE TRUST
          Growth and Income                                    Wells Fargo VT Asset Allocation
          International                                        Wells Fargo VT Equity Income
          Money Market                                         Wells Fargo VT Growth
       SCUDDER VARIABLE SERIES II
          Growth

        * Fund was available, but had no net assets at December 31, 2003

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Allstate New York.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets at 0.85% for LSA Mid Cap Value, and of 0.95% for LSA Aggressive Growth and LSA Equity Growth.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate New York.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On March 26, 2004, the Board of Directors of Allstate New York approved the merger of the Allstate Life of New York Variable Annuity Account II ("Variable Annuity Account II") and Allstate Life of New York Variable Annuity Account (Variable Annuity Account") into the Account (the "Merger"). Allstate New York will consummate the Merger on May 1, 2004. Collectively, the Account, the Variable Annuity Account and the Variable Annuity Account II are referred to as the "Separate Accounts".

     At December 31, 2003, the Variable Annuity Account, the Variable Annuity Account II and the Account offered 11, 53 and 155 variable sub-accounts, respectively. Thirty-one of the sub-accounts offered by the Account were invested in the same underlying funds as 31 of the sub accounts offered by the Variable Annuity Account II. All sub-accounts of the Variable Annuity Account were invested in the same underlying funds as 11 of the sub-accounts offered by the Variable Annuity Account II. Upon completion of the merger on May 1, 2004, the Account will offer 177 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account will not change as a result of the Merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2003.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable    New York Variable  New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II    Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
     Aggressive Equity                              $                -  $        1,660,244  $                -  $        1,660,244
     Dividend Growth                                                 -          37,470,588             931,395          38,401,983
     Equity                                                          -          22,808,623             422,398          23,231,021
     European Growth                                                 -           9,824,792              52,387           9,877,179
     Global Advantage                                                -           1,088,811                   -           1,088,811
     Global Dividend Growth                                          -          11,265,872              87,534          11,353,406
     High Yield                                                      -           1,496,472              51,269           1,547,741
     Income Builder                                                  -           1,987,179               5,920           1,993,099
     Information                                                     -             454,188                   -             454,188
     Limited Duration                                                -           2,515,247                   -           2,515,247
     Money Market                                                    -          10,870,249             306,033          11,176,282
     Pacific Growth                                                  -           1,041,074               2,012           1,043,086
     Quality Income Plus                                             -          20,402,870             575,368          20,978,238
     S & P 500 Index                                                 -           6,349,229                   -           6,349,229
     Strategist                                                      -          19,443,379             313,888          19,757,267
     Utilities                                                       -           9,221,671             271,297           9,492,968

Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)                        698,314             738,067                   -           1,436,381
     Dividend Growth (Class Y Shares)                          919,380           2,692,309                   -           3,611,689
     Equity (Class Y Shares)                                   493,471           1,152,472                   -           1,645,943
     European Growth (Class Y Shares)                          315,772             476,972                   -             792,744
     Global Advantage (Class Y Shares)                          74,564              39,266                   -             113,830
     Global Dividend Growth (Class Y Shares)                   325,417             512,397                   -             837,814
     High Yield (Class Y Shares)                               415,244           1,126,274                   -           1,541,518
     Income Builder (Class Y Shares)                           222,144           1,549,268                   -           1,771,412
     Information (Class Y Shares)                               96,386              59,890                   -             156,276
     Limited Duration (Class Y Shares)                         967,793           3,993,620                   -           4,961,413
     Money Market (Class Y Shares)                             700,636           2,110,633                   -           2,811,269
     Pacific Growth (Class Y Shares)                           133,980              53,138                   -             187,118
     Quality Income Plus (Class Y Shares)                      438,987           3,770,460                   -           4,209,447
     S & P 500 Index (Class Y Shares)                        1,231,406           2,544,151                   -           3,775,557
     Strategist (Class Y Shares)                               283,307           2,375,770                   -           2,659,077
     Utilities (Class Y Shares)                                109,479             530,380                   -             639,859

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                     New York Separate  New York Variable    New York Variable  New York Separate
SUB-ACCOUNT                                              Account A      Annuity Account II    Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V.I. Aggressive Growth                     $        3,492,337  $                -  $                -  $        3,492,337
     AIM V.I. Balanced                                       8,305,230                   -                   -           8,305,230
     AIM V.I. Basic Value                                    3,097,920                   -                   -           3,097,920
     AIM V.I. Blue Chip                                      6,731,463                   -                   -           6,731,463
     AIM V.I. Capital Appreciation                           9,266,604             405,205                   -           9,671,809
     AIM V.I. Capital Development                            1,034,862                   -                   -           1,034,862
     AIM V.I. Core Equity                                   12,745,017                   -                   -          12,745,017
     AIM V.I. Dent Demographics                              1,599,496                   -                   -           1,599,496
     AIM V.I. Diversified Income                             4,154,437                   -                   -           4,154,437
     AIM V.I. Global Utilities                               1,531,223                   -                   -           1,531,223
     AIM V.I. Government Securities                          8,354,301                   -                   -           8,354,301
     AIM V.I. Growth                                         5,989,282             377,303                   -           6,366,585
     AIM V.I. High Yield                                     2,038,053                   -                   -           2,038,053
     AIM V.I. International Growth                           4,571,553                   -                   -           4,571,553
     AIM V.I. Mid Cap Core Equity                            1,106,100                   -                   -           1,106,100
     AIM V.I. Money Market                                   3,176,401                   -                   -           3,176,401
     AIM V.I. New Technology                                 1,282,424                   -                   -           1,282,424
     AIM V.I. Premier Equity                                17,666,332             996,559                   -          18,662,891

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth II                             28,947                   -                   -              28,947
     AIM V.I. Balanced II                                      604,187                   -                   -             604,187
     AIM V.I. Basic Value II                                 1,112,521                   -                   -           1,112,521
     AIM V.I. Blue Chip II                                     349,644                   -                   -             349,644
     AIM V.I. Capital Appreciation II                          424,729                   -                   -             424,729
     AIM V.I. Capital Development II                             4,709                   -                   -               4,709
     AIM V.I. Core Equity II                                   104,950                   -                   -             104,950
     AIM V.I. Dent Demographics II                              76,956                   -                   -              76,956
     AIM V.I. Diversified Income II                            193,396                   -                   -             193,396
     AIM V.I. Global Utilities II                               84,964                   -                   -              84,964
     AIM V.I. Government Securities II                       4,198,270                   -                   -           4,198,270
     AIM V.I. Growth II                                         90,626                   -                   -              90,626
     AIM V.I. High Yield II                                    636,291                   -                   -             636,291
     AIM V.I. International Growth II                          102,900                   -                   -             102,900
     AIM V.I. Mid Cap Core Equity II                            98,508                   -                   -              98,508
     AIM V.I. Money Market II                                  563,025                   -                   -             563,025
     AIM V.I. New Technology II                                 14,617                   -                   -              14,617
     AIM V.I. Premier Equity II                                193,029                   -                   -             193,029

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series Fund
     AllianceBernstein Growth                       $          243,281  $          913,219  $                -  $        1,156,500
     AllianceBernstein Growth & income                       1,123,883           4,852,222                   -           5,976,105
     AllianceBernstein Premier Growth                           71,574             546,861                   -             618,435
     AllianceBernstein Small Cap Value                       1,115,590                   -                   -           1,115,590

Delaware Group Premium Fund, Inc.
     Delaware VIP GP Small Cap Value                         2,636,097                   -                   -           2,636,097
     Delaware VIP GP Trend                                     921,321                   -                   -             921,321

Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth Fund                  258,482                   -                   -             258,482

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                                5,581,231                   -                   -           5,581,231

Dreyfus Variable Investment Fund
     VIF Capital Appreciation                                  852,069                   -                   -             852,069
     VIF Money Market                                        3,965,968                   -                   -           3,965,968

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                          2,762,233                   -                   -           2,762,233
     VIP Equity-Income                                       4,573,782                   -                   -           4,573,782
     VIP Growth                                              3,638,424                   -                   -           3,638,424
     VIP Growth Opportunities                                  494,875                   -                   -             494,875
     VIP High Income                                           595,400                   -                   -             595,400
     VIP Index 500                                           2,044,147                   -                   -           2,044,147
     VIP Investment Grade Bond                               2,565,220                   -                   -           2,565,220
     VIP Overseas                                            1,015,466                   -                   -           1,015,466

Franklin Templeton Variable Insurance Products Trust
     Franklin Growth and Income Securities                   1,920,207                   -                   -           1,920,207
     Franklin Small Cap Value Securities                       954,078                   -                   -             954,078
     Mutual Shares Securities                                1,795,264                   -                   -           1,795,264
     Templeton Asset Strategy                                  424,663                   -                   -             424,663
     Templeton Developing Markets Securities                   236,680                   -                   -             236,680
     Templeton Foreign Securities                            1,746,313                   -                   -           1,746,313

LSA Variable Series Trust
     LSA Aggressive Growth                                     513,821              27,462                   -             541,283
     LSA Equity Growth                                         421,108                   -                   -             421,108
     LSA Mid Cap Value                                         893,335                   -                   -             893,335

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
     MFS Bond                                       $        1,578,425  $                -  $                -  $        1,578,425
     MFS High Income                                           167,579                   -                   -             167,579
     MFS Investors Trust                                       666,862                   -                   -             666,862
     MFS New Discovery                                         579,185                   -                   -             579,185

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                           1,660,316                   -                   -           1,660,316
     Oppenheimer Bond                                        1,494,416                   -                   -           1,494,416
     Oppenheimer Capital Appreciation                        1,710,945                   -                   -           1,710,945
     Oppenheimer Global Securities                             987,934                   -                   -             987,934
     Oppenheimer High Income                                   708,194                   -                   -             708,194
     Oppenheimer Main Street                                 4,078,264                   -                   -           4,078,264
     Oppenheimer Main Street Small Cap Growth                1,216,737                   -                   -           1,216,737
     Oppenheimer Strategic Bond                              3,661,003                   -                   -           3,661,003

Oppenheimer Variable Account Funds (Service Class ("SC"))
     Oppenheimer Aggressive Growth (SC)                        621,090                   -                   -             621,090
     Oppenheimer Capital Appreciation (SC)                   1,486,141                   -                   -           1,486,141
     Oppenheimer Global Securities (SC)                        957,729                   -                   -             957,729
     Oppenheimer High Income (SC)                              734,216                   -                   -             734,216
     Oppenheimer Main Street (SC)                            2,857,802                   -                   -           2,857,802
     Oppenheimer Main Street Small Cap Growth (SC)           1,023,257                   -                   -           1,023,257
     Oppenheimer Multiple Strategies (SC)                      711,338                   -                   -             711,338
     Oppenheimer Strategic Bond (SC)                         1,624,444                   -                   -           1,624,444

Putnam Variable Trust
     VT American Government Income                           9,848,535                   -                   -           9,848,535
     VT Capital Appreciation                                   986,219                   -                   -             986,219
     VT Capital Opportunities                                1,330,259                   -                   -           1,330,259
     VT Discovery Growth                                     1,613,985                   -                   -           1,613,985
     VT Diversified Income                                  10,591,199                   -                   -          10,591,199
     VT Equity Income                                          423,545                   -                   -             423,545
     VT The George Putnam Fund of Boston                    14,343,600                   -                   -          14,343,600
     VT Global Asset Allocation                              2,526,254                   -                   -           2,526,254
     VT Global Equity                                        5,759,974                   -                   -           5,759,974
     VT Growth and Income                                   44,511,039           1,312,731                   -          45,823,770
     VT Growth Opportunities                                 2,469,178                   -                   -           2,469,178
     VT Health Sciences                                      6,847,824                   -                   -           6,847,824
     VT High Yield                                           6,667,233                   -                   -           6,667,233
     VT Income                                              19,660,697                   -                   -          19,660,697
     VT International Equity                                10,942,991           1,796,073                   -          12,739,064

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT International Growth and Income             $        2,435,945  $                -  $                -  $        2,435,945
     VT International New Opportunities                      2,124,867                   -                   -           2,124,867
     VT Investors                                           16,229,440                   -                   -          16,229,440
     VT Mid Cap Value                                        1,845,387                   -                   -           1,845,387
     VT Money Market                                        12,667,636                   -                   -          12,667,636
     VT New Opportunities                                   12,000,608                   -                   -          12,000,608
     VT New Value                                            7,392,847                   -                   -           7,392,847
     VT OTC & Emerging Growth                                4,642,447                   -                   -           4,642,447
     VT Research                                             7,079,411                   -                   -           7,079,411
     VT Small Cap Value                                      8,500,107             930,504                   -           9,430,611
     VT Utilities Growth and Income                          3,605,743                   -                   -           3,605,743
     VT Vista                                                7,760,422                   -                   -           7,760,422
     VT Voyager                                             22,994,815           1,658,356                   -          24,653,171

Scudder Variable Series I
     21st Century Growth                                         2,630                   -                   -               2,630
     Balanced                                                    3,176                   -                   -               3,176
     Bond                                                       41,302                   -                   -              41,302
     Capital Growth                                                  -                   -                   -                   -
     Global Discovery                                                -                   -                   -                   -
     Growth and Income                                           7,119                   -                   -               7,119
     International                                               3,201                   -                   -               3,201
     Money Market                                               11,536                   -                   -              11,536

Scudder Variable Series II
     Growth                                                      2,893                   -                   -               2,893

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                     -             793,115                   -             793,115
     UIF Equity Growth                                               -           2,000,231                   -           2,000,231
     UIF International Magnum                                        -           1,704,380                   -           1,704,380
     UIF Mid Cap Growth                                              -             595,862                   -             595,862
     UIF Mid Cap Value                                               -           2,509,458                   -           2,509,458
     UIF U.S. Real Estate                                            -           1,699,917                   -           1,699,917

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. (Class II)
     UIF Emerging Markets Debt (Class II)           $          387,678  $                -  $                -  $          387,678
     UIF Emerging Markets Equity (Class II)                    258,953                   -                   -             258,953
     UIF Equity and Income (Class II)                           98,066                   -                   -              98,066
     UIF Equity Growth (Class II)                              426,040                   -                   -             426,040
     UIF Global Franchise (Class II)                           158,225                   -                   -             158,225
     UIF Mid Cap Growth (Class II)                             630,342                   -                   -             630,342
     UIF Small Company Growth (Class II)                       823,049                   -                   -             823,049
     UIF U.S. Mid Cap Value (Class II)                       1,165,799                   -                   -           1,165,799
     UIF U.S. Real Estate (Class II)                           769,407                   -                   -             769,407

Van Kampen Life Investment Trust
     LIT Comstock                                            2,014,907           1,792,672                   -           3,807,579
     LIT Emerging Growth                                       727,752           1,996,857                   -           2,724,609
     LIT Government                                            607,074                   -                   -             607,074
     LIT Money Market                                        1,986,603                   -                   -           1,986,603

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (ClassII)                           503,426                   -                   -             503,426
     LIT Comstock (Class II)                                 3,479,016           2,945,790                   -           6,424,806
     LIT Emerging Growth (Class II)                            864,030             641,651                   -           1,505,681
     LIT Growth and Income (Class II)                        2,373,487                   -                   -           2,373,487
     LIT Money Market (Class II)                                40,000                   -                   -              40,000

Wells Fargo Variable Trust
     Wells Fargo VT Asset Allocation                           636,414                   -                   -             636,414
     Wells Fargo VT Equity Income                              249,864                   -                   -             249,864
     Wells Fargo VT Growth                                     259,665                   -                   -             259,665
                                                    ------------------  ------------------  ------------------  ------------------

         TOTAL NET ASSETS                           $      450,675,834  $      212,121,983  $        3,019,501  $      665,817,318
                                                    ==================  ==================  ==================  ==================

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.80% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account for Lifetime Plus, Lifetime Plus II, America Series, Enhanced Choice, Custom, SelectDirections, Provider, and Ultra contracts, 0.30% for Scudder, and 0.19% for Advisor, Advisor Plus, and Advisor Preferred. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II, Enhanced Choice, and Ultra and $30 for Putnam, Custom, SelectDirections, Provider, Advisor, Advisor Plus, and Advisor Preferred on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for Scudder Horizon Advantage that does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in payments on terminations but are remitted to Allstate New York.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                                 Purchases
                                                                                            ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                                            $          255,410
     AIM V. I. Balanced                                                                              1,281,269
     AIM V. I. Basic Value                                                                           1,032,232
     AIM V. I. Blue Chip                                                                               582,466
     AIM V. I. Capital Appreciation                                                                    760,652
     AIM V. I. Capital Development                                                                      57,826
     AIM V. I. Core Equity                                                                             870,021
     AIM V. I. Dent Demographics                                                                       186,826
     AIM V. I. Diversified Income                                                                    1,305,831
     AIM V. I. Global Utilities                                                                        110,867
     AIM V. I. Government Securities                                                                 2,148,178
     AIM V. I. Growth                                                                                  429,634
     AIM V. I. High Yield                                                                            1,161,330
     AIM V. I. International Growth                                                                    501,196
     AIM V. I. Mid Cap Core Equity                                                                     427,686
     AIM V. I. Money Market                                                                            741,835
     AIM V. I. New Technology                                                                          165,492
     AIM V. I. Premier Equity                                                                          707,464

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II                                                                     20,666
     AIM V. I. Balanced II                                                                             528,624
     AIM V. I. Basic Value II                                                                        1,006,713
     AIM V. I. Blue Chip II                                                                            308,911
     AIM V. I. Capital Appreciation II                                                                 399,410
     AIM V. I. Capital Development II                                                                    3,290
     AIM V. I. Core Equity II                                                                           81,938
     AIM V. I. Dent Demographics II                                                                     81,455
     AIM V. I. Diversified Income II                                                                   152,003
     AIM V. I. Global Utilities II                                                                      58,122
     AIM V. I. Government Securities II                                                              3,398,227
     AIM V. I. Growth II                                                                                94,941
     AIM V. I. High Yield II                                                                         3,003,980
     AIM V. I. International Growth II                                                               2,540,898
     AIM V. I. Mid Cap Core Equity II                                                                   77,916
     AIM V. I. Money Market II                                                                       6,094,373
     AIM V. I. New Technology II                                                                        10,872
     AIM V. I. Premier Equity II                                                                       163,054

Investments in the AllianceBernstein Variable Product Series Fund
  Sub-Accounts:
     AllianceBernstein Growth (a)                                                                      235,215
     AllianceBernstein Growth & Income (a)                                                           1,052,571
     AllianceBernstein Premier Growth (a)                                                               68,137
     AllianceBernstein Small Cap Value (a)                                                           1,037,795

(a) For the period beginning July 1, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                                            $          428,546
     Delaware GP Trend                                                                                 271,191

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
  Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                                           31,697

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                                          991,145

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                                          166,676
     VIF Growth & Income                                                                                     -
     VIF Money Market                                                                                5,685,472

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                                    730,342
     VIP Equity-Income                                                                                 932,604
     VIP Growth                                                                                      1,046,294
     VIP Growth Opportunities                                                                          194,082
     VIP High Income                                                                                   263,724
     VIP Index 500                                                                                     542,402
     VIP Investment Grade Bond                                                                       1,252,951
     VIP Overseas                                                                                      239,148

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
     Franklin Growth and Income Securities (b)                                                       1,891,074
     Franklin Small Cap Value Securities (b)                                                           942,654
     Mutual Shares Securities                                                                        1,754,335
     Templeton Asset Strategy                                                                          120,855
     Templeton Developing Markets Securities (b)                                                       220,631
     Templeton Foreign Securities                                                                      871,487

Investments in the Goldman Sachs Variable Insurance Trust
  Sub-Account:
     VIT CORE Small Cap Equity                                                                               -

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management (c)                                                                       460,509
     HSBC VI Fixed Income (c)                                                                          230,058
     HSBC VI Growth & Income (c)                                                                        54,195

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(c) For the period beginning January 1, 2003 and ended April 30, 2003

--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the LSA Variable Series Trust Sub-Accounts
     LSA Aggressive Growth (b)                                                              $          512,952
     LSA Equity Growth (b)                                                                             451,985
     LSA Mid Cap Value (b)                                                                             908,516

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                                          845,050
     MFS Emerging Growth                                                                                     -
     MFS High Income                                                                                   106,857
     MFS Investors Trust                                                                               128,351
     MFS New Discovery                                                                                 114,348

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
     Aggressive Equity (Class Y Shares) (a)                                                            706,441
     Dividend Growth (Class Y Shares) (a)                                                              898,723
     Equity (Class Y Shares) (a)                                                                       468,647
     European Growth (Class Y Shares) (a)                                                              292,610
     Global Advantage (Class Y Shares) (a)                                                              81,757
     Global Dividend Growth (Class Y Shares) (a)                                                       308,367
     High Yield (Class Y Shares) (a)                                                                   456,880
     Income Builder (Class Y Shares) (a)                                                               210,224
     Information (Class Y Shares) (a)                                                                   91,277
     Limited Duration (Class Y Shares) (a)                                                           1,050,116
     Money Market (Class Y Shares) (a)                                                               2,172,874
     Pacific Growth (Class Y Shares) (a)                                                               129,230
     Quality Income Plus (Class Y Shares) (a)                                                          439,254
     S&P 500 Index (Class Y Shares) (a)                                                              1,207,065
     Strategist (Class Y Shares) (a)                                                                   269,146
     Utilities (Class Y Shares) (a)                                                                    105,004

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                                     260,759
     Oppenheimer Bond                                                                                  483,090
     Oppenheimer Capital Appreciation                                                                  445,358
     Oppenheimer Global Securities                                                                     219,993
     Oppenheimer High Income                                                                           174,384
     Oppenheimer Main Street (d)                                                                       811,074
     Oppenheimer Main Street Small Cap Growth                                                          433,975
     Oppenheimer Strategic Bond                                                                      1,182,289

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(d) Previously known as Oppenheimer Main Street Growth & Income

--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Oppenheimer Variable Account Funds (Service Class
  ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC) (b)                                                 $          660,357
     Oppenheimer Capital Appreciation (SC) (b)                                                       1,467,250
     Oppenheimer Global Securities (SC) (b)                                                            816,130
     Oppenheimer High Income (SC) (b)                                                                  844,656
     Oppenheimer Main Street (SC) (b)                                                                2,854,648
     Oppenheimer Main Street Small Cap Growth (SC) (b)                                                 997,423
     Oppenheimer Multiple Strategies (SC) (b)                                                          743,080
     Oppenheimer Strategic Bond (SC) (b)                                                             1,696,898

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                                                   2,276,783
     VT Capital Appreciation                                                                           341,166
     VT Capital Opportunities (b)                                                                    1,273,463
     VT Discovery Growth (e)                                                                           433,972
     VT Diversified Income                                                                           2,105,757
     VT Equity Income (b)                                                                              420,782
     VT The George Putnam Fund of Boston                                                            15,374,208
     VT Global Asset Allocation                                                                     18,924,322
     VT Global Equity                                                                                3,857,202
     VT Growth and Income                                                                              319,645
     VT Growth Opportunities                                                                           775,787
     VT Health Sciences                                                                              9,312,850
     VT High Yield                                                                                   4,570,775
     VT Income                                                                                      19,550,676
     VT International Equity (f)                                                                    13,572,780
     VT International Growth and Income                                                             16,520,186
     VT International New Opportunities                                                                900,141
     VT Investors                                                                                    2,823,299
     VT Mid Cap Value                                                                              105,611,816
     VT Money Market                                                                                   606,626
     VT New Opportunities                                                                            1,095,269
     VT New Value                                                                                    3,615,576
     VT OTC & Emerging Growth                                                                          614,487
     VT Research                                                                                     3,580,187
     VT Small Cap Value                                                                              3,385,830
     VT Utilities Growth and Income                                                                    435,957
     VT Vista                                                                                        2,140,938
     VT Voyager                                                                                      2,955,376

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

(f) Previously known as VT International Growth

--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Scudder Variable Series I Sub-Accounts:
     21st Century Growth                                                                    $                -
     Balanced                                                                                           18,127
     Bond                                                                                               38,046
     Capital Growth                                                                                     12,804
     Global Discovery                                                                                        -
     Growth and Income                                                                                     692
     International                                                                                          17
     Money Market                                                                                       11,624

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                                  -

Invest Investments in the Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
     UIF Active International Allocation (Class II) (g)                                                169,829
     UIF Emerging Markets Debt (Class II) (b)                                                          371,225
     UIF Emerging Markets Equity (Class II) (a)                                                        246,147
     UIF Equity and Income (Class II) (a)                                                               96,201
     UIF Equity Growth (Class II) (a)                                                                  408,652
     UIF Global Franchise (Class II) (a)                                                               193,261
     UIF Mid Cap Growth (Class II) (a)                                                                 653,271
     UIF Small Company Growth (Class II) (b)                                                           804,226
     UIF U. S. Mid Cap Value (Class II) (a)                                                          1,088,821
     UIF U. S. Real Estate (Class II) (b)                                                              746,237

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                                                      927,732
     LIT Emerging Growth                                                                               173,172
     LIT Government                                                                                    301,539
     LIT Money Market                                                                                  895,323

Invest Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
     LIT Aggressive Growth (Class II) (a)                                                              489,497
     LIT Comstock (Class II) (a)                                                                     3,312,769
     LIT Emerging Growth (Class II) (b)                                                                830,662
     LIT Growth and Income (Class II) (b)                                                            2,285,719
     LIT Money Market (Class II) (l)                                                                    40,000

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

(l) For the period beginning December 31, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Wells Fargo Variable Trust Sub-Accounts:
    Wells Fargo VT Asset Allocation                                                         $          162,690
    Wells Fargo VT Equity Income                                                                        82,482
    Wells Fargo VT Growth                                                                              132,183
                                                                                            ------------------
                                                                                            $      330,403,240
                                                                                            ==================

--------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS

   Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

   ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

        ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

        *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

             Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

             Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth
       2003                             443  $   7.71 - $    9.82  $    3,492            0.00%   1.10% - 1.70%      24.52% -  25.29%
       2002                             460      6.16 -      7.88       2,894            0.00    1.10  - 1.70      -23.51  - -21.16
       2001                             488      8.05 -     10.31       4,034            0.00    1.10  - 1.45      -27.13  - -26.88
     AIM V. I. Balanced
       2003                           1,008      8.06 -      9.41       8,305            2.00    1.10  - 1.70       14.39  -  15.09
       2002                             990      7.00 -      8.22       7,053            2.72    1.10  - 1.70      -18.01  - -17.76
       2001                             829      8.54 -     10.85       7,177            2.44    1.10  - 1.45      -12.71  - -12.40

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts:
     AIM V. I. Basic Value
       2003                             276  $  10.42 - $   11.41  $    3,098            0.04%   1.10% - 1.70%      31.36% -  32.17%
       2002                             208      7.93 -      8.63       1,785            0.00    1.10  - 1.70      -23.00  - -20.69
       2001(m)                           62     11.20 -     11.21         700            0.21    1.10  - 1.45       12.00  -  12.10
     AIM V. I. Blue Chip
       2003                           1,088      6.13 -      9.05       6,731            0.00    1.10  - 1.70       23.02  -  23.78
       2002                           1,090      4.95 -      7.35       5,407            0.00    1.10  - 1.70      -26.97  - -26.47
       2001                             992      6.74 -      6.78       6,713            0.02    1.10  - 1.45      -23.66  - -23.39
     AIM V. I. Capital
      Appreciation
       2003                           1,076      6.93 -      9.72       9,267            0.00    1.10  - 1.70       27.32  -  28.10
       2002                           1,067      5.41 -      7.64       7,414            0.00    1.10  - 1.70      -25.18  - -23.64
       2001                           1,016      7.23 -     14.18      10,006            0.00    1.10  - 1.45      -24.39  - -24.12
     AIM V. I. Capital
      Development
       2003                              93     10.84 -     10.97       1,035            0.00    1.10  - 1.70       33.06  -  33.88
       2002                             101      8.15 -      8.19         837            0.00    1.10  - 1.70      -22.22  - -18.50
       2001                             103     10.54 -     11.37       1,098            0.00    1.10  - 1.45       -9.42  -  -9.10
     AIM V. I. Core Equity
       2003                           1,258      7.13 -     10.31      12,745            0.97    1.10  - 1.70       22.31  -  23.06
       2002                           1,313      5.80 -      8.43      11,066            0.31    1.10  - 1.70      -16.51  - -15.67
       2001                           1,414      6.94 -     15.46      14,848            0.05    1.10  - 1.45      -23.95  - -23.68
     AIM V. I. Dent
      Demographics
       2003                             326      4.86 -      9.14       1,599            0.00    1.10  - 1.70       -8.59  -  35.97
       2002                             336      3.58 -      6.78       1,201            0.00    1.10  - 1.50      -32.94  - -32.21
       2001                             380      5.29 -      5.33       2,019            0.00    1.10  - 1.45      -32.90  - -32.66
     AIM V. I. Diversified
      Income
       2003                             352     10.68 -     11.04       4,154            6.53    1.10  - 1.70        7.38  -   8.05
       2002                             324      9.94 -     10.21       3,570            7.98    1.10  - 1.70       -0.58  -   1.18
       2001                             303     10.09 -     11.79       3,359            7.57    1.10  - 1.45        2.09  -   2.45
     AIM V. I. Global Utilities
       2003                             197      6.26 -      8.70       1,531            3.62    1.10  - 1.70       17.01  -  17.73
       2002                             215      5.32 -      7.44       1,430            2.84    1.10  - 1.70      -26.35  - -25.63
       2001                             235      7.22 -     13.98       2,129            1.43    1.10  - 1.45      -28.97  - -28.72

(m) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
     AIM V. I. Government
      Securities
       2003                             674  $  10.57 - $   12.31  $    8,354            2.25%   1.10% - 1.70%      -0.65% -  -0.04%
       2002                             739     10.64 -     12.31       9,278            2.40    1.10  - 1.70        6.39  -   8.40
       2001                             447     11.36 -     12.74       5,221            4.24    1.10  - 1.45        4.87  -   5.24
     AIM V. I. Growth
       2003                             879      4.83 -      8.89       5,989            0.00    1.10  - 1.70       29.01  -  29.81
       2002                             916      3.72 -      6.89       4,894            0.00    1.10  - 1.70      -31.73  - -31.06
       2001                             954      5.45 -     12.90       7,736            0.20    1.10  - 1.45      -34.84  - -34.61
     AIM V. I. High Yield
       2003                             225      8.90 -     11.54       2,038            9.02    1.10  - 1.70       25.86  -  26.64
       2002                             131      7.03 -      9.17         939            0.00    1.10  - 1.70       -8.29  -  -6.87
       2001                             104      7.44 -      7.55         791           17.67    1.10  - 1.45       -6.37  -  -6.04
     AIM V. I. International
      Growth
       2003                             533      6.53 -     10.74       4,572            0.52    1.10  - 1.70       26.87  -  27.65
       2002                             538      5.12 -      8.47       3,736            0.60    1.10  - 1.70      -16.60  - -15.32
       2001                             516      6.14 -     11.98       4,449            0.31    1.10  - 1.45      -24.64  - -24.37
     AIM V. I. Mid Cap Core
      Equity
       2003                              90     11.35 -     12.58       1,106            0.00    1.10  - 1.70       25.15  -  25.92
       2002                              58      9.07 -      9.99         579            0.00    1.10  - 1.70      -12.07  -  -9.29
       2001 (m)                          10     11.36 -     11.37         119            0.27    1.10  - 1.45       13.57  -  13.67
     AIM V. I. Money Market
       2003                             288      9.83 -     10.70       3,176            0.57    1.10  - 1.70       -1.66  -  -0.52
       2002                             418     10.76 -     12.20       4,670            1.19    1.10  - 1.45       -0.27  -   0.08
       2001                             460     10.75 -     12.23       5,166            3.29    1.10  - 1.45        2.12  -   2.48
     AIM V. I. New Technology
       2003                             150      8.47 -      8.61       1,282            0.00    1.10  - 1.70       49.80  -  50.72
       2002                             139      5.66 -      5.71         791            0.00    1.10  - 1.70      -45.73  - -43.44
       2001                             154     10.45 -     10.52       1,617            2.00    1.10  - 1.45      -48.23  - -48.05
     AIM V. I. Premier Equity
       2003                           2,027      6.49 -      8.58      17,666            0.30    1.10  - 1.70       22.96  -  23.71
       2002                           2,133      5.24 -      6.98      15,320            0.31    1.10  - 1.70      -31.02  - -30.22
       2001                           2,183      7.60 -     16.38      24,351            0.13    1.10  - 1.45      -13.83  - -13.53

(m) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
     AIM V. I. Aggressive
      Growth II
       2003                               3  $   9.96 - $   10.04  $       29            0.00%   1.30% - 1.70%      -0.38% -   0.39%
       2002 (h)                          <1      8.04 -      8.04           3            0.00    1.45  - 1.50      -19.64  - -19.61
     AIM V. I. Balanced II
       2003                              64      9.42 -      9.50         604            3.28    1.30  - 1.75       -5.85  -  14.64
       2002 (h)                           8      8.27 -      8.29          70            5.05    1.30  - 1.55      -17.34  - -17.14
     AIM V. I. Basic Value II
       2003                              96     12.87 -     12.92       1,113            0.00    1.29  - 1.89       28.70  -  29.22
       2002 (h)                           9      7.63 -      7.66          71            0.00    1.30  - 1.70      -23.66  - -23.35
     AIM V. I. Blue Chip II
       2003                              37      9.42 -      9.51         350            0.00    1.30  - 1.75       -5.76  -  23.19
       2002 (h)                           5      7.70 -      7.72          35            0.00    1.30  - 1.55      -23.00  - -22.83
     AIM V. I. Capital
      Appreciation II
       2003                              37     12.22 -     12.27         425            0.00    1.29  - 1.89       22.18  -  22.68
       2002 (h)                           1      7.42 -      7.45           5            0.00    1.30  - 1.70      -25.80  - -25.50
     AIM V. I. Capital
      Development II
       2003                              <1     10.23 -     10.28           5            0.00    1.45  - 1.70        2.29  -  33.09
       2002 (h)                          <1      7.72 -      7.73           3            0.00    1.45  - 1.50      -22.79  - -22.75
     AIM V. I. Core Equity II
       2003                              10     10.10 -     10.18         105            1.32    1.30  - 1.70        1.02  -  22.54
       2002 (h)                           3      8.29 -      8.31          27            0.70    1.30  - 1.55      -17.10  - -16.89
     AIM V. I. Dent
      Demographics II
       2003                               9      8.99 -      9.06          77            0.00    1.30  - 1.70      -10.13  -  -9.39
       2002 (h)                           1      6.67 -      6.68           9            0.00    1.45  - 1.55      -33.31  - -33.24
     AIM V. I. Diversified
      Income II
       2003                              18     10.69 -     10.78         193            9.75    1.30  - 1.75        6.90  -   7.60
       2002 (h)                           5     10.00 -     10.02          48           14.54    1.30  - 1.55       -0.01  -   0.22
     AIM V. I. Global Utilities II
       2003                               9      9.16 -      9.23          85            5.53    1.30  - 1.75       -8.42  -  -7.70
       2002 (h)                           3      7.85 -      7.85          22            7.06    1.50  - 1.50      -21.52  - -21.52
     AIM V. I. Government
      Securities II
       2003                             392     10.64 -     10.74       4,198            3.24    1.30  - 1.75       -0.39  -   6.44
       2002 (h)                         170     10.74 -     10.78       1,825            2.51    1.30  - 1.70        7.39  -   7.83

(h) For the period beginning June 3, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
     AIM V. I. Growth II
       2003                              10  $   8.70 - $    8.78  $       91            0.00%   1.30% - 1.75%     -12.97% -  29.18%
       2002 (h)                           1      6.77 -      6.80           8            0.00    1.30  - 1.70      -32.29  - -32.01
     AIM V. I. High Yield II
       2003                              54     11.64 -     11.74         636           13.10    1.30  - 1.75       16.43  -  17.45
       2002 (h)                           1      9.28 -      9.29          11            0.00    1.45  - 1.55       -7.17  -  -7.08
     AIM V. I. International
      Growth II
       2003                              10     10.45 -     10.54         103            0.58    1.30  - 1.70        4.52  -  26.93
       2002 (h)                          <1      8.28 -      8.30           2            1.29    1.30  - 1.55      -17.19  - -16.98
     AIM V. I. Mid Cap Core
      Equity II
       2003                               9     10.90 -     10.99          99            0.00    1.30  - 1.70        9.02  -  25.41
       2002 (h)                           1      8.74 -      8.76          11            0.00    1.30  - 1.55      -12.58  - -12.36
     AIM V. I. Money
      Market II
       2003                              57      9.78 -      9.86         563            0.49    1.30  - 1.70       -1.38  -  -1.38
       2002 (h)                          24      9.92 -      9.94         239            0.27    1.45  - 1.70       -0.81  -  -0.56
     AIM V. I. New
      Technology II
       2003                               2      8.87 -      8.94          15            0.00    1.30  - 1.70      -11.30  - -10.61
       2002 (h)                          <1      5.95 -      5.95          <1            0.00    1.45  - 1.45      -40.48  - -40.48
     AIM V. I. Premier
      Equity II
       2003                              22      8.46 -     11.74         193            0.39    1.30  - 1.89      -15.42  -  17.37
       2002 (h)                           1      6.84 -      6.85          10            0.75    1.45  - 1.70      -31.63  - -31.45

(h) For the period beginning June 3, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
     AllianceBernstein
      Growth
       2003 (a)                          20  $  12.43 - $   12.48  $      243            0.00%   1.29% - 1.89%      24.29% -  24.79%
     AllianceBernstein
      Growth & Income
       2003 (a)                          92     12.26 -     12.31       1,124            0.00    1.29  - 1.89       22.63  -  23.13
     AllianceBernstein
      Premier Growth
       2003 (a)                           6     11.46 -     11.51          72            0.00    1.29  - 1.89       14.64  -  15.11
     AllianceBernstein
      Small Cap Value
       2003 (a)                          82     13.59 -     13.64       1,116            0.00    1.29  - 1.89       35.86  -  36.42

Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
     Delaware VIP GP Small
      Cap Value
       2003                             158     16.73 -     16.73       2,636            0.36    1.25  - 1.25       40.21  -  40.21
       2002                             133     11.93 -     11.93       1,589            1.36    1.25  - 1.25       -6.78  -  -6.78
       2001                              46     12.80 -     12.80         583            0.55    1.25  - 1.25       10.43  -  10.43
     Delaware VIP GP Trend
       2003                             113      8.17 -      8.17         921            0.00    1.25  - 1.25       33.41  -  33.41
       2002                              80      6.12 -      6.12         490            0.00    1.25  - 1.25      -20.94  - -20.94
       2001                              24      7.75 -      7.75         187            0.00    1.25  - 1.25      -16.40  - -16.40

Investments in the Dreyfus
   Socially Responsible
   Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially
      Responsible Growth
      Fund
       2003                              42      6.17 -      6.17         258            0.12    1.25  - 1.25       24.43  -  24.43
       2002                              40      4.96 -      4.96         197            0.24    1.25  - 1.25      -29.84  - -29.84
       2001                              33      7.07 -      7.07         233            0.09    1.25  - 1.25      -23.55  - -23.55

(a) For the period beginning July 1, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
   Investments in the Dreyfus
   Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index
      Fund
       2003                             704  $   7.93 - $    7.93  $    5,581            1.49%   1.25% -  1.25%     26.76% -  26.76%
       2002                             611      6.25 -      6.25       3,824            1.61    1.25  -  1.25     -23.33  - -23.33
       2001                             185      8.16 -      8.16       1,512            1.24    1.25  -  1.25     -13.28  - -13.28

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
     VIF Capital Appreciation
       2003                              97      8.75 -      8.75         852            1.51    1.25  -  1.25      19.66  -  19.66
       2002                              80      7.31 -      7.31         585            1.71    1.25  -  1.25     -17.76  - -17.76
       2001                              28      8.89 -      8.89         248            1.52    1.25  -  1.25     -10.45  - -10.45
     VIF Growth & Income
       2003                               -         - -         -           -            0.00    0.00  -  0.00       0.00  -   0.00
       2002                              <1      6.53 -      6.53          <1            2.56    1.25  -  1.25     -34.71  - -34.71
       2001(n)                            -         - -         -           -            0.00    0.00  -  0.00       0.00  -   0.00
     VIF Money Market
       2003                             398      9.96 -      9.96       3,966            0.90    1.25  -  1.25      -0.43  -  -0.43
       2002                              <1     10.43 -     10.43          <1            0.00    1.25  -  1.25       4.27  -   4.27
       2001(n)                            -         - -         -           -            0.00    0.00  -  0.00       0.00  -   0.00
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
     VIP Contrafund
       2003                             290      9.24 -      9.79       2,762            0.39    1.25  -  1.25      26.86  -  26.86
       2002                             229      7.29 -      7.72       1,722            0.48    1.25  -  1.25     -10.48  - -10.48
       2001                              86      8.14 -      8.62         730            0.30    1.25  -  1.25     -13.35  - -13.35
     VIP Equity-Income
       2003                             427     10.71 -     10.71       4,574            1.54    1.25  -  1.25      28.70  -  28.70
       2002                             343      8.32 -      8.32       2,857            0.91    1.25  -  1.25     -17.99  - -17.99
       2001                              98     10.14 -     10.14         998            0.24    1.25  -  1.25      -6.15  -  -6.15
     VIP Growth
       2003                             550      6.28 -      6.91       3,638            0.24    1.25  -  1.25      31.19  -  31.19
       2002                             480      4.79 -      5.27       2,430            0.17    1.25  -  1.25     -30.98  - -30.98
       2001                             202      6.93 -      7.63       1,480            0.03    1.25  -  1.25     -18.69  - -18.69
     VIP Growth Opportunities
       2003                              63      7.82 -      7.82         495            0.63    1.25  -  1.25      28.25  -  28.25
       2002                              49      6.10 -      6.10         300            0.78    1.25  -  1.25     -22.82  - -22.82
       2001                              23      7.90 -      7.90         185            0.13    1.25  -  1.25     -15.50  - -15.50

(n) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
     VIP High Income
       2003                              63  $   9.39 - $    9.39  $      595            5.70%   1.25% - 1.25%      25.68% -  25.68%
       2002                              43      7.47 -      7.47         322            6.67    1.25  - 1.25        2.15  -   2.15
       2001                              21      7.32 -      7.32         151            0.05    1.25  - 1.25      -12.84  - -12.84
     VIP Index 500
       2003                             268      7.64 -      7.64       2,044            1.24    1.25  - 1.25       26.81  -  26.81
       2002                             215      6.02 -      6.02       1,298            0.69    1.25  - 1.25      -23.22  - -23.22
       2001 (o)                          68      7.85 -      7.85         530            0.07    1.25  - 1.25      -21.53  - -21.53
     VIP Investment Grade
      Bond
       2003                             203     12.65 -     12.65       2,565            3.24    1.25  - 1.25        3.89  -   3.89
       2002                             144     12.18 -     12.18       1,750            1.43    1.25  - 1.25        8.96  -   8.96
       2001                              27     11.18 -     11.18         298            0.05    1.25  - 1.25        7.10  -   7.10
     VIP Overseas
       2003                             127      7.78 -      8.08       1,015            0.71    1.25  - 1.25       41.58  -  41.58
       2002                             121      5.50 -      5.71         683            0.55    1.25  - 1.25      -21.28  - -21.28
       2001                              55      6.98 -      7.25         390            1.29    1.25  - 1.25      -22.16  - -22.16

Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
     Franklin Growth and
      Income Securities
       2003 (b)                         143     13.38 -     13.48       1,920            0.09    1.29  - 1.89       33.80  -  34.75
     Franklin Small Cap
      Value Securities
       2003 (b)                          65     14.53 -     14.65         954            0.01    1.29  - 1.99       45.31  -  46.53

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
       2003                             141  $  12.66 - $   12.77  $    1,795            0.06%   1.29% - 1.99%      26.59% -  27.65%
       2002                              <1      8.99 -      8.99          <1            0.00    1.35  - 1.35      -10.07  - -10.07
       2001(n)                            -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
     Templeton Asset Strategy
       2003                              37     11.42 -     11.42         425            2.57    1.25  - 1.25       30.31  -  30.31
       2002                              26      8.77 -      8.77         227            2.19    1.25  - 1.25       -5.58  -  -5.58
       2001                              14      9.29 -      9.29         129            0.66    1.25  - 1.25      -11.08  - -11.08
     Templeton Developing
      Markets Securities
       2003 (b)                          14     16.84 -     16.98         237            0.13    1.29  - 1.99       68.38  -  69.79
     Templeton Foreign
      Securities
       2003                             168      9.16 -     13.57       1,746            1.25    1.25  - 1.99       30.56  -  35.69
       2002                             110      7.02 -      7.02         773            1.54    1.25  - 1.25      -19.58  - -19.58
       2001                              45      8.73 -      8.73         393            2.23    1.25  - 1.25      -17.05  - -17.05

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
     VIT CORE Small Cap
      Equity
       2003                               -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2002                              <1      8.30 -      8.30          <1            0.00    1.25  - 1.25      -17.05  - -17.05
       2001(n)                            -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00

Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
     HSBC VI Cash
      Management
       2003 (c)                           -     10.24 -     10.24           -            0.20    1.25  - 1.25        0.31  -   0.31
       2002                             292     10.28 -     10.28       2,998            0.78    1.25  - 1.25       -0.44  -  -0.44
       2001                             105     10.32 -     10.32       1,085            2.45    1.25  - 1.25        1.30  -   1.30

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(c) For the period beginning January 1, 2003 and ended April 30, 2003

(n) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts (continued):
     HSBC VI Fixed Income
       2003 (c)                           -  $  11.46 - $   11.46  $       11            1.48%   1.25% - 1.25%       0.32% -   0.32%
       2002                             149     11.43 -     11.43       1,707            3.01    1.25  - 1.25        8.56  -   8.56
       2001                              51     10.53 -     10.53         539            2.64    1.25  - 1.25        3.09  -   3.09
     HSBC VI Growth
      & Income
       2003 (c)                           -      6.54 -      6.54           -            0.42    1.25  - 1.25        6.00  -   6.00
       2002                             281      6.17 -      6.17       1,734            0.29    1.25  - 1.25      -25.86  - -25.86
       2001                             183      8.33 -      8.33       1,523            0.45    1.25  - 1.25      -18.16  - -18.16

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
     LSA Aggressive
      Growth
       2003 (b)                          39     12.97 -     13.06         514            0.00    1.29  - 1.89       29.69  -  30.61
     LSA Equity Growth
       2003 (b)                          35     12.13 -     12.21         421            0.00    1.29  - 1.89       21.28  -  22.15
     LSA Mid Cap Value
       2003 (b)                          59     15.10 -     15.23         893            0.14    1.29  - 1.99       50.99  -  52.26

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
     MFS Bond
       2003                             122     12.95 -     12.95       1,578            5.88    1.25  - 1.25        7.97  -   7.97
       2002                             101     11.99 -     11.99       1,209            5.69    1.25  - 1.25        7.56  -   7.56
       2001 (o)                          18     11.15 -     11.15         204            0.91    1.25  - 1.25       11.50  -  11.50
     MFS Emerging Growth
       2003                               -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2002                              <1      3.48 -      3.48          <1            0.00    1.25  - 1.25      -65.19  - -65.19
       2001(n)                            -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
     MFS High Income
       2003                              15     10.97 -     10.97         168            4.45    1.25  - 1.25       16.48  -  16.48
       2002                              10      9.42 -      9.42          92            7.80    1.25  - 1.25        1.28  -   1.28
       2001                              10      9.30 -      9.30          96            1.80    1.25  - 1.25        0.79  -   0.79

(b) For the period beginning May 1, 2003 and ended December 31, 2003
(c) For the period beginning January 1, 2003 and ended April 30, 2003
(n) Although available in 2001, there was no activity until 2002
(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
     MFS Investors Trust
       2003                              88  $   7.60 - $    7.60  $      667            0.61%   1.25% - 1.25%      20.62% -  20.62%
       2002                              74      6.30 -      6.30         463            0.55    1.25  - 1.25      -21.95  - -21.95
       2001                              28      8.08 -      8.08         223            0.05    1.25  - 1.25      -19.22  - -19.22
     MFS New Discovery
       2003                              78      7.43 -      7.43         579            0.00    1.25  - 1.25       32.05  -  32.05
       2002                              66      5.63 -      5.63         372            0.00    1.25  - 1.25      -43.72  - -32.49
       2001                              19      8.34 -      8.34         161            0.00    1.25  - 1.25       -6.22  -  -6.22

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity
      (Class Y Shares)
       2003 (a)                          57     12.18 -     12.23         698            0.00    1.29  - 1.89       21.84  -  22.34
     Dividend Growth
      (Class Y Shares)
       2003 (a)                          75     12.21 -     12.26         919            1.16    1.29  - 1.89       22.10  -  22.60
     Equity (Class Y Shares)
       2003 (a)                          42     11.84 -     11.87         493            0.05    1.49  - 1.89       18.36  -  18.68
     European Growth
      (Class Y Shares)
       2003 (a)                          25     12.64 -     12.69         316            0.00    1.29  - 1.89       26.39  -  26.90
     Global Advantage
      (Class Y Shares)
       2003 (a)                           6     12.55 -     12.60          75            0.00    1.29  - 1.89       25.51  -  26.03
     Global Dividend Growth
      (Class Y Shares)
       2003 (a)                          25     12.92 -     12.97         325            0.00    1.29  - 1.89       29.18  -  29.71
     High Yield
      (Class Y Shares)
       2003 (a)                          37     11.29 -     11.33         415            3.47    1.29  - 1.89       12.85  -  13.31
     Income Builder
      (Class Y Shares)
       2003 (a)                          19     11.62 -     11.67         222            2.36    1.29  - 1.89       16.18  -  16.66
     Information
      (Class Y Shares)
       2003 (a)                           6     14.90 -     14.96          96            0.00    1.29  - 1.89       49.04  -  49.65

(a) For the period beginning July 1, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration
      (Class Y Shares)
       2003 (a)                          97  $   9.98 - $   10.02  $      968            1.65%   1.29% - 1.89%      -0.23% -   0.18%
     Money Market
      (Class Y Shares)
       2003 (a)                          71      9.90 -      9.94         701            0.19    1.29  - 1.89       -1.04  -  -0.64
     Pacific Growth
      (Class Y Shares)
       2003 (a)                          10     13.89 -     13.94         134            0.00    1.29  - 1.89       38.87  -  39.43
     Quality Income Plus
      (Class Y Shares)
       2003 (a)                          43     10.27 -     10.31         439            2.57    1.29  - 1.89        2.69  -   3.11
     S&P 500 Index
      (Class Y Shares)
       2003 (a)                         102     12.06 -     12.11       1,231            0.00    1.29  - 1.89       20.65  -  21.14
     Strategist
      (Class Y Shares)
       2003 (a)                          24     11.99 -     12.03         283            0.78    1.29  - 1.89       19.85  -  20.34
     Utilities (Class Y Shares)
       2003 (a)                          10     11.46 -     11.51         109            1.69    1.29  - 1.89       14.58  -  15.05

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
     Oppenheimer Aggressive
      Growth
       2003                             302      5.50 -      5.50       1,660            0.00    1.25  - 1.25       24.02  -  24.02
       2002                             290      3.29 -      4.43       1,284            0.57    1.25  - 1.25      -67.05  - -28.69
       2001                             137      6.22 -      6.22         853            0.54    1.25  - 1.25      -32.13  - -32.13
     Oppenheimer Bond
       2003                             121     12.33 -     12.33       1,494            5.37    1.25  - 1.25        5.44  -   5.44
       2002                             106     11.70 -     11.70       1,245            6.03    1.25  - 1.25        7.72  -   7.72
       2001 (o)                          26     10.86 -     10.86         280            2.71    1.25  - 1.25        8.57  -   8.57

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Capital
      Appreciation
       2003                             237  $   7.21 - $    7.21  $    1,711            0.33%   1.25% - 1.25%      29.31% -  29.31%
       2002                             187      5.58 -      5.58       1,041            0.52    1.25  - 1.25      -27.77  - -27.77
       2001                             108      7.72 -      7.72         833            0.04    1.25  - 1.25      -13.68  - -13.68
     Oppenheimer Global
      Securities
       2003                             109      9.08 -      9.08         988            0.60    1.25  - 1.25       41.24  -  41.24
       2002                              85      6.43 -      6.43         544            0.44    1.25  - 1.25      -23.11  - -23.11
       2001                              41      8.36 -      8.36         344            0.03    1.25  - 1.25      -16.37  - -16.37
     Oppenheimer High
      Income
       2003                              63     11.23 -     11.23         708            6.24    1.25  - 1.25       22.41  -  22.41
       2002                              52      9.18 -      9.18         481            8.89    1.25  - 1.25       -3.61  -  -3.61
       2001 (o)                          24      9.52 -      9.52         224            0.01    1.25  - 1.25       -4.80  -  -4.80
     Oppenheimer Main
      Street (d)
       2003                             494      8.26 -      8.26       4,078            0.83    1.25  - 1.25       25.14  -  25.14
       2002                             402      6.60 -      8.66       2,651            0.59    1.25  - 1.35      -13.43  - -19.81
       2001                             173      8.23 -      8.23       1,424            0.37    1.25  - 1.25      -11.29  - -11.29
     Oppenheimer Main Street
      Small Cap Growth
       2003                             119     10.19 -     10.19       1,217            0.00    1.25  - 1.25       42.56  -  42.56
       2002                              78      7.15 -      7.15         557            0.00    1.25  - 1.25      -16.80  - -16.80
       2001                              22      8.59 -      8.59         192            0.00    1.25  - 1.25       -1.61  -  -1.61
     Oppenheimer Strategic
      Bond
       2003                             277     13.22 -     13.22       3,661            5.75    1.25  - 1.25       16.60  -  16.60
       2002                             221     10.41 -     11.34       2,504            5.59    1.25  - 1.35        4.07  -   6.10
       2001                              96     10.68 -     10.68       1,029            2.27    1.25  - 1.25        3.53  -   3.53

(d) Previously known as Oppenheimer Main Street Growth & Income

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
     Oppenheimer Aggressive
      Growth (SC)
       2003 (b)                          50  $  12.36 - $   12.47  $      621            0.00%   1.29% - 1.99%      23.64% -  24.68%
     Oppenheimer Capital
      Appreciation (SC)
       2003 (b)                         121     12.26 -     12.32       1,486            0.00    1.29  - 1.99       22.64  -  23.23
     Oppenheimer Global
      Securities (SC)
       2003 (b)                          67     14.20 -     14.32         958            0.00    1.29  - 1.99       42.04  -  43.23
     Oppenheimer High
      Income (SC)
       2003 (b)                          57     12.93 -     13.04         734            0.00    1.29  - 1.99       29.30  -  30.39
     Oppenheimer Main
      Street (SC)
       2003 (b)                         226     12.61 -     12.71       2,858            0.00    1.29  - 1.99       26.07  -  27.13
     Oppenheimer Main
      Street Small Cap
      Growth (SC)
       2003 (b)                          70     14.63 -     14.75       1,023            0.00    1.29  - 1.99       46.32  -  47.55
     Oppenheimer Multiple
      Strategies (SC)
       2003 (b)                          54     13.07 -     13.18         711            0.00    1.29  - 1.99       30.67  -  31.76
     Oppenheimer Strategic
      Bond (SC)
       2003 (b)                         134     12.11 -     12.21       1,624            0.00    1.29  - 1.99       21.11  -  22.13

Investments in the Putnam
   Variable Trust
   Sub-Accounts:
     VT American Government
      Income
       2003                             784     12.05 -     12.61       9,849            4.22    1.25  - 1.65       -0.12  -   0.29
       2002                             880     12.06 -     12.57      11,047            1.88    1.25  - 1.65        7.51  -  20.62
       2001                             414     11.42 -     11.69       4,837            0.00    1.25  - 1.60        5.21  -  14.20
     VT Asia Pacific Growth
       2002 (i)                           -       N/A -       N/A           -            0.00    1.25  - 1.25         N/A  -    N/A
       2001                              22      7.19 -      7.19         156            0.00    1.25  - 1.25      -24.96  - -24.96

(b) For the period beginning May 1, 2003 and ended December 31, 2003
(i) For the period beginning January 1, 2002 and ended October 11, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
     VT Capital Appreciation
       2003                             135  $   7.24 - $    7.34  $      986            0.00%   1.25% - 1.65%      22.74% -  23.23%
       2002                             121      5.90 -      5.95         722            0.13    1.25  - 1.65      -41.02  - -23.32
       2001                              76      7.73 -      7.76         593            0.00    1.25  - 1.60      -22.72  - -14.99
     VT Capital Opportunities
       2003 (b)                         103     12.90 -     12.93       1,330            4.31    1.25  - 1.65       28.98  -  29.32
     VT Discovery Growth (e)
       2003                             357      4.47 -      4.53       1,614            0.00    1.25  - 1.65       29.83  -  30.35
       2002                             334      3.44 -      3.48       1,160            0.00    1.25  - 1.65      -65.56  - -30.46
       2001                             109      4.98 -      5.00         544            0.00    1.25  - 1.60      -50.24  - -31.65
     VT Diversified Income
       2003                             859     12.33 -     12.42      10,591            8.77    1.25  - 1.65       18.07  -  18.55
       2002                             842     10.40 -     10.52       8,757            8.27    1.25  - 1.65        4.58  -   5.20
       2001                             705      9.94 -      9.95       7,012            6.22    1.25  - 1.60       -0.51  -   2.21
     VT Equity Income
       2003 (b)                          35     12.02 -     12.05         424            0.96    1.25  - 1.60       20.20  -  20.49
     VT The George Putnam
      Fund of Boston
       2003                           1,347     10.40 -     12.07      14,344            2.13    1.25  - 1.89       15.58  -  20.72
       2002                           1,158      9.00 -      9.65      10,558            2.24    1.25  - 1.65       -9.89  -  -3.50
       2001                             804      9.99 -     11.37       8,132            1.90    1.25  - 1.60       -0.81  -  13.71
     VT Global Asset
      Allocation
       2003                             263      9.44 -     12.42       2,526            5.54    1.25  - 1.89       20.37  -  24.21
       2002                             190      7.52 -      7.84       1,481            1.94    1.25  - 1.65      -24.85  - -13.61
       2001                             201      8.73 -      9.08       1,826            0.73    1.25  - 1.60      -12.72  -  -9.66
     VT Global Equity
       2003                             803      5.00 -      7.37       5,760            1.04    1.25  - 1.65       27.10  -  27.62
       2002                           1,189      3.94 -      5.78       6,204            0.06    1.25  - 1.65      -60.63  - -23.37
       2001                             958      4.90 -      7.54       7,127            0.00    1.25  - 1.60      -50.96  - -30.65
     VT Growth and Income
       2003                           4,794      9.09 -     13.49      44,511            1.71    1.25  - 1.89       25.79  -  34.93
       2002                           4,839      7.23 -      7.95      35,398            1.54    1.25  - 1.65      -20.00  - -20.33
       2001                           4,244      9.98 -      9.04      38,584            1.33    1.25  - 1.65       -7.57  -  -0.17

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
       2003                             585  $   4.13 - $    4.22  $    2,469            0.00%   1.25% - 1.65%     -58.72% -  21.52%
       2002                             587      3.47 -      3.48       2,038            0.00    1.25  - 1.60      -30.62  - -30.37
       2001                             698      4.98 -      5.01       3,478            0.00    1.25  - 1.60      -49.87  - -32.95
     VT Health Sciences
       2003                             657     10.60 -     11.28       6,848            0.52    1.25  - 1.99       12.78  -  16.91
       2002                             654      7.55 -      9.07       5,890            0.00    1.25  - 1.65      -24.46  - -21.34
       2001                             663      9.49 -     11.53       7,600            0.00    1.25  - 1.60      -20.76  -  -5.06
     VT High Yield
       2003                             583     11.25 -     13.33       6,667            8.96    1.25  - 1.89       24.96  -  33.33
       2002                             469      9.01 -      9.11       4,221           12.16    1.25  - 1.65       -8.89  -  -1.97
       2001                             415      9.12 -      9.19       3,807           10.36    1.25  - 1.60       -8.79  -   2.35
     VT Income
       2003                           1,643     10.42 -     12.04      19,661            4.43    1.25  - 1.99        3.12  -   4.20
       2002                           1,542     11.67 -     11.88      18,009            4.57    1.25  - 1.65        6.54  -  18.85
       2001                           1,019     10.96 -     11.12      11,167            3.96    1.25  - 1.60        5.95  -  11.18
     VT International Equity (f)
       2003                           1,062     10.42 -     13.37      10,943            0.85    1.25  - 1.89       26.92  -  33.70
       2002                           1,469      5.79 -      8.21      11,004            0.76    1.25  - 1.65      -19.03  - -18.70
       2001                           1,023      7.15 -     10.10      10,260            0.26    1.25  - 1.65      -28.46  - -21.61
     VT International Growth
      and Income
       2003                             246      8.94 -      9.95       2,436            1.93    1.25  - 1.65       35.58  -  36.13
       2002                             411      6.60 -      7.31       2,893            0.46    1.25  - 1.65      -34.04  - -14.85
       2001                             260      8.14 -      8.58       2,225            0.92    1.25  - 1.60      -21.80  - -18.65
     VT International New
      Opportunities
       2003                             249      5.17 -      8.68       2,125            0.38    1.25  - 1.65       31.01  -  31.54
       2002                             570      3.95 -      6.60       2,980            0.54    1.25  - 1.65      -60.50  - -14.71
       2001                             318      3.97 -      7.74       2,449            0.00    1.25  - 1.60      -60.32  - -29.57
     VT Investors
       2003                           2,373      6.85 -     12.98      16,229            0.39    1.25  - 1.89       25.55  -  29.80
       2002                           2,518      4.63 -      5.46      13,625            0.16    1.25  - 1.65      -53.73  - -24.83
       2001                           2,525      6.36 -      7.26      18,237            0.00    1.25  - 1.60      -36.40  - -25.72
     VT Mid Cap Value
       2003 (b)                         144     12.77 -     12.80       1,845            1.58    1.25  - 1.65       27.67  -  28.01

(b) For the period beginning May 1, 2003 and ended December 31, 2003
(f) Previously known as VT International Growth

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
     VT Money Market
       2003                           1,203  $   9.83 - $   10.87  $   12,668            0.48%   1.25% - 1.99%      -1.68% -  -0.75%
       2002                           1,042     10.45 -     10.95      11,329            1.40    1.25  - 1.65       -0.07  -   4.52
       2001                             992     10.58 -     10.96      10,855            3.58    1.25  - 1.60        2.47  -   5.80
     VT New Opportunities
       2003                           1,777      7.08 -     13.48      12,001            0.00    1.25  - 1.89       30.78  -  34.84
       2002                           1,875      3.36 -      5.41       9,650            0.00    1.25  - 1.65      -66.42  - -31.38
       2001                           1,963      4.68 -      7.89      14,891            0.00    1.25  - 1.60      -53.24  - -31.02
     VT New Value
       2003                             612     11.82 -     14.54       7,393            1.15    1.25  - 1.99       30.82  -  45.42
       2002                             615      9.04 -     10.11       5,632            0.89    1.25  - 1.65      -16.66  -   1.09
       2001                             430     10.84 -     13.59       4,707            0.51    1.25  - 1.60        2.02  -  35.90
     VT OTC & Emerging
      Growth
       2003                           1,311      2.91 -      4.61       4,642            0.00    1.25  - 1.65       33.48  -  34.02
       2002                             547      2.18 -      3.44       1,874            0.00    1.25  - 1.65      -78.20  - -33.07
       2001                             597      2.19 -      5.14       3,048            0.00    1.25  - 1.60      -78.11  - -46.38
     VT Research
       2003                             825      8.55 -     13.08       7,079            0.28    1.25  - 1.89       23.76  -  30.83
       2002                             874      5.85 -      6.91       6,005            0.56    1.25  - 1.65      -41.49  - -23.18
       2001                             752      8.24 -      9.00       6,749            0.25    1.25  - 1.60      -19.86  - -17.56
     VT Small Cap Value
       2003                             486     15.87 -     17.62       8,500            0.31    1.25  - 1.65       47.18  -  47.79
       2002                             473     10.78 -     11.92       5,621            0.21    1.25  - 1.65      -19.62  - -19.29
       2001                             349     13.41 -     14.77       5,150            0.01    1.25  - 1.65       16.65  -  34.11
     VT Technolgy
       2002 (i)                           -       N/A -       N/A           -            0.00    1.25  - 1.60         N/A  -    N/A
       2001                             246      3.55 -      3.57         880            0.00    1.25  - 1.60      -64.45  - -39.94
     VT Utilities Growth and
      Income
       2003                             434      8.21 -     14.04       3,606            3.48    1.25  - 1.89       23.27  -  40.45
       2002                             459      6.39 -      6.66       3,058            3.51    1.25  - 1.65      -36.08  - -25.04
       2001                             486      8.89 -      9.10       4,317            2.57    1.25  - 1.60      -23.30  -  -9.05
     VT Vista
       2003                           1,103      7.90 -     13.55       7,760            0.00    1.25  - 1.89       31.50  -  35.49
       2002                             798      3.78 -      6.00       4,734            0.00    1.25  - 1.65      -62.24  - -31.47
       2001                             853      5.56 -      8.76       7,388            0.00    1.25  - 1.60      -44.40  - -34.34
     VT Voyager
       2003                           2,878      8.10 -     12.39      22,995            0.35    1.25  - 1.89       23.35  -  23.87
       2002                           2,798      4.53 -      6.56      17,929            0.65    1.25  - 1.65      -27.75  - -27.45
       2001                           2,800      6.27 -      9.05      25,007            1.11    1.25  - 1.65      -37.28  - -23.39

(i) For the period beginning January 1, 2002 and ended October 11, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Scudder
   Variable Series I
   Sub-Accounts:
     21st Century Growth
       2003                              <1  $   7.83 - $    7.83  $        3            0.00%   0.70% - 0.70%      29.96% -  29.96%
       2002                               1      6.00 -      6.02           6            0.00    0.70  - 0.80      -41.72  - -41.66
       2001                              <1     10.30 -     10.32           5            0.00    0.70  - 0.80      -23.63  -   2.96
     Balanced
       2003                              <1     10.85 -     10.85           3            7.04    0.80  - 0.80       16.99  -  16.99
       2002                               1      9.27 -      9.27          11            1.12    0.80  - 0.80      -15.75  - -15.75
       2001                              <1     11.01 -     11.01           3            0.00    0.80  - 0.80       10.05  -  10.05
     Bond
       2003                               3     12.57 -     12.64          41            7.40    0.70  - 0.80        4.22  -   4.33
       2002                               1     12.06 -     12.11          16            4.08    0.70  - 0.80        6.79  -   6.90
       2001                               1     11.30 -     11.33           8            4.42    0.70  - 0.80       12.97  -  13.32
     Capital Growth
       2003                               -         - -         -           -            2.84    0.00  - 0.00        0.00  -   0.00
       2002                               1      7.22 -      7.22           4            0.14    0.80  - 0.80      -29.75  - -29.75
       2001                              <1     10.27 -     10.27           2            0.00    0.80  - 0.80        2.72  -   2.72
     Global Discovery
       2003                               -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2002                              <1      9.98 -      9.98           4            0.00    0.80  - 0.80      -20.53  - -20.53
       2001                              <1     12.56 -     12.56           2            0.00    0.80  - 0.80       25.57  -  25.57
     Growth and Income
       2003                               1      8.66 -      8.71           7            0.63    0.70  - 0.80       25.73  -  25.85
       2002                               2      6.89 -      6.92          13            0.58    0.70  - 0.80      -23.66  - -23.74
       2001                               1      9.03 -      9.06           7            1.42    0.70  - 0.80       -9.65  -  -9.37
     International
       2003                              <1      8.74 -      8.74           3            0.40    0.70  - 0.70       26.86  -  26.86
       2002                               1      6.86 -      6.89           7            0.62    0.70  - 0.80      -19.02  - -18.94
       2001                               1      8.47 -      8.50           5            0.67    0.70  - 0.80      -15.26  - -14.99
     Money Market
       2003                               1     11.43 -     11.43          12            1.50    0.80  - 0.80       14.33  -  14.33
       2002 (p)                           -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2001 (p)                           -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00

Investments in the Scudder
   Variable Series II
   Sub-Account:
     Growth
       2003                              <1      7.32 -      7.32           3            0.11    0.70  - 0.70       23.84  -  23.84
       2002                              <1      5.89 -      5.91           3            0.00    0.70  - 0.80      -41.08  - -29.90
       2001 (q)                          <1      8.41 -      8.44           3            0.00    0.70  - 0.80      -23.86  - -23.80

(p) Although available in 2001 and 2002, there was no activity until 2003
(q) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
     UIF Active International
      Allocation (Class II)
       2003 (g)                           -  $    N/A -   $   N/A  $        -            0.00%   0.00% - 0.00%         N/A -    N/A
     UIF Emerging Markets
      Debt (Class II)
       2003 (b)                          31     11.32 -     13.84         388            0.00    1.29  - 1.99        13.19 -  38.44
     UIF Emerging Markets
      Equity (Class II)
       2003 (a)                          17     14.85 -     14.91         259            0.00    1.29  - 1.89        48.51 -  49.12
     UIF Equity and Income
      (Class II)
       2003 (a)                           8     11.57 -     11.62          98            0.90    1.29  - 1.89        15.75 -  16.22
     UIF Equity Growth
      (Class II)
       2003 (a)                          36     11.67 -     11.71         426            0.00    1.29  - 1.89        16.67 -  17.15
     UIF Global Franchise
      (Class II)
       2003 (a)                          13     12.20 -     12.25         158            0.00    1.29  - 1.89        22.01 -  22.51
     UIF Mid Cap Growth
      (Class II)
       2003 (a)                          48     13.06 -     13.12         630            0.00    1.29  - 1.89        30.63 -  31.16
     UIF Small Company
      Growth (Class II)
       2003 (b)                          61     13.56 -     13.62         823            0.00    1.29  - 1.99        35.56 -  36.21
     UIF U.S. Mid Cap Value
      (Class II)
       2003 (a)                          87     13.35 -     13.41       1,166            0.00    1.29  - 1.89        33.54 -  34.08
     UIF U.S. Real Estate
      (Class II)
       2003 (b)                          56     12.79 -     14.48         769            0.00    1.29  - 1.99        27.85 -  44.79

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
     LIT Comstock
       2003                             175  $  11.51 - $   11.51  $    2,015            0.84%   1.25% - 1.25%      29.36% -  29.36%
       2002                             118      8.89 -      8.89       1,047            0.57    1.25  - 1.25      -20.26  - -20.26
       2001                              39     11.15 -     11.15         433            0.00    1.25  - 1.25       -3.68  -  -3.68
     LIT Domestic Income
       2002 (j)                           -       N/A -       N/A           -           33.91    1.25  - 1.25         N/A  -    N/A
       2001 (o)                           7     11.24 -     11.24          81            0.07    1.25  - 1.25       12.37  -  12.37
     LIT Emerging Growth
       2003                             172      4.24 -      4.24         728            0.00    1.25  - 1.25       25.75  -  25.75
       2002                             139      3.37 -      3.37         467            0.35    1.25  - 1.25      -33.33  - -33.33
       2001                              65      5.05 -      5.05         330            0.05    1.25  - 1.25      -32.35  - -32.35
     LIT Government
       2003                              57     10.69 -     10.69         607            4.27    1.25  - 1.25        0.47  -   0.47
       2002 (k)                          47     10.64 -     10.64         496            0.00    1.25  - 1.25        6.42  -   6.42
     LIT Money Market
       2003                             193     10.31 -     10.31       1,987            0.58    1.25  - 1.25       -0.69  -  -0.69
       2002                             199     10.38 -     10.38       2,066            1.16    1.25  - 1.25       -0.05  -  -0.05
       2001 (o)                         129     10.38 -     10.38       1,344            2.60    1.25  - 1.25        3.81  -   3.81

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
     LIT Aggressive Growth
      (Class II)
       2003 (a)                          39     12.81 -     12.86         503            0.00    1.29  - 1.89       28.11  -  28.64
     LIT Comstock (Class II)
       2003 (a)                         278     12.47 -     12.53       3,479            0.00    1.29  - 1.89       24.75  -  25.25
     LIT Emerging Growth
      (Class II)
       2003 (b)                          73     11.71 -     11.85         864            0.00    1.29  - 1.99       17.12  -  18.53

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(j) On May 1, 2002 LIT Domestic Income merged into LIT Government

(k) For the period beginning May 1, 2002 and ended December 31, 2002

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
     LIT Growth and Income
      (Class II)
       2003 (b)                         183  $  12.42 - $   13.33  $    2,373            0.00%   1.29% - 1.99%      24.23% -  33.26%
     LIT Money Market
      (Class II)
       2003 (l)                           4     10.00 -     10.00          40            0.00    1.29  - 1.29        0.00  -   0.00
Investments in the Wells Fargo
   Variable Trust
   Sub-Accounts:
     Wells Fargo VT Asset
      Allocation
       2003                              67      9.54 -      9.54         636            1.65    1.25  - 1.25       20.57  -  20.57
       2002                              54      7.92 -      7.92         431            2.40    1.25  - 1.25      -13.94  - -13.94
       2001                              13      9.20 -      9.20         120            1.68    1.25  - 1.25       -8.13  -  -8.13
     Wells Fargo VT Equity
      Income
       2003                              26      9.68 -      9.68         250            1.54    1.25  - 1.25       24.63  -  24.63
       2002                              24      7.77 -      7.77         184            1.93    1.25  - 1.25      -20.27  - -20.27
       2001                               8      9.74 -      9.74          82            1.56    1.25  - 1.25       -6.60  -  -6.60
     Wells Fargo VT Growth
       2003                              40      6.45 -      6.45         260            0.00    1.25  - 1.25       22.04  -  22.04
       2002                              20      5.29 -      5.29         108            0.10    1.25  - 1.25      -26.77  - -26.77
       2001                               5      7.22 -      7.22          35            0.02    1.25  - 1.25      -20.22  - -20.22

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(l) For the period beginning December 31, 2003 and ended December 31, 2003

                                     PART C

                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The Financial Statements of Allstate Life Insurance Company of New York ("Allstate New York" or "Depositor") and Allstate Life of New York Separate Account A ("Separate Account") are filed herewith in Part B of this Registration Statement

24B. EXHIBITS

The following exhibits correspond to those required by paragraph (b) of Item 24 as to Exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3)(a) Form of Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.) (Previously filed in Pre-effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(3)(b) Form of Underwriting Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(c) Form of Administrative Services Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(d) General Agent's Agreement between Allstate Life Insurance Company of New York, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 17,
1998).

(4)(a) Form of Contract (Previously filed in Pre-Effective Amendment No, 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(4)(b) Income Benefit Rider (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002).

(4)(c) Amendatory Endorsement to Payout Start Date (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(d) Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(e) Form of Allstate Advisor Contract (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(f) Form of Enhanced Beneficiary Protection Rider B (Maximum Anniversary Value) (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(g) Form of Retirement Income Guarantee Rider 1 (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(h) Form of Retirement Income Guarantee Rider 2 (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(i) Form of Income Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(j) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(k) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(l) Form of Amendatory Endorsement for Grantor Trust(Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(m) Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(4)(n) Form of TrueReturn Accumulation Benefit Rider (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(5)(a) Form of Application for a Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(5)(b) Form of Application for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(5)(c) Form of Application for Allstate Variable Annuity - B Share and L-Share Contracts (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(5)(d) Form of Application for Allstate Variable Annuity Contracts - B Share and L-Share (Asset Allocation Program) (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(5)(e) Form of Application for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(5)(f) Form of Application for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(6)(b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7) Not applicable

(8)(a) Form of Participation Agreement (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company of New York ("LSA Participation Agreement") (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated
October 31, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company of New York ("Van Kampen LIT Participation Agreement") (incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Fund, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(k) Form of Participation Agreement among Dean Witter Variable Investment Series (now Morgan Stanley Variable Investment Series), Dean Witter Distributors Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 30, 1996).

(8)(l) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1,
2000).

(8)(m) Form of Participation Agreement among Alliance Capital Management L.P., Alliance Fund Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1,
2000).

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-74411) dated June 19, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411) dated September 29, 2000.)

(9)(e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002.)

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(9)(g) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(9)(i) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(9)(j) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered filed herewith

(10)(a) Independent Auditors' Consent filed herewith

(10)(b) Consent of Foley & Lardner, LLP filed herewith

(11) Not applicable

(12) Not applicable

(99)(a) Power of Attorney for Samuel H. Pilch (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(99)(b) Power of Attorney for Vincent A. Fusco (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated February 14, 2000.)

(99)(c) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien and Patricia W. Wilson (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411) dated September 29, 2000.)

(99)(d) Powers of Attorney for Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr. and Steven E. Shebik (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29,
2002.)

(99)(e) Power of Attorney for Casey Sylla (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(99)(f) Power of Attorney for Phyllis Hill Slater (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(99)(g) Power of Attorney for Kevin R. Slawin filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                 DEPOSITOR OF THE ACCOUNT

Marcia D. Alazraki                          Director
Margaret G. Dyer                            Vice President
Vincent A. Fusco                            Director and Chief Operations Officer
Cleveland Johnson, Jr.                      Director
John C. Lounds                              Director and Vice President
J. Kevin McCarthy                           Director and Vice President
Kenneth R. O'Brien                          Director
John R. Raben, Jr.                          Director
Steven E. Shebik                            Director, Vice President and Chief Financial Officer
Phyllis Hill Slater                         Director
Kevin R. Slawin                             Director
Casey J. Sylla                              Director, Chairman of the Board, and President
Michael J. Velotta                          Director, Vice President, General Counsel and Secretary
Patricia W. Wilson                          Director and Assistant Vice President
Fred Amos                                   Chief Administrative Officer
Eric A. Simonson                            Senior Vice President and Chief Investment Officer
Samuel H. Pilch                             Group Vice President and Controller
Marla G. Friedman                           Vice President
Karen C. Gardner                            Vice President
Anson J. Glacy, Jr.                         Vice President
John R. Hunter                              Vice President
Michael J. Roche                            Vice President
John Eric Smith                             Vice President
James P. Zils                               Treasurer
Mark Cloghessey                             Assistant Vice President
Errol Cramer                                Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                            Assistant Vice President
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Dorothy E. Even                             Assistant Vice President
Lisa J. Flanary                             Assistant Vice President
Douglas F. Gaer                             Assistant Vice President
Judith P. Greffin                           Assistant Vice President
Carol L. Kiel                               Assistant Vice President
Charles D. Mires                            Assistant Vice President
Robert L. Park                              Assistant Vice President and Chief Compliance Officer
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel and Assistant Secretary
Timothy N. VanderPas                        Assistant Vice President
David A. Walsh                              Assistant Vice President
Richard Zaharias                            Assistant Vice President
Robert W. Birman                            Assistant Secretary
Doris J. Bryant                             Assistant Secretary
Emma Kalaidijian                            Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Mary J. McGinn                              Assistant Secretary
Douglas H. Allen                            Assistant Treasurer
Nestor Almaria                              Assistant Treasurer
Roberta S. Asher                            Assistant Treasurer
Ralph A. Bergholtz                          Assistant Treasurer
Mark A. Bishop                              Assistant Treasurer
Robert B. Bodett                            Assistant Treasurer
Barbara S. Brown                            Assistant Treasurer
Jeffrey Cannon                              Assistant Treasurer
John Carbone                                Assistant Treasurer
Lynn Cirrincione                            Assistant Treasurer
Rhonda Hoops                                Assistant Treasurer
Peter S. Horos                              Assistant Treasurer
Thomas C. Jensen                            Assistant Treasurer
James B. Kearns                             Assistant Treasurer
David L. Kocourek                           Assistant Treasurer
Heather Kracik                              Assistant Treasurer
David M. Krueger                            Assistant Treasurer
Beth K. Marder                              Assistant Treasurer
William R. Schmidt                          Assistant Treasurer
Dave Simek                                  Assistant Treasurer
Stephen Stone                               Assistant Treasurer
Robert Treleven                             Assistant Treasurer
Louise J. Walton                            Assistant Treasurer
Jerry D. Zinkula                            Assistant Treasurer
Robert E. Transon                           Illustration Actuary

*The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge,
New York 11788. The principal business address of Ms. Alazraki is 1675 Broadway,
New York, New York, 10019. The principal business address of Mr. Johnson is 47
Doral Lane, Bay Shore, New York 11706. The principal business address of Mr.
O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260.
The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great
Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois
60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated  herein by reference to the Form 10-K Annual Report of The Allstate
Corporation March 11, 2004 (File No. 1-11840).



27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Variable Annuity Contract:

As of January 31, 2004, there were 3,788 nonqualified contracts and 3,179 qualified contracts.

Allstate Advisor Variable Annuity Contract:

As of January 31, 2004, there were 378 nonqualified contracts and 336 qualified contracts.

Allstate Variable Annuity - B Share Contract:

As of January 31, 2004, there were 140 nonqualified contracts and 149 qualified
Contracts

28. INDEMNIFICATION

The by-laws of both Allstate New York and Allstate Distributors, L.L.C.
(Principal Underwriter), provide for the indemnification of their directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the respective company, unless a court determines such person is entitled to such indemnity.

The General Agent's Agreement (Exhibit 3(d)) contains a provision in which
Allstate Life Insurance Company of New York agrees to indemnify Morgan Stanley
DW Inc. as underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable
Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley DW Inc. ("Morgan Stanley DW"), principal underwriter for the
Allstate Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable Annuity Contracts, are as follows:

Name and Principal                Positions and Offices
Business Address*                 with Underwriter of Each Such Person

J.Kevin McCarthy                  Chairman of the Board, Chief Executive Officer and Manager
Steven E. Shebik                  Manager
Brent H. Hamann                   Executive Vice President and Secretary
John R. Hunter                    President, Broker Dealer Division
Robert A. Shore                   President, Financial Institutions Division
J. Eric Smith                     Executive Vice President and Chief Operations Officer
Karen C. Gardner                  Vice President
William Webb                      Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner               Assistant Vice President and Compliance Officer
Emma M. Kalaidjian                Assistant Secretary
Joseph P. Rath                    Vice President, General Counsel and Secretary
Michael J. Velotta                Assistant Secretary and Manager
Barry S. Paul                     Assistant Treasurer
James P. Zils                     Assistant Treasurer
Ron Johnson                       Executive Vice President
DeeAnne Asplin                    Sr. Vice President
Eric Alstrin                      Sr. Vice President
Eric L. Baldwin                   Sr. Vice President
Jason Bickler                     Sr. Vice President
Bill Borst                        Sr. Vice President
Jeff Churba                       Sr. Vice President
Russ Cobler                       Sr. Vice President
Evelyn Cooper                     Sr. Vice President
Albert Dal Porto                  Sr. Vice President
Gregg Ruvoli                      Sr. Vice President
Andrea Schur                      Sr. Vice President
Mike Scanlon                      Sr. Vice President
Ralph Schmidt                     Sr. Vice President
Rebecca Bates                     Vice President
Warren A. Blom                    Vice President
L.Andrea Barfield Bolger          Vice President
Eugene Bolinsky                   Vice President
P.J. Bonfilio                     Vice President
Henry Conkle                      Vice President
Brian Connelly                    Vice President
John DeGeronimo                   Vice President
Diane Donnelly                    Vice President
Russ Ergood                       Vice President
Don Gross                         Vice President
Bill Houston                      Vice President
Lyn Jordan                        Vice President
Gwenn Kessler                     Vice President
George Knox                       Vice President
Don Lanham                        Vice President
Stephen A. Lipker                 Vice President
Josh Lutzker                      Vice President
Thomas Mahoney                    Vice President
Barbara Marsh                     Vice President
David McHugh                      Vice President
Jeff Mount                        Vice President
Greg Mudd                         Vice President
Hugh C. Mueting                   Vice President
Larry Nisenson                    Vice President
Karen K.M. Norrman                Vice President
Shane O'Brien                     Vice President
David Onan                        Vice President
Jeff Osterman                     Vice President
Ken Rapp                          Vice President
Bob Riley                         Vice President
Merritt Schoff                    Vice President
Anne Serato                       Vice President
Troy V. Simmons                   Vice President
Deanna Smith                      Vice President
Stu Smith                         Vice President
David Veale                       Vice President
Brian J. Wood                     Vice President
Amy C. Floyd                      Assistant Vice President


* The principal business address of the forgoing officers and directors is 3100
Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley DW, the principal underwriter for the Allstate Variable Annuity Contracts are as follows:

Name and Principal Business                  Positions and Offices
Address* of Each Such Person                 with Underwriter

John H. Schaefer                             President, Chief Executive Officer and Chief Operating Officer
Bruce F. Alonso                              Managing Director
Mary Caracappa                               Managing Director and Controller
Ronald T. Carman                             Managing Director, Associate General Counsel and Assistant Secretary
Mayree Clark                                 Managing Director
Alexander C. Frank                           Managing Director and Treasurer
Raymond A. Harris                            Managing Director
Stephen J. Liguori                           Managing Director
Robin Roger                                  Managing Director and General Counsel Securities
Michael H. Stone                             Managing Director, General Counsel and Secretary
Samuel A. Turvey                             Managing Director and Chief Compliance Officer
Charles F. Vadala, Jr.                       Managing Director and Chief Financial Officer
Steven C. Van Wyk                            Managing Director
Robert V. Luebeck                            Chief Operations Officer
Joyce L. Kramer                              Executive Director, Deputy General Counsel and Assistant Secretary
Robert L. Palleschi                          Executive Director
Debra M. Aaron                               Vice President
Darlene R. Lockhart                          Vice President
Bruce Sandberg                               Vice President
Kevin Mooney                                 Vice President
Frank G. Skubic                              Vice President
Eileen S. Wallace                            Vice President
Sabrina Hurley                               Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.


(c) Compensation of Allstate Distributors, L.L.C.


(1)                     (2)                     (3)                (4)              (5)
                       Net Underwriting
Name of Principal      Discounts and     Compensation on                             Brokerage
Underwriter            Commissions       Redemption            Commissions           Compensation
---------------------------------------------------------------------------------------------------

Allstate
Distributors             N/A                 N/A                    $0                  N/A


(1)                     (2)                     (3)                (4)              (5)
                       Net Underwriting
Name of Principal      Discounts and     Compensation on                             Brokerage
Underwriter            Commissions       Redemption            Commissions           Compensation
---------------------------------------------------------------------------------------------------

Morgan
Stanley DW              N/A                 N/A                $1,463,389               N/A


30. LOCATION OF ACCOUNTS AND RECORDS

Allstate New York is located at 100 Motor Parkway, Hauppauge, New York
11788-5107.

Allstate Distributors, L.L.C., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Morgan Stanley DW is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None


32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 1st day of April, 2004.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)
                         By: /s/MICHAEL J. VELOTTA
                         ----------------------
                         Michael J. Velotta
                         Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 1st day of April 2004.


*/MARCIA D. ALAZRAKI              Director
------------------------
Marcia D. Alazraki

*/VINCENT A. FUSCO                Director and Chief Operations Officer
-------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.          Director
-------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                  Director and Vice President
-------------------------
John C. Lounds

*/J. KEVIN MCCARTHY               Director and Vice President
--------------------------
J. Kevin McCarthy



*/KENNETH R. O'BRIEN              Director
------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH                 Controller and Group Vice President
---------------------             (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN R. RABEN, JR.              Director
-------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK                Director, Vice President and Chief
------------------------          Financial Officer
Steven E. Shebik                  (Principal Financial Officer)

*/PHYLLIS HILL SLATER             Director
----------------------
Phyllis Hill Slater

*/KEVIN R. SLAWIN                 Director
----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                  Director, Chairman of the Board and
------------------                President
Casey J. Sylla                    (Principal Executive Officer)

/s/MICHAEL J. VELOTTA             Director, Vice President, General Counsel
-------------------               and Secretary
Michael J. Velotta

*/PATRICIA W. WILSON              Director and Assistant Vice President
----------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index


(9)(j)          Opinion and Consent of Michael J. Velotta

(10)(a)         Independent Auditors' Consent

(10)(b)         Consent of Foley & Lardner, LLP

(99)(g)         Power of Attorney for Kevin R. Slawin